NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Global Allocation V.I. Fund - Class III (MLVGA3)
169,916 shares (cost $2,535,905)	$2,215,707
Stock Index Fund, Inc. - Initial Shares (DSIF)
14,625 shares (cost $462,061)	635,007
Stock Index Fund, Inc. - Service Shares (DSIFS)
39,681 shares (cost $1,525,518)	1,724,938
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,873 shares (cost $54,457)	72,221
Floating-Rate Income Fund (ETVFR)
1,890 shares (cost $17,141)	16,634
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,907 shares (cost $8,887)	10,260
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
22,795 shares (cost $119,157)	121,496
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,988 shares (cost $34,154)	31,219
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
75,122 shares (cost $1,314,603)	1,218,471
Mid Cap Growth Series - Service Class (MMCGSC)
191,717 shares (cost $1,105,795)	1,504,980
New Discovery Series - Service Class (MNDSC)
86,657 shares (cost $1,363,551)	1,252,195
Value Series - Service Class (MVFSC)
142,540 shares (cost $2,187,819)	2,582,829
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
45,850 shares (cost $970,855)	1,014,666
Core Plus Fixed Income Portfolio - Class II (MSVF2)
19,490 shares (cost $205,193)	199,191
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
18,442 shares (cost $331,934)	282,721
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
158,288 shares (cost $2,971,270)	3,735,591
American Funds NVIT Bond Fund - Class II (GVABD2)
73,295 shares (cost $839,335)	831,161
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
55,799 shares (cost $1,260,774)	1,644,947
American Funds NVIT Growth Fund - Class II (GVAGR2)
29,906 shares (cost $1,671,058)	2,581,168
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
13,926 shares (cost $575,591)	763,306
Federated NVIT High Income Bond Fund - Class I (HIBF)
25,760 shares (cost $177,764)	155,846
NVIT Emerging Markets Fund - Class II (GEM2)
135,702 shares (cost $1,527,100)	1,228,104
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
21,048 shares (cost $209,042)	199,321
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
6,530 shares (cost $65,284)	58,446
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,083 shares (cost $15,349)	14,505
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
851 shares (cost $12,217)	11,392
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
112,368 shares (cost $1,212,688)	1,071,994
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
71,382 shares (cost $792,258)	783,062

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
56,755 shares (cost $568,627)	608,978
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
37,319 shares (cost $403,845)	374,312
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
185,540 shares (cost $2,070,839)	2,013,105
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
14,533 shares (cost $154,491)	138,352
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
109,482 shares (cost $1,212,981)	1,161,603
NVIT Core Bond Fund - Class I (NVCBD1)
643 shares (cost $7,140)	6,721
NVIT Core Bond Fund - Class II (NVCBD2)
65,196 shares (cost $715,657)	679,990
NVIT Core Plus Bond Fund - Class II (NVLCP2)
50,806 shares (cost $591,804)	563,951
NVIT Nationwide Fund - Class II (TRF2)
3,845 shares (cost $31,817)	55,791
NVIT Government Bond Fund - Class I (GBF)
520,923 shares (cost $6,072,050)	5,657,227
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
265,577 shares (cost $2,675,583)	3,348,929
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
46,976 shares (cost $666,797)	697,129
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2,346 shares (cost $37,454)	39,368
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
563,152 shares (cost $5,765,032)	5,586,464
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,336,172 shares (cost $23,465,943)	29,295,600
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,091,084 shares (cost $10,818,739)	14,500,507
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
726,727 shares (cost $7,278,798)	8,052,131
NVIT Mid Cap Index Fund - Class I (MCIF)
14,817 shares (cost $304,223)	332,650
NVIT Mid Cap Index Fund - Class II (MCIF2)
106,846 shares (cost $2,063,010)	2,383,726
NVIT Money Market Fund - Class I (SAM)
14,582,425 shares (cost $14,582,425)	14,582,425
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,871 shares (cost $21,506)	19,156
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,926 shares (cost $32,894)	27,625
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
41,148 shares (cost $461,496)	385,555
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
4,044 shares (cost $51,065)	50,667
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
265,794 shares (cost $2,463,026)	2,634,020
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
6,085 shares (cost $76,199)	63,585
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
14,959 shares (cost $165,516)	150,486
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
41,165 shares (cost $728,080)	720,801
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,052 shares (cost $71,574)	79,767
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
68,545 shares (cost $765,063)	885,600
NVIT Multi-Manager Small Company Fund - Class I (SCF)
13,784 shares (cost $236,220)	283,813
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
56,375 shares (cost $920,229)	1,116,230
NVIT Short Term Bond Fund - Class II (NVSTB2)
14,270 shares (cost $149,535)	144,986

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,404,934 shares (cost $40,225,503)	48,074,639
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,826,672 shares (cost $30,711,198)	36,369,040
Templeton NVIT International Value Fund - Class III (NVTIV3)
804 shares (cost $10,914)	8,746
NVIT Real Estate Fund - Class II (NVRE2)
186,758 shares (cost $1,537,433)	1,198,986
VPS Growth and Income Portfolio - Class B (ALVGIB)
64,550 shares (cost $1,141,973)	1,922,300
VPS International Value Portfolio - Class B (ALVIVB)
27,258 shares (cost $519,785)	365,534
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,690 shares (cost $552,478)	845,066
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
169,465 shares (cost $2,719,098)	2,906,319
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
4,276 shares (cost $84,108)	80,724
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
14,469 shares (cost $181,996)	241,785
Managed Tail Risk Fund II: Service Shares (FCA2S)
129,777 shares (cost $767,556)	661,862
High Income Bond Fund II - Service Shares (FHIBS)
366,535 shares (cost $2,464,979)	2,320,164
Kaufmann Fund II - Primary Shares (FVK2)
7,690 shares (cost $129,099)	133,967
Quality Bond Fund II - Primary Shares (FQB)
133,912 shares (cost $1,474,442)	1,469,014
Quality Bond Fund II - Service Shares (FQBS)
290,158 shares (cost $3,259,971)	3,171,427
Equity-Income Portfolio - Initial Class (FEIP)
419,571 shares (cost $8,577,383)	8,584,432
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
111,276 shares (cost $1,031,695)	1,629,079
High Income Portfolio - Initial Class (FHIP)
1,264,188 shares (cost $6,483,297)	6,257,732
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
66,391 shares (cost $951,918)	1,255,460
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
33,109 shares (cost $434,862)	622,113
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
21,138 shares (cost $304,631)	395,281
VIP Asset Manager Portfolio - Initial Class (FAMP)
137,993 shares (cost $1,984,251)	2,174,768
VIP Asset Manager Portfolio - Service Class (FAMS)
94,895 shares (cost $1,340,682)	1,484,150
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
47,326 shares (cost $652,290)	731,184
VIP Balanced Portfolio - Initial Class (FBP)
722,574 shares (cost $10,905,053)	11,756,284
VIP Balanced Portfolio - Service Class (FBS)
139,772 shares (cost $2,058,248)	2,264,309
VIP Balanced Portfolio - Service Class 2 (FB2)
98,123 shares (cost $1,401,641)	1,565,057
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
132,900 shares (cost $1,470,179)	1,669,219
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
15,481 shares (cost $158,053)	197,222
VIP Equity-Income Portfolio - Service Class (FEIS)
365,570 shares (cost $7,773,252)	7,446,665
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
470,646 shares (cost $9,518,904)	9,431,754
VIP Growth & Income Portfolio - Initial Class (FGIP)
248,274 shares (cost $3,627,058)	4,687,404
VIP Growth & Income Portfolio - Service Class (FGIS)
281,037 shares (cost $4,072,674)	5,269,447
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
186,050 shares (cost $2,439,084)	3,449,365

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Growth Portfolio - Initial Class (FGP)
139,922 shares (cost $5,084,142)	9,199,886
VIP Growth Portfolio - Service Class (FGS)
133,696 shares (cost $4,830,844)	8,766,465
VIP Growth Portfolio - Service Class 2 (FG2)
110,447 shares (cost $4,594,773)	7,180,137
VIP High Income Portfolio - Service Class (FHIS)
617,855 shares (cost $3,179,877)	3,039,847
VIP High Income Portfolio - Service Class 2 (FHI2)
534,797 shares (cost $2,735,474)	2,567,027
VIP Index 500 Portfolio - Initial Class (FIP)
97,483 shares (cost $15,208,407)	20,123,465
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
793,613 shares (cost $10,287,218)	9,816,993
VIP Mid Cap Portfolio - Initial Class (FMCP)
72,473 shares (cost $2,156,951)	2,366,241
VIP Mid Cap Portfolio - Service Class (FMCS)
187,750 shares (cost $5,539,619)	6,084,989
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
416,678 shares (cost $12,371,718)	13,262,853
VIP Money Market Portfolio - Initial Class (FMMP)
4,519,658 shares (cost $4,519,658)	4,519,658
VIP Overseas Portfolio - Initial Class (FOP)
365,579 shares (cost $6,577,364)	6,975,245
VIP Overseas Portfolio - Service Class (FOS)
92,833 shares (cost $1,729,052)	1,763,822
VIP Overseas Portfolio - Service Class 2 (FO2)
134,380 shares (cost $2,603,262)	2,541,124
VIP Value Portfolio - Service Class 2 (FV2)
27,166 shares (cost $313,655)	358,858
VIP Value Strategies Portfolio - Service Class (FVSS)
8,434 shares (cost $89,568)	122,467
VIP Value Portfolio - Service Class (FVS)
16,106 shares (cost $195,881)	215,174
Rising Dividends Securities Fund - Class 1 (FTVRDI)
39,041 shares (cost $756,657)	986,165
Templeton Foreign Securities Fund - Class 1 (TIF)
7,842 shares (cost $102,699)	105,554
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
75,357 shares (cost $559,013)	508,660
Socially Responsive Portfolio - I Class Shares (AMSRS)
10,830 shares (cost $179,865)	232,421
International Growth Fund/VA- Service Shares (OVIGS)
18,653 shares (cost $42,716)	42,716
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,946 shares (cost $242,362)	225,942
Global Securities Fund/VA - Service Class (OVGSS)
104,149 shares (cost $3,767,389)	3,914,975
Main Street Fund(R)/VA - Service Class (OVGIS)
151,352 shares (cost $3,300,939)	4,386,176
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
14,732 shares (cost $305,581)	314,078
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
25,631 shares (cost $582,291)	539,539
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
35,934 shares (cost $198,483)	175,358
Global Strategic Income Fund/VA: Service Shares (OVSBS)
749,426 shares (cost $4,050,579)	3,747,130
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
14,953 shares (cost $167,167)	143,698
Low Duration Portfolio - Advisor Class (PMVLAD)
114,448 shares (cost $1,214,106)	1,173,097
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
507 shares (cost $6,225)	5,928
VT Growth & Income Fund: Class IB (PVGIB)
5,528 shares (cost $102,328)	131,182
VT International Equity Fund: Class IB (PVTIGB)
7,382 shares (cost $92,538)	96,480
VT Small Cap Value Fund: Class IB (PVTSCB)
3,277 shares (cost $46,108)	45,847

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VT Voyager Fund: Class IB (PVTVB)
14,973 shares (cost $649,890)	654,636
VI American Franchise Fund - Series II Shares (ACEG2)
33,774 shares (cost $1,298,008)	1,886,285
VI Comstock Fund - Series II Shares (ACC2)
209,735 shares (cost $2,450,656)	3,672,467
VI Core Equity Fund - Series I Shares (AVGI)
1,335 shares (cost $45,923)	45,170
VI Core Equity Fund - Series II Shares (AVCE2)
19,286 shares (cost $542,440)	644,138
VI International Growth Fund - Series II Shares (AVIE2)
4,683 shares (cost $105,075)	154,725
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
10,265 shares (cost $110,430)	124,406
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
5,588 shares (cost $178,848)	91,358
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
8,112 shares (cost $243,979)	136,927
Variable Insurance Portfolios - Asset Strategy (WRASP)
103,180 shares (cost $1,061,361)	856,786
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
32,172 shares (cost $319,544)	275,396

Total Investments	$417,464,617
Other Accounts Receivable	8,181
Accounts Receivable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	68
Accounts Receivable - Floating-Rate Income Fund (ETVFR)	15
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	36
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	7
Accounts Receivable - NVIT Core Bond Fund - Class I (NVCBD1)	8
Accounts Receivable - NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	11
Accounts Receivable - NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	5
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	17
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	21
Accounts Receivable - Templeton NVIT International Value Fund - Class III (NVTIV3)	20
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	63
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	9
Accounts Receivable - Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	65
Accounts Receivable - VT Growth & Income Fund: Class IB (PVGIB)	41
Accounts Receivable - VT Small Cap Value Fund: Class IB (PVTSCB)	19
Accounts Receivable - NVIT Nationwide Fund - Class II (TRF2)	29
Accounts Payable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(3,276)
Accounts Payable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(2,723)
Accounts Payable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	(3)

$417,467,230

Contract Owners’ Equity:
Accumulation units	416,788,970
Contracts in payout (annuitization) period (note 1f)	678,260

Total Contract Owners’ Equity (note 5)	$417,467,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2
Reinvested dividends	$6,347,912	23,947	11,621	27,195	939	949	-	-
Mortality and expense risk charges (note 2)	(5,366,486)	(26,258)	(6,892)	(19,659)	(920)	(311)	(147)	(1,332)

Net investment income (loss)	981,426	(2,311)	4,729	7,536	19	638	(147)	(1,332)

Realized gain (loss) on investments	15,881,546	10,200	20,164	170,367	5,393	(495)	2,904	9,310
Change in unrealized gain (loss) on investments	(47,321,171)	(188,403)	(42,539)	(228,728)	(21,005)	(507)	(3,052)	(18,035)

Net gain (loss) on investments	(31,439,625)	(178,203)	(22,375)	(58,361)	(15,612)	(1,002)	(148)	(8,725)

Reinvested capital gains	28,875,638	136,670	17,411	46,725	11,781	-	857	9,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,582,561)	(43,844)	(235)	(4,100)	(3,812)	(364)	562	(728)

Investment Activity:	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2
Reinvested dividends	$409	6,355	-	-	58,948	19,222	8,632	7,036
Mortality and expense risk charges (note 2)	(984)	(12,079)	(18,633)	(15,975)	(32,152)	(12,751)	(2,909)	(3,410)

Net investment income (loss)	(575)	(5,724)	(18,633)	(15,975)	26,796	6,471	5,723	3,626

Realized gain (loss) on investments	(32,627)	(11,803)	43,304	(32,106)	292,229	39,824	(1,296)	(5,996)
Change in unrealized gain (loss) on investments	13,864	(96,132)	(130,660)	(40,784)	(544,747)	(11,699)	(8,727)	(56,954)

Net gain (loss) on investments	(18,763)	(107,935)	(87,356)	(72,890)	(252,518)	28,125	(10,023)	(62,950)

Reinvested capital gains	38	80,247	156,463	45,016	166,180	10,999	-	41,238

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,300)	(33,412)	50,474	(43,849)	(59,542)	45,595	(4,300)	(18,086)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6
Reinvested dividends	$56,122	12,857	11,435	19,562	6,831	8,900	6,595	585
Mortality and expense risk charges (note 2)	(42,514)	(10,762)	(19,318)	(28,904)	(8,448)	(2,005)	(16,759)	(2,092)

Net investment income (loss)	13,608	2,095	(7,883)	(9,342)	(1,617)	6,895	(10,164)	(1,507)

Realized gain (loss) on investments	295,701	6,371	112,295	171,730	32,817	(772)	(12,613)	6,283
Change in unrealized gain (loss) on investments	(488,966)	(20,771)	(169,727)	(95,540)	(85,527)	(13,473)	(237,054)	(21,196)

Net gain (loss) on investments	(193,265)	(14,400)	(57,432)	76,190	(52,710)	(14,245)	(249,667)	(14,913)

Reinvested capital gains	174,167	395	158,724	71,970	55,142	1,611	-	8,545

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,490)	(11,910)	93,409	138,818	815	(5,739)	(259,831)	(7,875)

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$402	130	91	29,773	22,487	19,283	8,071	62,208
Mortality and expense risk charges (note 2)	(744)	(148)	(295)	(12,814)	(9,587)	(7,328)	(4,436)	(25,251)

Net investment income (loss)	(342)	(18)	(204)	16,959	12,900	11,955	3,635	36,957

Realized gain (loss) on investments	(3,119)	49	(2,943)	2,469	17,449	8,171	(450)	16,931
Change in unrealized gain (loss) on investments	(3,430)	(2,928)	(2,509)	(138,233)	(78,311)	(77,704)	(21,505)	(228,255)

Net gain (loss) on investments	(6,549)	(2,879)	(5,452)	(135,764)	(60,862)	(69,533)	(21,955)	(211,324)

Reinvested capital gains	4,451	2,496	5,427	87,173	32,783	42,780	11,710	125,868

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,440)	(401)	(229)	(31,632)	(15,179)	(14,798)	(6,610)	(48,499)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA
Reinvested dividends	$4,814	31,033	206	19,226	8,983	556	101,791	49,439
Mortality and expense risk charges (note 2)	(1,718)	(14,798)	(75)	(5,963)	(6,634)	(700)	(64,372)	(47,217)

Net investment income (loss)	3,096	16,235	131	13,263	2,349	(144)	37,419	2,222

Realized gain (loss) on investments	327	10,856	(9)	(2,833)	771	4,209	(60,164)	395,194
Change in unrealized gain (loss) on investments	(22,769)	(102,180)	(275)	(26,168)	(17,467)	(4,373)	(47,647)	(475,016)

Net gain (loss) on investments	(22,442)	(91,324)	(284)	(29,001)	(16,696)	(164)	(107,811)	(79,822)

Reinvested capital gains	15,696	49,994	31	3,093	4,706	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,650)	(25,095)	(122)	(12,645)	(9,641)	(308)	(70,392)	(77,600)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2
Reinvested dividends	$11,904	630	99,531	488,971	222,734	138,348	4,191	22,265
Mortality and expense risk charges (note 2)	(7,993)	(452)	(75,813)	(386,938)	(200,268)	(107,013)	(4,886)	(31,063)

Net investment income (loss)	3,911	178	23,718	102,033	22,466	31,335	(695)	(8,798)

Realized gain (loss) on investments	13,129	5,111	49,749	890,388	725,567	328,354	42,320	256,180
Change in unrealized gain (loss) on investments	(39,956)	(6,721)	(335,848)	(2,695,755)	(1,298,885)	(885,211)	(82,622)	(508,852)

Net gain (loss) on investments	(26,827)	(1,610)	(286,099)	(1,805,367)	(573,318)	(556,857)	(40,302)	(252,672)

Reinvested capital gains	15,438	1,391	210,203	1,258,886	299,723	438,951	28,552	173,587

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,478)	(41)	(52,178)	(444,448)	(251,129)	(86,571)	(12,445)	(87,883)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2
Reinvested dividends	$-	26	371	4,358	115	27,870	-	2,141
Mortality and expense risk charges (note 2)	(168,951)	(227)	(331)	(4,993)	(490)	(34,430)	(678)	(2,934)

Net investment income (loss)	(168,951)	(201)	40	(635)	(375)	(6,560)	(678)	(793)

Realized gain (loss) on investments	-	28	(120)	(11,352)	719	160,735	(1,448)	(12,755)
Change in unrealized gain (loss) on investments	-	(1,352)	(1,765)	(14,399)	(3,181)	(597,238)	(11,832)	(28,165)

Net gain (loss) on investments	-	(1,324)	(1,885)	(25,751)	(2,462)	(436,503)	(13,280)	(40,920)

Reinvested capital gains	-	1,193	-	-	3,560	317,932	10,625	32,324

Net increase (decrease) in contract owners’ equity resulting from operations	$(168,951)	(332)	(1,845)	(26,386)	723	(125,131)	(3,333)	(9,389)

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2
Reinvested dividends	$-	594	4,434	1,132	1,655	2,462	310,017	140,487
Mortality and expense risk charges (note 2)	(8,859)	(924)	(12,275)	(3,105)	(14,326)	(1,499)	(691,687)	(411,701)

Net investment income (loss)	(8,859)	(330)	(7,841)	(1,973)	(12,671)	963	(381,670)	(271,214)

Realized gain (loss) on investments	35,890	2,436	133,887	2,348	69,204	(1,227)	1,829,147	1,841,760
Change in unrealized gain (loss) on investments	(129,674)	(17,177)	(306,929)	(38,214)	(212,053)	(1,470)	(7,093,186)	(5,860,043)

Net gain (loss) on investments	(93,784)	(14,741)	(173,042)	(35,866)	(142,849)	(2,697)	(5,264,039)	(4,018,283)

Reinvested capital gains	96,203	8,889	103,445	30,032	124,393	-	7,476,940	5,728,387

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,440)	(6,182)	(77,438)	(7,807)	(31,127)	(1,734)	1,831,231	1,438,890

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS
Reinvested dividends	$175	31,279	23,982	8,616	-	16,857	651	2,002
Mortality and expense risk charges (note 2)	(207)	(15,840)	(24,532)	(5,082)	(9,888)	(38,272)	(1,397)	(2,847)

Net investment income (loss)	(32)	15,439	(550)	3,534	(9,888)	(21,415)	(746)	(845)

Realized gain (loss) on investments	(1,197)	(99,450)	160,147	(51,327)	43,284	111,657	(18,673)	30,408
Change in unrealized gain (loss) on investments	1,344	(211,697)	(154,892)	53,608	(30,308)	(826,562)	(9,491)	(54,430)

Net gain (loss) on investments	147	(311,147)	5,255	2,281	12,976	(714,905)	(28,164)	(24,022)

Reinvested capital gains	436	197,347	-	-	73,938	518,623	23,246	17,845

Net increase (decrease) in contract owners’ equity resulting from operations	$551	(98,361)	4,705	5,815	77,026	(217,697)	(5,664)	(7,022)

Investment Activity:	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP
Reinvested dividends	$11,662	153,072	-	57,026	124,901	289,379	15,374	442,853
Mortality and expense risk charges (note 2)	(8,228)	(31,435)	(1,716)	(16,076)	(39,356)	(131,776)	(20,544)	(95,614)

Net investment income (loss)	3,434	121,637	(1,716)	40,950	85,545	157,603	(5,170)	347,239

Realized gain (loss) on investments	(9,000)	(16,353)	11,023	36,919	5,387	(182,135)	123,846	(77,554)
Change in unrealized gain (loss) on investments	(50,856)	(191,333)	(24,835)	(95,104)	(139,555)	(1,374,030)	(197,974)	(629,516)

Net gain (loss) on investments	(59,856)	(207,686)	(13,812)	(58,185)	(134,168)	(1,556,165)	(74,128)	(707,070)

Reinvested capital gains	1,069	-	20,936	-	-	903,020	1,374	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,353)	(86,049)	5,408	(17,235)	(48,623)	(495,542)	(77,924)	(359,831)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS
Reinvested dividends	$15,744	7,212	3,979	35,808	22,855	10,299	185,905	34,903
Mortality and expense risk charges (note 2)	(18,075)	(6,901)	(4,244)	(33,442)	(15,702)	(7,802)	(175,890)	(24,436)

Net investment income (loss)	(2,331)	311	(265)	2,366	7,153	2,497	10,015	10,467

Realized gain (loss) on investments	17,460	42,612	7,866	32,265	8,649	5,936	251,807	18,733
Change in unrealized gain (loss) on investments	(32,378)	(48,629)	(12,316)	(227,664)	(138,127)	(68,657)	(728,525)	(113,261)

Net gain (loss) on investments	(14,918)	(6,017)	(4,450)	(195,399)	(129,478)	(62,721)	(476,718)	(94,528)

Reinvested capital gains	787	394	251	163,805	108,487	53,236	387,324	74,442

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,462)	(5,312)	(4,464)	(29,228)	(13,838)	(6,988)	(79,379)	(9,619)

Investment Activity:	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2
Reinvested dividends	$21,390	10,316	1,476	243,101	295,787	103,779	111,753	68,188
Mortality and expense risk charges (note 2)	(17,723)	(22,725)	(1,977)	(82,178)	(118,250)	(71,661)	(58,473)	(41,630)

Net investment income (loss)	3,667	(12,409)	(501)	160,923	177,537	32,118	53,280	26,558

Realized gain (loss) on investments	19,232	87,491	13,624	(143,392)	(128,890)	197,032	272,706	183,104
Change in unrealized gain (loss) on investments	(80,230)	(182,797)	(24,026)	(1,181,652)	(1,608,269)	(663,954)	(822,374)	(534,224)

Net gain (loss) on investments	(60,998)	(95,306)	(10,402)	(1,325,044)	(1,737,159)	(466,922)	(549,668)	(351,120)

Reinvested capital gains	50,405	100,770	11,919	761,529	1,007,681	264,734	307,394	193,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,926)	(6,945)	1,016	(402,592)	(551,941)	(170,070)	(188,994)	(131,448)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FGP	FGS	FG2	FHIS	FHI2	FIP	FIGBP	FMCP
Reinvested dividends	$23,969	14,292	2,324	212,966	175,954	412,550	263,438	12,510
Mortality and expense risk charges (note 2)	(133,461)	(91,185)	(81,610)	(32,622)	(28,611)	(254,126)	(124,144)	(33,630)

Net investment income (loss)	(109,492)	(76,893)	(79,286)	180,344	147,343	158,424	139,294	(21,120)

Realized gain (loss) on investments	897,221	758,707	360,357	(28,614)	109,622	2,434,189	38,272	72,225
Change in unrealized gain (loss) on investments	(549,289)	(423,588)	(94,688)	(309,126)	(421,134)	(2,567,067)	(361,502)	(423,787)

Net gain (loss) on investments	347,932	335,119	265,669	(337,740)	(311,512)	(132,878)	(323,230)	(351,562)

Reinvested capital gains	299,847	287,876	234,414	-	-	14,001	8,448	315,998

Net increase (decrease) in contract owners’ equity resulting from operations	$538,287	546,102	420,797	(157,396)	(164,169)	39,547	(175,488)	(56,684)

Investment Activity:	FMCS	FMC2	FMMP	FOP	FOS	FO2	FV2	FVSS
Reinvested dividends	$25,825	35,386	1,295	97,913	23,297	30,041	4,306	1,361
Mortality and expense risk charges (note 2)	(65,580)	(158,468)	(59,779)	(103,237)	(17,972)	(26,305)	(4,726)	(1,326)

Net investment income (loss)	(39,755)	(123,082)	(58,484)	(5,324)	5,325	3,736	(420)	35

Realized gain (loss) on investments	148,242	304,765	-	(144,718)	(25,437)	(61,162)	23,439	7,108
Change in unrealized gain (loss) on investments	(1,054,762)	(2,275,575)	-	325,089	42,539	670	(90,350)	(12,831)

Net gain (loss) on investments	(906,520)	(1,970,810)	-	180,371	17,102	(60,492)	(66,911)	(5,723)

Reinvested capital gains	810,737	1,700,024	-	7,226	1,834	2,659	59,545	104

Net increase (decrease) in contract owners’ equity resulting from operations	$(135,538)	(393,868)	(58,484)	182,273	24,261	(54,097)	(7,786)	(5,584)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVS	FTVRDI	TIF	FTVFA2	AMSRS	OVIGS	OVGS	OVGSS
Reinvested dividends	$2,864	17,921	4,474	16,229	1,342	-	3,315	43,896
Mortality and expense risk charges (note 2)	(2,185)	(11,951)	(1,420)	(6,222)	(2,361)	(92)	(2,794)	(48,039)

Net investment income (loss)	679	5,970	3,054	10,007	(1,019)	(92)	521	(4,143)

Realized gain (loss) on investments	858	58,259	(5,147)	(2,914)	3,652	1	(1,042)	131,408
Change in unrealized gain (loss) on investments	(38,654)	(226,847)	(11,381)	(47,737)	(27,319)	-	(7,979)	(286,236)

Net gain (loss) on investments	(37,796)	(168,588)	(16,528)	(50,651)	(23,667)	1	(9,021)	(154,828)

Reinvested capital gains	33,518	111,538	4,196	887	21,221	-	16,528	270,413

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,599)	(51,080)	(9,278)	(39,757)	(3,465)	(91)	8,028	111,442

Investment Activity:	OVGIS	OVSC	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD
Reinvested dividends	$30,369	3,759	3,545	10,806	237,787	2,708	37,798	2,417
Mortality and expense risk charges (note 2)	(53,214)	(4,502)	(6,934)	(2,160)	(49,285)	(2,345)	(12,023)	(653)

Net investment income (loss)	(22,845)	(743)	(3,389)	8,646	188,502	363	25,775	1,764

Realized gain (loss) on investments	128,249	46,607	25,185	(1,988)	89,088	(25,655)	7,012	(10,628)
Change in unrealized gain (loss) on investments	(727,300)	(135,441)	(145,619)	(12,431)	(417,720)	7,145	(41,865)	6,938

Net gain (loss) on investments	(599,051)	(88,834)	(120,434)	(14,419)	(328,632)	(18,510)	(34,853)	(3,690)

Reinvested capital gains	710,392	62,049	82,115	-	-	397	-	32

Net increase (decrease) in contract owners’ equity resulting from operations	$88,496	(27,528)	(41,708)	(5,773)	(140,130)	(17,750)	(9,078)	(1,894)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2
Reinvested dividends	$2,939	1,202	445	8,547	-	70,900	552	6,316
Mortality and expense risk charges (note 2)	(1,783)	(1,137)	(572)	(8,729)	(23,797)	(50,233)	(724)	(8,138)

Net investment income (loss)	1,156	65	(127)	(182)	(23,797)	20,667	(172)	(1,822)

Realized gain (loss) on investments	15,825	(143)	5,306	29,052	294,529	336,809	20,321	10,469
Change in unrealized gain (loss) on investments	(30,643)	(649)	(13,735)	(198,506)	(206,766)	(683,417)	(28,677)	(130,367)

Net gain (loss) on investments	(14,818)	(792)	(8,429)	(169,454)	87,763	(346,608)	(8,356)	(119,898)

Reinvested capital gains	-	-	5,915	116,837	10,632	11,709	5,048	72,148

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,662)	(727)	(2,641)	(52,799)	74,598	(314,232)	(3,480)	(49,572)

Investment Activity:	AVIE2	AVMCCI	VWHAS	VWHA	WRASP	WFVSCG	MIGSC	FHIPR
Reinvested dividends	$2,096	462	82	88	3,870	-	7,681	2,172
Mortality and expense risk charges (note 2)	(1,797)	(1,520)	(2,428)	(2,556)	(11,851)	(4,659)	(3,936)	(4,085)

Net investment income (loss)	299	(1,058)	(2,346)	(2,468)	(7,981)	(4,659)	3,745	(1,913)

Realized gain (loss) on investments	2,386	4,547	(87,690)	(36,107)	6,061	39,169	418,244	(29)
Change in unrealized gain (loss) on investments	(8,567)	(22,296)	22,158	(42,180)	(280,035)	(65,606)	(534,358)	37,462

Net gain (loss) on investments	(6,181)	(17,749)	(65,532)	(78,287)	(273,974)	(26,437)	(116,114)	37,433

Reinvested capital gains	-	12,398	-	-	185,844	36,270	126,911	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,882)	(6,409)	(67,878)	(80,755)	(96,111)	5,174	14,542	35,520

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FHI2R	FHISR	FO2R	FOSR	FAGRS	FAGR2
Reinvested dividends	$1,916	794	-	-	-	-
Mortality and expense risk charges (note 2)	(2,912)	(1,017)	(5,376)	(1,101)	(129)	(1,995)

Net investment income (loss)	(996)	(223)	(5,376)	(1,101)	(129)	(1,995)

Realized gain (loss) on investments	1,680	(669)	278,907	96,431	19,933	267,995
Change in unrealized gain (loss) on investments	29,918	14,051	(151,149)	(69,409)	(19,790)	(278,389)

Net gain (loss) on investments	31,598	13,382	127,758	27,022	143	(10,394)

Reinvested capital gains	-	-	-	-	3,144	48,307

Net increase (decrease) in contract owners’ equity resulting from operations	$30,602	13,159	122,382	25,921	3,158	35,918

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		MLVGA3		DSIF		DSIFS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$981,426	686,833	(2,311)	23,662	4,729	4,179	7,536	7,802
Realized gain (loss) on investments	15,881,546	18,390,347	10,200	26,588	20,164	60,179	170,367	242,338
Change in unrealized gain (loss) on investments	(47,321,171)	(12,028,773)	(188,403)	(224,959)	(42,539)	1,029	(228,728)	(63,355)
Reinvested capital gains	28,875,638	17,647,404	136,670	188,481	17,411	8,270	46,725	23,286

Net increase (decrease) in contract owners’ equity resulting from operations	(1,582,561)	24,695,811	(43,844)	13,772	(235)	73,657	(4,100)	210,071

Equity transactions:
Purchase payments received from contract owners (note 3)	7,279,271	8,101,925	1,608	16,238	17,287	11,233	123,320	84,664
Transfers between funds	-	-	277,504	157,303	25,674	(30,105)	(21,545)	(185,153)
Redemptions (note 3)	(60,219,041)	(80,692,432)	(190,364)	(199,461)	(48,744)	(121,295)	(151,297)	(359,002)
Annuity benefits	(128,184)	(129,307)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26,823)	(29,080)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,498)	(32,545)	-	(49)	(76)	(6)	(1,369)	(215)
Adjustments to maintain reserves	13,690	11,203	(48)	(54)	(50)	39	(30)	(67)

Net equity transactions	(53,095,585)	(72,770,236)	88,700	(26,023)	(5,909)	(140,134)	(50,921)	(459,773)

Net change in contract owners’ equity	(54,678,146)	(48,074,425)	44,856	(12,251)	(6,144)	(66,477)	(55,021)	(249,702)
Contract owners’ equity beginning of period	472,145,376	520,219,801	2,170,823	2,183,074	641,174	707,651	1,779,961	2,029,663

Contract owners’ equity end of period	$417,467,230	472,145,376	2,215,679	2,170,823	635,030	641,174	1,724,940	1,779,961

CHANGES IN UNITS:
Beginning units	24,528,551	28,470,817	140,339	142,150	29,638	36,717	74,895	95,774
Units purchased	2,427,445	2,359,730	19,169	13,452	2,013	691	19,429	12,658
Units redeemed	(5,135,158)	(6,301,996)	(13,333)	(15,263)	(2,304)	(7,770)	(21,345)	(33,537)

Ending units	21,820,838	24,528,551	146,175	140,339	29,347	29,638	72,979	74,895

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSRG		ETVFR		IVKMG1		IVKMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19	(10)	638	156	(147)	(205)	(1,332)	(1,313)
Realized gain (loss) on investments	5,393	4,088	(495)	(373)	2,904	3,430	9,310	14,160
Change in unrealized gain (loss) on investments	(21,005)	198	(507)	-	(3,052)	(2,376)	(18,035)	(5,210)
Reinvested capital gains	11,781	6,397	-	-	857	-	9,329	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,812)	10,673	(364)	(217)	562	849	(728)	7,637

Equity transactions:
Purchase payments received from contract owners (note 3)	19	-	-	-	-	-	27,857	12,266
Transfers between funds	(3,638)	(2,986)	(2,078)	48,416	(3,546)	3,501	(11,488)	(3,976)
Redemptions (note 3)	(12,921)	(5,290)	(587)	(28,536)	(4,496)	(13,434)	(2,041)	(14,077)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(25)	7	(11)	(4)	6	(6)	(25)	6

Net equity transactions	(16,565)	(8,269)	(2,676)	19,876	(8,036)	(9,939)	14,303	(5,781)

Net change in contract owners’ equity	(20,377)	2,404	(3,040)	19,659	(7,474)	(9,090)	13,575	1,856
Contract owners’ equity beginning of period	92,610	90,206	19,659	-	17,737	26,827	107,898	106,042

Contract owners’ equity end of period	$72,233	92,610	16,619	19,659	10,263	17,737	121,473	107,898

CHANGES IN UNITS:
Beginning units	4,685	5,119	1,982	-	1,255	2,029	7,694	8,055
Units purchased	1	-	12,315	4,865	-	251	2,572	3,397
Units redeemed	(866)	(434)	(12,587)	(2,883)	(530)	(1,025)	(1,599)	(3,758)

Ending units	3,820	4,685	1,710	1,982	725	1,255	8,667	7,694

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LZREMS		M2IGSS		MMCGSC		MNDSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(575)	1,055	(5,724)	-	(18,633)	(18,880)	(15,975)	(21,159)
Realized gain (loss) on investments	(32,627)	(45)	(11,803)	-	43,304	100,865	(32,106)	87,574
Change in unrealized gain (loss) on investments	13,864	(16,799)	(96,132)	-	(130,660)	(147,455)	(40,784)	(637,799)
Reinvested capital gains	38	961	80,247	-	156,463	169,793	45,016	370,049

Net increase (decrease) in contract owners’ equity resulting from operations	(19,300)	(14,828)	(33,412)	-	50,474	104,323	(43,849)	(201,335)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,051	-	10,111	23,294	42,922	25,404
Transfers between funds	(43,727)	119,265	1,395,522	-	(2,252)	(12,186)	(53,737)	(284,114)
Redemptions (note 3)	(9,944)	(247)	(146,481)	-	(126,570)	(325,909)	(143,352)	(376,764)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(184)	-	-	-	-	(8)
Adjustments to maintain reserves	(5)	1	(38)	-	(82)	(124)	(67)	(74)

Net equity transactions	(53,676)	119,019	1,251,870	-	(118,793)	(314,925)	(154,234)	(635,556)

Net change in contract owners’ equity	(72,976)	104,191	1,218,458	-	(68,319)	(210,602)	(198,083)	(836,891)
Contract owners’ equity beginning of period	104,191	-	-	-	1,573,254	1,783,856	1,450,278	2,287,169

Contract owners’ equity end of period	$31,215	104,191	1,218,458	-	1,504,935	1,573,254	1,252,195	1,450,278

CHANGES IN UNITS:
Beginning units	11,025	-	-	-	110,623	134,673	70,878	102,483
Units purchased	5,989	11,049	143,780	-	2,350	3,289	5,816	2,120
Units redeemed	(12,842)	(24)	(18,804)	-	(10,423)	(27,339)	(13,379)	(33,725)

Ending units	4,172	11,025	124,976	-	102,550	110,623	63,315	70,878

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVFSC		MVIVSC		MSVF2		NVAMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,796	2,842	6,471	7,437	5,723	6,052	3,626	2,558
Realized gain (loss) on investments	292,229	352,596	39,824	48,877	(1,296)	(1,665)	(5,996)	10,400
Change in unrealized gain (loss) on investments	(544,747)	(207,630)	(11,699)	(52,742)	(8,727)	15,693	(56,954)	(13,863)
Reinvested capital gains	166,180	85,556	10,999	-	-	-	41,238	34,848

Net increase (decrease) in contract owners’ equity resulting from operations	(59,542)	233,364	45,595	3,572	(4,300)	20,080	(18,086)	33,943

Equity transactions:
Purchase payments received from contract owners (note 3)	5,688	8,991	3,257	251,769	-	36,395	-	-
Transfers between funds	320,558	(11,189)	55,119	106,404	(106,684)	28,174	(990)	21,121
Redemptions (note 3)	(389,725)	(453,813)	(64,378)	(120,915)	(10,943)	(82,842)	(33,005)	(20,135)
Annuity benefits	(3,995)	(3,871)	-	-	(2,136)	(2,161)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(266)	-	(18)	(19)	-	-	-	-
Adjustments to maintain reserves	(117)	(107)	(46)	(53)	-	(36)	26	(45)

Net equity transactions	(67,857)	(459,989)	(6,066)	237,186	(119,763)	(20,470)	(33,969)	941

Net change in contract owners’ equity	(127,399)	(226,625)	39,529	240,758	(124,063)	(390)	(52,055)	34,884
Contract owners’ equity beginning of period	2,710,153	2,936,778	975,119	734,361	323,234	323,624	334,779	299,895

Contract owners’ equity end of period	$2,582,754	2,710,153	1,014,648	975,119	199,171	323,234	282,724	334,779

CHANGES IN UNITS:
Beginning units	115,716	136,730	64,727	48,519	22,321	23,731	14,648	14,663
Units purchased	21,841	7,477	9,723	26,753	210	12,565	-	2,583
Units redeemed	(25,277)	(28,491)	(10,367)	(10,545)	(8,816)	(13,975)	(1,569)	(2,598)

Ending units	112,280	115,716	64,083	64,727	13,715	22,321	13,079	14,648

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,608	(6,990)	2,095	306	(7,883)	(6,802)	(9,342)	(17,439)
Realized gain (loss) on investments	295,701	467,196	6,371	19,019	112,295	113,386	171,730	237,577
Change in unrealized gain (loss) on investments	(488,966)	(293,365)	(20,771)	14,161	(169,727)	(96,893)	(95,540)	(38,880)
Reinvested capital gains	174,167	6,589	395	8,788	158,724	-	71,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,490)	173,430	(11,910)	42,274	93,409	9,691	138,818	181,258

Equity transactions:
Purchase payments received from contract owners (note 3)	7,957	45,714	6,541	679	928	(1)	2,106	(2)
Transfers between funds	(46,144)	123,842	(13,297)	(11,180)	(52,267)	(24,995)	(122,657)	(109,849)
Redemptions (note 3)	(319,286)	(906,522)	(152,469)	(255,514)	(176,203)	(191,916)	(130,066)	(384,160)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(571)	(207)	-	-	-	-	-	-
Adjustments to maintain reserves	(92)	(96)	(3)	(65)	(64)	(66)	(54)	(73)

Net equity transactions	(358,136)	(737,269)	(159,228)	(266,080)	(227,606)	(216,978)	(250,671)	(494,084)

Net change in contract owners’ equity	(363,626)	(563,839)	(171,138)	(223,806)	(134,197)	(207,287)	(111,853)	(312,826)
Contract owners’ equity beginning of period	4,099,195	4,663,034	1,002,287	1,226,093	1,779,169	1,986,456	2,693,013	3,005,839

Contract owners’ equity end of period	$3,735,569	4,099,195	831,149	1,002,287	1,644,972	1,779,169	2,581,160	2,693,013

CHANGES IN UNITS:
Beginning units	273,288	323,074	83,864	106,248	112,401	126,264	177,632	211,865
Units purchased	17,708	13,347	1,455	2,525	3,022	5,949	5,617	480
Units redeemed	(41,299)	(63,133)	(14,829)	(24,909)	(16,703)	(19,812)	(21,643)	(34,713)

Ending units	249,697	273,288	70,490	83,864	98,720	112,401	161,606	177,632

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGI2		HIBF		GEM2		NVIE6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,617)	(2,168)	6,895	6,618	(10,164)	2,019	(1,507)	5,165
Realized gain (loss) on investments	32,817	53,886	(772)	(1,184)	(12,613)	26,171	6,283	662
Change in unrealized gain (loss) on investments	(85,527)	12,956	(13,473)	(8,444)	(237,054)	(85,377)	(21,196)	(9,420)
Reinvested capital gains	55,142	7,636	1,611	-	-	-	8,545	-

Net increase (decrease) in contract owners’ equity resulting from operations	815	72,310	(5,739)	(3,010)	(259,831)	(57,187)	(7,875)	(3,593)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,946	365	395	-	17,415	10,035	71	-
Transfers between funds	(13,666)	(34,266)	147	194,614	(27,806)	1,712,898	80,384	23,884
Redemptions (note 3)	(64,746)	(78,746)	(21,523)	(9,039)	(141,691)	(334,217)	(56,527)	(3,416)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(11)	(30)	-	-
Adjustments to maintain reserves	(46)	(20)	(6)	(18)	(40)	(123)	(26)	(16)

Net equity transactions	(70,512)	(112,667)	(20,987)	185,557	(152,133)	1,388,563	23,902	20,452

Net change in contract owners’ equity	(69,697)	(40,357)	(26,726)	182,547	(411,964)	1,331,376	16,027	16,859
Contract owners’ equity beginning of period	832,992	873,349	182,547	-	1,640,044	308,668	183,256	166,397

Contract owners’ equity end of period	$763,295	832,992	155,821	182,547	1,228,080	1,640,044	199,283	183,256

CHANGES IN UNITS:
Beginning units	60,623	69,286	18,526	-	65,863	11,457	20,275	18,072
Units purchased	1,559	1,242	54	21,930	2,420	70,576	8,679	2,603
Units redeemed	(6,684)	(9,905)	(2,149)	(3,404)	(8,741)	(16,170)	(6,020)	(400)

Ending units	55,498	60,623	16,431	18,526	59,542	65,863	22,934	20,275

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(342)	(288)	(18)	(5)	(204)	138	16,959	9,844
Realized gain (loss) on investments	(3,119)	3,969	49	25	(2,943)	8,931	2,469	10,004
Change in unrealized gain (loss) on investments	(3,430)	(14,202)	(2,928)	575	(2,509)	(4,355)	(138,233)	(36,094)
Reinvested capital gains	4,451	12,828	2,496	-	5,427	-	87,173	51,211

Net increase (decrease) in contract owners’ equity resulting from operations	(2,440)	2,307	(401)	595	(229)	4,714	(31,632)	34,965

Equity transactions:
Purchase payments received from contract owners (note 3)	10,803	-	-	-	-	-	-	-
Transfers between funds	(4,745)	(48,214)	8,000	-	(348)	25,073	7,264	60
Redemptions (note 3)	(26,873)	(886)	-	-	(19,494)	(31,348)	(1,528)	(37,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(15)	(5)	(2)	(2)	11	(7)	(9)	1

Net equity transactions	(20,830)	(49,105)	7,998	(2)	(19,831)	(6,282)	5,727	(37,422)

Net change in contract owners’ equity	(23,270)	(46,798)	7,597	593	(20,060)	(1,568)	(25,905)	(2,457)
Contract owners’ equity beginning of period	81,695	128,493	6,909	6,316	31,454	33,022	1,097,895	1,100,352

Contract owners’ equity end of period	$58,425	81,695	14,506	6,909	11,394	31,454	1,071,990	1,097,895

CHANGES IN UNITS:
Beginning units	6,116	10,248	447	447	2,044	2,346	84,576	87,629
Units purchased	1,234	60	505	-	60	1,971	571	495
Units redeemed	(2,893)	(4,192)	-	-	(1,357)	(2,273)	(118)	(3,548)

Ending units	4,457	6,116	952	447	747	2,044	85,029	84,576

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,900	10,905	11,955	8,503	3,635	4,142	36,957	25,507
Realized gain (loss) on investments	17,449	26,620	8,171	26,476	(450)	9,252	16,931	159,793
Change in unrealized gain (loss) on investments	(78,311)	(33,723)	(77,704)	(35,544)	(21,505)	(14,206)	(228,255)	(161,081)
Reinvested capital gains	32,783	23,556	42,780	20,905	11,710	13,423	125,868	50,864

Net increase (decrease) in contract owners’ equity resulting from operations	(15,179)	27,358	(14,798)	20,340	(6,610)	12,611	(48,499)	75,083

Equity transactions:
Purchase payments received from contract owners (note 3)	1,054	-	-	-	-	944	108,227	97,228
Transfers between funds	43,230	109,598	-	57,873	6,731	(93,622)	(32,181)	(2,514)
Redemptions (note 3)	(171,877)	(211,962)	(24,607)	(69,885)	(66,411)	(60,775)	(174,374)	(790,531)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(212)	-	-	-
Adjustments to maintain reserves	(11)	(33)	(16)	(12)	(15)	(23)	(51)	(36)

Net equity transactions	(127,604)	(102,397)	(24,623)	(12,024)	(59,907)	(153,476)	(98,379)	(695,853)

Net change in contract owners’ equity	(142,783)	(75,039)	(39,421)	8,316	(66,517)	(140,865)	(146,878)	(620,770)
Contract owners’ equity beginning of period	925,805	1,000,844	648,370	640,054	440,787	581,652	2,159,968	2,780,738

Contract owners’ equity end of period	$783,022	925,805	608,949	648,370	374,270	440,787	2,013,090	2,159,968

CHANGES IN UNITS:
Beginning units	72,029	80,386	49,582	50,767	36,375	48,967	166,610	221,127
Units purchased	4,819	8,586	-	4,366	1,330	2,702	9,869	14,653
Units redeemed	(14,768)	(16,943)	(1,855)	(5,551)	(6,243)	(15,294)	(17,671)	(69,170)

Ending units	62,080	72,029	47,727	49,582	31,462	36,375	158,808	166,610

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,096	2,050	16,235	15,034	131	30	13,263	7,995
Realized gain (loss) on investments	327	12,581	10,856	15,830	(9)	(254)	(2,833)	2,591
Change in unrealized gain (loss) on investments	(22,769)	(21,643)	(102,180)	(27,724)	(275)	1,084	(26,168)	3,176
Reinvested capital gains	15,696	13,337	49,994	29,975	31	-	3,093	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,650)	6,325	(25,095)	33,115	(122)	860	(12,645)	13,762

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3	526	526	468	457	-	60,795
Transfers between funds	-	8,625	93,276	213,517	-	(3,780)	221,521	169,861
Redemptions (note 3)	(20,397)	(28,650)	(160,862)	(147,724)	(463)	(14,170)	(17,702)	(151,489)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(377)	(12)	(10)	-	-	-	(22)
Adjustments to maintain reserves	(14)	-	(3)	(21)	(6)	(10)	(29)	(14)

Net equity transactions	(20,411)	(20,399)	(67,075)	66,288	(1)	(17,503)	203,790	79,131

Net change in contract owners’ equity	(24,061)	(14,074)	(92,170)	99,403	(123)	(16,643)	191,145	92,893
Contract owners’ equity beginning of period	162,406	176,480	1,253,777	1,154,374	6,836	23,479	488,836	395,943

Contract owners’ equity end of period	$138,345	162,406	1,161,607	1,253,777	6,713	6,836	679,981	488,836

CHANGES IN UNITS:
Beginning units	12,424	13,959	99,128	94,032	538	1,919	38,904	32,681
Units purchased	-	703	8,356	16,820	37	36	29,113	24,541
Units redeemed	(1,567)	(2,238)	(13,387)	(11,724)	(36)	(1,417)	(12,454)	(18,318)

Ending units	10,857	12,424	94,097	99,128	539	538	55,563	38,904

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLCP2		TRF2		GBF		GVIDA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,349	4,818	(144)	(286)	37,419	54,794	2,222	16,109
Realized gain (loss) on investments	771	1,861	4,209	22,246	(60,164)	(131,089)	395,194	393,920
Change in unrealized gain (loss) on investments	(17,467)	15,393	(4,373)	(14,269)	(47,647)	299,171	(475,016)	(248,956)
Reinvested capital gains	4,706	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,641)	22,072	(308)	7,691	(70,392)	222,876	(77,600)	161,073

Equity transactions:
Purchase payments received from contract owners (note 3)	85,970	-	184	183	30,276	70,149	34,328	15,313
Transfers between funds	(32,799)	(36,426)	-	(1,678)	141,126	208,253	(149,472)	384,800
Redemptions (note 3)	(23,656)	(38,432)	(7,991)	(46,139)	(553,293)	(1,271,414)	(577,268)	(1,163,128)
Annuity benefits	-	-	-	-	(2,224)	(2,264)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(44)	-	-	(152)	(90)	-	(741)
Adjustments to maintain reserves	(24)	(31)	(29)	(10)	(134)	(206)	(75)	(142)

Net equity transactions	29,491	(74,933)	(7,836)	(47,644)	(384,401)	(995,572)	(692,487)	(763,898)

Net change in contract owners’ equity	19,850	(52,861)	(8,144)	(39,953)	(454,793)	(772,696)	(770,087)	(602,825)
Contract owners’ equity beginning of period	544,084	596,945	63,906	103,859	6,111,983	6,884,679	4,118,984	4,721,809

Contract owners’ equity end of period	$563,934	544,084	55,762	63,906	5,657,190	6,111,983	3,348,897	4,118,984

CHANGES IN UNITS:
Beginning units	40,200	45,737	4,378	7,959	414,421	482,678	208,877	247,650
Units purchased	7,711	3,885	12	12	30,296	37,604	5,960	23,602
Units redeemed	(5,445)	(9,422)	(550)	(3,593)	(56,779)	(105,861)	(41,285)	(62,375)

Ending units	42,466	40,200	3,840	4,378	387,938	414,421	173,552	208,877

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,911	2,816	178	282	23,718	42,036	102,033	148,013
Realized gain (loss) on investments	13,129	46,447	5,111	6,529	49,749	130,079	890,388	319,838
Change in unrealized gain (loss) on investments	(39,956)	(20,991)	(6,721)	(5,159)	(335,848)	(202,078)	(2,695,755)	929,940
Reinvested capital gains	15,438	3,535	1,391	822	210,203	208,005	1,258,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,478)	31,807	(41)	2,474	(52,178)	178,042	(444,448)	1,397,791

Equity transactions:
Purchase payments received from contract owners (note 3)	6,835	49,872	1,680	600	35,115	48,659	246,043	272,504
Transfers between funds	17,809	(39,129)	2,143	-	(301,006)	200,129	(500,757)	(626,928)
Redemptions (note 3)	(71,854)	(184,237)	(24,351)	(34,099)	(789,684)	(740,753)	(4,171,078)	(5,363,562)
Annuity benefits	-	-	-	-	(35,293)	(35,923)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(952)	(72)	(296)	(753)
Adjustments to maintain reserves	(25)	(2)	(5)	(2)	8,597	9,071	(120)	(285)

Net equity transactions	(47,235)	(173,496)	(20,533)	(33,501)	(1,083,223)	(518,889)	(4,426,208)	(5,719,024)

Net change in contract owners’ equity	(54,713)	(141,689)	(20,574)	(31,027)	(1,135,401)	(340,847)	(4,870,656)	(4,321,233)
Contract owners’ equity beginning of period	751,812	893,501	59,931	90,958	6,724,588	7,065,435	34,166,235	38,487,468

Contract owners’ equity end of period	$697,099	751,812	39,357	59,931	5,589,187	6,724,588	29,295,579	34,166,235

CHANGES IN UNITS:
Beginning units	47,801	58,907	3,338	5,309	459,109	494,068	1,938,210	2,268,124
Units purchased	1,559	4,582	212	34	3,701	25,823	43,637	27,786
Units redeemed	(4,449)	(15,688)	(1,325)	(2,005)	(77,334)	(60,782)	(292,085)	(357,700)

Ending units	44,911	47,801	2,225	3,338	385,476	459,109	1,689,762	1,938,210

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		MCIF		MCIF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$22,466	76,710	31,335	48,069	(695)	(720)	(8,798)	(9,934)
Realized gain (loss) on investments	725,567	63,786	328,354	368,255	42,320	54,058	256,180	207,837
Change in unrealized gain (loss) on investments	(1,298,885)	550,062	(885,211)	(230,997)	(82,622)	(39,222)	(508,852)	(125,947)
Reinvested capital gains	299,723	-	438,951	199,356	28,552	24,374	173,587	161,802

Net increase (decrease) in contract owners’ equity resulting from operations	(251,129)	690,558	(86,571)	384,683	(12,445)	38,490	(87,883)	233,758

Equity transactions:
Purchase payments received from contract owners (note 3)	40,535	100,072	36,844	141,897	5,127	5,599	25,755	30,889
Transfers between funds	(242,525)	(40,946)	(71,800)	(417,762)	(59,044)	(32,790)	43,514	(122,109)
Redemptions (note 3)	(2,714,590)	(2,426,039)	(1,580,778)	(2,266,776)	(73,385)	(78,785)	(443,926)	(421,124)
Annuity benefits	-	-	(45,662)	(46,140)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(56)	(368)	(53)	(627)	(94)	(16)	(10)	(23)
Adjustments to maintain reserves	(212)	(174)	10,831	11,714	17	4	(10)	(212)

Net equity transactions	(2,916,848)	(2,367,455)	(1,650,618)	(2,577,694)	(127,379)	(105,988)	(374,677)	(512,579)

Net change in contract owners’ equity	(3,167,977)	(1,676,897)	(1,737,189)	(2,193,011)	(139,824)	(67,498)	(462,560)	(278,821)
Contract owners’ equity beginning of period	17,668,342	19,345,239	9,792,596	11,985,607	472,453	539,951	2,846,260	3,125,081

Contract owners’ equity end of period	$14,500,365	17,668,342	8,055,407	9,792,596	332,629	472,453	2,383,700	2,846,260

CHANGES IN UNITS:
Beginning units	931,094	1,055,764	591,877	748,885	17,254	21,369	112,584	133,184
Units purchased	37,200	17,888	9,025	11,558	564	231	7,608	5,907
Units redeemed	(190,425)	(142,558)	(107,041)	(168,566)	(5,195)	(4,346)	(22,112)	(26,507)

Ending units	777,869	931,094	493,861	591,877	12,623	17,254	98,080	112,584

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		NVMIG6		GVDIVI		GVDIV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(168,951)	(190,704)	(201)	729	40	415	(635)	6,992
Realized gain (loss) on investments	-	-	28	5,377	(120)	(37)	(11,352)	(7,881)
Change in unrealized gain (loss) on investments	-	-	(1,352)	(9,526)	(1,765)	(3,504)	(14,399)	(61,543)
Reinvested capital gains	-	-	1,193	2,707	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(168,951)	(190,704)	(332)	(713)	(1,845)	(3,126)	(26,386)	(62,432)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,236,572	3,143,563	60	1,877	-	-	4,862	2,400
Transfers between funds	4,134,866	3,771,311	30	7,311	-	42,156	(53,375)	618,821
Redemptions (note 3)	(8,472,764)	(10,255,135)	(834)	(46,489)	(411)	(9,150)	(32,641)	(63,120)
Annuity benefits	(3,070)	(3,207)	-	-	-	-	(1,364)	(1,009)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(59)	(232)	-	-	-	-	-	-
Adjustments to maintain reserves	589	555	(4)	(7)	-	(6)	(38)	(196)

Net equity transactions	(2,103,866)	(3,343,145)	(748)	(37,308)	(411)	33,000	(82,556)	556,896

Net change in contract owners’ equity	(2,272,817)	(3,533,849)	(1,080)	(38,021)	(2,256)	29,874	(108,942)	494,464
Contract owners’ equity beginning of period	16,855,404	20,389,253	20,231	58,252	29,874	-	494,464	-

Contract owners’ equity end of period	$14,582,587	16,855,404	19,151	20,231	27,618	29,874	385,522	494,464

CHANGES IN UNITS:
Beginning units	1,641,047	1,965,186	1,847	5,153	3,305	-	53,643	-
Units purchased	968,508	881,033	8	1,026	-	4,215	1,229	65,237
Units redeemed	(1,173,321)	(1,205,172)	(76)	(4,332)	(49)	(910)	(10,273)	(11,594)

Ending units	1,436,234	1,641,047	1,779	1,847	3,256	3,305	44,599	53,643

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG2		NVMLV2		NVMMG2		NVMMV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(375)	(360)	(6,560)	(5,908)	(678)	(976)	(793)	1,411
Realized gain (loss) on investments	719	607	160,735	308,952	(1,448)	2,403	(12,755)	4,943
Change in unrealized gain (loss) on investments	(3,181)	215	(597,238)	(335,115)	(11,832)	(13,363)	(28,165)	(18,811)
Reinvested capital gains	3,560	2,932	317,932	308,698	10,625	10,522	32,324	48,621

Net increase (decrease) in contract owners’ equity resulting from operations	723	3,394	(125,131)	276,627	(3,333)	(1,414)	(9,389)	36,164

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	18,360	61,159	-	-	3,213	-
Transfers between funds	13,711	(1,967)	(79,122)	(197,248)	28,655	(40,154)	(95,364)	84,456
Redemptions (note 3)	(4,925)	(5,210)	(376,962)	(580,548)	(2,929)	(5,868)	(57,001)	(11,720)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(23)	-	(27)	-	-	-	(35)	(35)
Adjustments to maintain reserves	3	(31)	(43)	(156)	(8)	(13)	(36)	(4)

Net equity transactions	8,766	(7,208)	(437,794)	(716,793)	25,718	(46,035)	(149,223)	72,697

Net change in contract owners’ equity	9,489	(3,814)	(562,925)	(440,166)	22,385	(47,449)	(158,612)	108,861
Contract owners’ equity beginning of period	41,161	44,975	3,196,940	3,637,106	41,193	88,642	309,102	200,241

Contract owners’ equity end of period	$50,650	41,161	2,634,015	3,196,940	63,578	41,193	150,490	309,102

CHANGES IN UNITS:
Beginning units	2,809	3,341	230,538	286,062	2,793	6,268	17,459	13,100
Units purchased	1,522	222	2,322	8,266	2,518	1,387	2,696	5,300
Units redeemed	(952)	(754)	(33,892)	(63,790)	(940)	(4,862)	(11,319)	(941)

Ending units	3,379	2,809	198,968	230,538	4,371	2,793	8,836	17,459

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCGF2		SCVF		SCVF2		SCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,859)	(9,271)	(330)	(494)	(7,841)	(10,583)	(1,973)	(2,697)
Realized gain (loss) on investments	35,890	91,937	2,436	16,823	133,887	107,564	2,348	17,588
Change in unrealized gain (loss) on investments	(129,674)	(192,172)	(17,177)	(19,587)	(306,929)	(150,185)	(38,214)	(61,508)
Reinvested capital gains	96,203	112,214	8,889	7,980	103,445	113,334	30,032	44,393

Net increase (decrease) in contract owners’ equity resulting from operations	(6,440)	2,708	(6,182)	4,722	(77,438)	60,130	(7,807)	(2,224)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246	4,564	2,383	-	11,530	15,152	2,415	313
Transfers between funds	55,752	(31,837)	(1,269)	(9,860)	(34,608)	(63,121)	(474)	1,305
Redemptions (note 3)	(78,099)	(130,641)	(2,912)	(18,188)	(179,866)	(128,321)	(3,185)	(37,854)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(42)	(174)	-	-
Adjustments to maintain reserves	(12)	(37)	5	(9)	(146)	(12)	(29)	13

Net equity transactions	(19,113)	(157,951)	(1,793)	(28,057)	(203,132)	(176,476)	(1,273)	(36,223)

Net change in contract owners’ equity	(25,553)	(155,243)	(7,975)	(23,335)	(280,570)	(116,346)	(9,080)	(38,447)
Contract owners’ equity beginning of period	746,370	901,613	87,739	111,074	1,166,164	1,282,510	292,855	331,302

Contract owners’ equity end of period	$720,817	746,370	79,764	87,739	885,594	1,166,164	283,775	292,855

CHANGES IN UNITS:
Beginning units	46,424	56,748	3,374	4,524	50,506	58,522	11,568	13,077
Units purchased	5,438	2,090	90	37	1,056	1,155	110	87
Units redeemed	(6,647)	(12,414)	(164)	(1,187)	(10,041)	(9,171)	(161)	(1,596)

Ending units	45,215	46,424	3,300	3,374	41,521	50,506	11,517	11,568

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF2		NVSTB2		NVOLG1		NVOLG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,671)	(17,547)	963	(676)	(381,670)	(349,811)	(271,214)	(247,202)
Realized gain (loss) on investments	69,204	184,646	(1,227)	(83)	1,829,147	2,638,490	1,841,760	2,028,844
Change in unrealized gain (loss) on investments	(212,053)	(406,566)	(1,470)	80	(7,093,186)	(3,989,397)	(5,860,043)	(3,101,553)
Reinvested capital gains	124,393	223,233	-	-	7,476,940	5,338,506	5,728,387	4,187,339

Net increase (decrease) in contract owners’ equity resulting from operations	(31,127)	(16,234)	(1,734)	(679)	1,831,231	3,637,788	1,438,890	2,867,428

Equity transactions:
Purchase payments received from contract owners (note 3)	2,874	1,152	-	-	394,328	275,653	164,462	440,397
Transfers between funds	(29,288)	(237,009)	34,303	(40,610)	(301,078)	(1,024,553)	(387,482)	(511,429)
Redemptions (note 3)	(116,176)	(198,566)	(61,869)	(72,774)	(4,865,316)	(5,711,843)	(4,703,775)	(4,922,920)
Annuity benefits	(1,138)	(1,133)	-	-	(17,050)	(15,848)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(11,653)	(12,401)	-	-
Contingent deferred sales charges (note 2)	(4)	(7)	-	-	(778)	(3,566)	(2,836)	(351)
Adjustments to maintain reserves	(116)	(400)	(5)	(24)	4,291	4,463	(4,296)	(5,721)

Net equity transactions	(143,848)	(435,963)	(27,571)	(113,408)	(4,797,256)	(6,488,095)	(4,933,927)	(5,000,024)

Net change in contract owners’ equity	(174,975)	(452,197)	(29,305)	(114,087)	(2,966,025)	(2,850,307)	(3,495,037)	(2,132,596)
Contract owners’ equity beginning of period	1,291,187	1,743,384	174,287	288,374	51,041,787	53,892,094	39,862,787	41,995,383

Contract owners’ equity end of period	$1,116,212	1,291,187	144,982	174,287	48,075,762	51,041,787	36,367,750	39,862,787

CHANGES IN UNITS:
Beginning units	51,709	69,761	16,278	26,766	2,244,672	2,543,792	1,750,475	1,981,457
Units purchased	822	416	4,848	-	21,794	17,792	20,730	31,415
Units redeemed	(6,382)	(18,468)	(7,458)	(10,488)	(226,753)	(316,912)	(231,414)	(262,397)

Ending units	46,149	51,709	13,668	16,278	2,039,713	2,244,672	1,539,791	1,750,475

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVTIV3		NVRE2		ALVGIB		ALVIVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(32)	1,409	15,439	25,280	(550)	(1,572)	3,534	9,338
Realized gain (loss) on investments	(1,197)	1,226	(99,450)	46,993	160,147	118,445	(51,327)	(34,614)
Change in unrealized gain (loss) on investments	1,344	(15,213)	(211,697)	(103,400)	(154,892)	63,060	53,608	(9,171)
Reinvested capital gains	436	3,838	197,347	372,342	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	551	(8,740)	(98,361)	341,215	4,705	179,933	5,815	(34,447)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,877	5,991	64,147	10,716	13,656	-	-
Transfers between funds	(28,868)	(17,270)	(205,744)	179,193	(92,051)	(123,961)	-	-
Redemptions (note 3)	(1,392)	(40,483)	(129,900)	(190,157)	(353,905)	(242,422)	(55,496)	(41,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(5)	(74)	(5)	(8)	-	(1)
Adjustments to maintain reserves	(12)	-	(98)	(76)	(100)	(60)	(92)	11

Net equity transactions	(30,272)	(55,876)	(329,756)	53,033	(435,345)	(352,795)	(55,588)	(41,402)

Net change in contract owners’ equity	(29,721)	(64,616)	(428,117)	394,248	(430,640)	(172,862)	(49,773)	(75,849)
Contract owners’ equity beginning of period	38,447	103,063	1,627,083	1,232,835	2,352,952	2,525,814	415,279	491,128

Contract owners’ equity end of period	$8,726	38,447	1,198,966	1,627,083	1,922,312	2,352,952	365,506	415,279

CHANGES IN UNITS:
Beginning units	2,541	6,203	113,421	109,194	121,141	140,316	24,981	27,261
Units purchased	1,309	2,074	19,193	41,671	641	2,007	-	-
Units redeemed	(3,236)	(5,736)	(43,126)	(37,444)	(22,746)	(21,182)	(3,208)	(2,280)

Ending units	614	2,541	89,488	113,421	99,036	121,141	21,773	24,981

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVPGB		ALVSVB		DVMCSS		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,888)	(9,347)	(21,415)	(25,626)	(746)	(847)	(845)	(1,360)
Realized gain (loss) on investments	43,284	78,561	111,657	256,743	(18,673)	17	30,408	36,141
Change in unrealized gain (loss) on investments	(30,308)	21,398	(826,562)	(385,025)	(9,491)	6,107	(54,430)	(42,410)
Reinvested capital gains	73,938	-	518,623	408,692	23,246	-	17,845	17,363

Net increase (decrease) in contract owners’ equity resulting from operations	77,026	90,612	(217,697)	254,784	(5,664)	5,277	(7,022)	9,734

Equity transactions:
Purchase payments received from contract owners (note 3)	20,610	9,533	4,530	12,148	878	-	3,321	3,113
Transfers between funds	16,520	15,546	(45,679)	(259,602)	(34,901)	115,144	4,599	1,062
Redemptions (note 3)	(76,664)	(202,707)	(274,116)	(489,805)	(11)	-	(42,115)	(53,796)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(55)	(4)
Adjustments to maintain reserves	(31)	(47)	(224)	(43)	(4)	(5)	(48)	(20)

Net equity transactions	(39,565)	(177,675)	(315,489)	(737,302)	(34,038)	115,139	(34,298)	(49,645)

Net change in contract owners’ equity	37,461	(87,063)	(533,186)	(482,518)	(39,702)	120,416	(41,320)	(39,911)
Contract owners’ equity beginning of period	807,611	894,674	3,439,433	3,921,951	120,416	-	283,037	322,948

Contract owners’ equity end of period	$845,072	807,611	2,906,247	3,439,433	80,714	120,416	241,717	283,037

CHANGES IN UNITS:
Beginning units	45,639	56,707	112,116	137,549	11,061	-	10,279	12,180
Units purchased	3,430	3,087	1,843	1,002	7,308	11,061	360	176
Units redeemed	(5,438)	(14,155)	(12,296)	(26,435)	(10,699)	-	(1,560)	(2,077)

Ending units	43,631	45,639	101,663	112,116	7,670	11,061	9,079	10,279

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCA2S		FHIBS		FVK2		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,434	6,057	121,637	154,458	(1,716)	(1,852)	40,950	47,708
Realized gain (loss) on investments	(9,000)	3,919	(16,353)	56,067	11,023	18,964	36,919	31,188
Change in unrealized gain (loss) on investments	(50,856)	(211,528)	(191,333)	(162,622)	(24,835)	(26,295)	(95,104)	(30,086)
Reinvested capital gains	1,069	180,014	-	-	20,936	20,062	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(55,353)	(21,538)	(86,049)	47,903	5,408	10,879	(17,235)	48,810

Equity transactions:
Purchase payments received from contract owners (note 3)	3,390	3,914	45,698	31,362	494	824	2,646	3,030
Transfers between funds	3,254	(2,294)	74,894	(276,741)	12,739	8,488	132,541	(75,006)
Redemptions (note 3)	(88,696)	(203,749)	(574,821)	(410,598)	(34,212)	(62,249)	(219,914)	(228,201)
Annuity benefits	-	-	(528)	(544)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	-	(105)	-	-	-	-
Adjustments to maintain reserves	(85)	(54)	(130)	(83)	(9)	(1)	(19)	(48)

Net equity transactions	(82,146)	(202,183)	(454,887)	(656,709)	(20,988)	(52,938)	(84,746)	(300,225)

Net change in contract owners’ equity	(137,499)	(223,721)	(540,936)	(608,806)	(15,580)	(42,059)	(101,981)	(251,415)
Contract owners’ equity beginning of period	799,335	1,023,056	2,861,074	3,469,880	149,535	191,594	1,570,990	1,822,405

Contract owners’ equity end of period	$661,836	799,335	2,320,138	2,861,074	133,955	149,535	1,469,009	1,570,990

CHANGES IN UNITS:
Beginning units	60,860	76,109	125,472	153,786	8,819	12,279	98,605	117,441
Units purchased	554	589	7,109	2,818	1,190	1,141	8,796	911
Units redeemed	(6,931)	(15,838)	(27,050)	(31,132)	(2,495)	(4,601)	(13,983)	(19,747)

Ending units	54,483	60,860	105,531	125,472	7,514	8,819	93,418	98,605

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQBS		FEIP		FVSS2		FHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$85,545	97,895	157,603	137,323	(5,170)	(8,189)	347,239	287,654
Realized gain (loss) on investments	5,387	96,241	(182,135)	(150,862)	123,846	154,070	(77,554)	(111,844)
Change in unrealized gain (loss) on investments	(139,555)	(96,816)	(1,374,030)	624,900	(197,974)	(47,067)	(629,516)	(164,183)
Reinvested capital gains	-	-	903,020	144,532	1,374	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(48,623)	97,320	(495,542)	755,893	(77,924)	98,814	(359,831)	11,627

Equity transactions:
Purchase payments received from contract owners (note 3)	60,880	4,904	45,836	44,542	50,278	9,060	113,969	9,608
Transfers between funds	(91,506)	62,136	(174,429)	(83,987)	5,341	(13,049)	713,804	(122,124)
Redemptions (note 3)	(463,460)	(532,559)	(1,019,104)	(1,692,543)	(151,396)	(281,937)	(787,679)	(1,215,786)
Annuity benefits	-	-	(4,207)	(3,259)	(978)	(964)	(1,619)	(1,687)
Contract maintenance charges (note 2)	-	-	(1,702)	(1,928)	-	-	(1,256)	(1,431)
Contingent deferred sales charges (note 2)	-	-	(375)	(1,433)	(8)	(41)	-	(3,059)
Adjustments to maintain reserves	(131)	(103)	(88)	(14)	(128)	(93)	194	271

Net equity transactions	(494,217)	(465,622)	(1,154,069)	(1,738,622)	(96,891)	(287,024)	37,413	(1,334,208)

Net change in contract owners’ equity	(542,840)	(368,302)	(1,649,611)	(982,729)	(174,815)	(188,210)	(322,418)	(1,322,581)
Contract owners’ equity beginning of period	3,714,240	4,082,542	10,233,927	11,216,656	1,803,848	1,992,058	6,580,193	7,902,774

Contract owners’ equity end of period	$3,171,400	3,714,240	8,584,316	10,233,927	1,629,033	1,803,848	6,257,775	6,580,193

CHANGES IN UNITS:
Beginning units	238,549	268,308	394,042	463,618	79,068	92,206	375,714	450,266
Units purchased	20,703	10,078	4,719	7,480	3,578	5,342	63,334	712
Units redeemed	(52,146)	(39,837)	(49,790)	(77,056)	(8,031)	(18,480)	(61,490)	(75,264)

Ending units	207,106	238,549	348,971	394,042	74,615	79,068	377,558	375,714

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAMGP		FAMGS		FAMG2		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,331)	(6,300)	311	(371)	(265)	(1,021)	2,366	162
Realized gain (loss) on investments	17,460	143,616	42,612	51,458	7,866	9,081	32,265	75,663
Change in unrealized gain (loss) on investments	(32,378)	(63,082)	(48,629)	(14,174)	(12,316)	11,021	(227,664)	(84,609)
Reinvested capital gains	787	1,062	394	597	251	337	163,805	124,219

Net increase (decrease) in contract owners’ equity resulting from operations	(16,462)	75,296	(5,312)	37,510	(4,464)	19,418	(29,228)	115,435

Equity transactions:
Purchase payments received from contract owners (note 3)	14,102	18,410	2,905	904	5	-	37,691	6,453
Transfers between funds	22,867	3,125	(44,789)	(1,148)	50	(9,213)	12,611	180,160
Redemptions (note 3)	(48,466)	(429,302)	(68,167)	(130,869)	(23,106)	(17,265)	(246,834)	(604,989)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(293)	(307)	-	-	-	-	(261)	(308)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(744)
Adjustments to maintain reserves	(58)	(20)	(44)	(31)	(57)	(13)	(36)	(88)

Net equity transactions	(11,848)	(408,094)	(110,095)	(131,144)	(23,108)	(26,491)	(196,829)	(419,516)

Net change in contract owners’ equity	(28,310)	(332,798)	(115,407)	(93,634)	(27,572)	(7,073)	(226,057)	(304,081)
Contract owners’ equity beginning of period	1,283,763	1,616,561	737,526	831,160	422,830	429,903	2,400,782	2,704,863

Contract owners’ equity end of period	$1,255,453	1,283,763	622,119	737,526	395,258	422,830	2,174,725	2,400,782

CHANGES IN UNITS:
Beginning units	61,021	80,193	41,502	48,850	30,869	32,797	107,603	126,599
Units purchased	1,865	2,274	167	165	4	-	2,482	9,770
Units redeemed	(2,422)	(21,446)	(6,217)	(7,513)	(1,674)	(1,928)	(11,394)	(28,766)

Ending units	60,464	61,021	35,452	41,502	29,199	30,869	98,691	107,603

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAMS		FAM2		FBP		FBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,153	6,152	2,497	429	10,015	6,657	10,467	7,002
Realized gain (loss) on investments	8,649	11,312	5,936	35,914	251,807	279,466	18,733	67,461
Change in unrealized gain (loss) on investments	(138,127)	(19,081)	(68,657)	(36,430)	(728,525)	(853,394)	(113,261)	(198,899)
Reinvested capital gains	108,487	75,767	53,236	44,771	387,324	1,692,680	74,442	361,346

Net increase (decrease) in contract owners’ equity resulting from operations	(13,838)	74,150	(6,988)	44,684	(79,379)	1,125,409	(9,619)	236,910

Equity transactions:
Purchase payments received from contract owners (note 3)	14,850	3,994	(67)	773	146,288	56,315	3,000	47,725
Transfers between funds	(14,345)	(10,903)	-	(204,727)	(378,555)	(102,772)	10,809	(40,220)
Redemptions (note 3)	(84,358)	(99,665)	(31,243)	(101,265)	(1,281,046)	(1,447,158)	(290,076)	(641,086)
Annuity benefits	-	-	-	-	(2,292)	(6,836)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,973)	(2,172)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(1,486)	-	(12)
Adjustments to maintain reserves	(52)	(38)	(22)	(43)	295	263	(52)	(51)

Net equity transactions	(83,905)	(106,612)	(31,332)	(305,262)	(1,517,283)	(1,503,846)	(276,319)	(633,644)

Net change in contract owners’ equity	(97,743)	(32,462)	(38,320)	(260,578)	(1,596,662)	(378,437)	(285,938)	(396,734)
Contract owners’ equity beginning of period	1,581,897	1,614,359	769,485	1,030,063	13,352,993	13,731,430	2,550,206	2,946,940

Contract owners’ equity end of period	$1,484,154	1,581,897	731,165	769,485	11,756,331	13,352,993	2,264,268	2,550,206

CHANGES IN UNITS:
Beginning units	80,520	85,967	49,100	69,032	434,666	485,796	118,246	148,915
Units purchased	747	219	-	49	6,013	5,390	2,818	2,248
Units redeemed	(4,972)	(5,666)	(1,928)	(19,981)	(54,820)	(56,520)	(15,537)	(32,917)

Ending units	76,295	80,520	47,172	49,100	385,859	434,666	105,527	118,246

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FB2		FDCA2		FDCAS		FEIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,667	2,630	(12,409)	(18,265)	(501)	(1,211)	160,923	141,980
Realized gain (loss) on investments	19,232	11,802	87,491	184,199	13,624	6,976	(143,392)	(148,851)
Change in unrealized gain (loss) on investments	(80,230)	(90,068)	(182,797)	(73,487)	(24,026)	4,334	(1,181,652)	524,924
Reinvested capital gains	50,405	219,291	100,770	62,058	11,919	8,306	761,529	119,344

Net increase (decrease) in contract owners’ equity resulting from operations	(6,926)	143,655	(6,945)	154,505	1,016	18,405	(402,592)	637,397

Equity transactions:
Purchase payments received from contract owners (note 3)	-	5,828	3,219	14,134	18,440	375	44,304	74,046
Transfers between funds	36,615	(45,111)	88,233	441,926	(172)	(6,875)	(67,046)	(89,762)
Redemptions (note 3)	(146,101)	(166,036)	(185,456)	(337,113)	(34,922)	(16,809)	(595,823)	(1,196,617)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(110)	-
Adjustments to maintain reserves	(29)	(57)	(49)	(62)	(32)	14	(135)	(31)

Net equity transactions	(109,515)	(205,376)	(94,053)	118,885	(16,686)	(23,295)	(618,810)	(1,212,364)

Net change in contract owners’ equity	(116,441)	(61,721)	(100,998)	273,390	(15,670)	(4,890)	(1,021,402)	(574,967)
Contract owners’ equity beginning of period	1,681,483	1,743,204	1,770,182	1,496,792	212,854	217,744	8,468,034	9,043,001

Contract owners’ equity end of period	$1,565,042	1,681,483	1,669,184	1,770,182	197,184	212,854	7,446,632	8,468,034

CHANGES IN UNITS:
Beginning units	93,094	105,170	116,427	104,643	13,050	14,667	402,616	462,833
Units purchased	3,137	871	8,024	35,978	1,141	656	8,583	8,678
Units redeemed	(8,935)	(12,947)	(14,251)	(24,194)	(2,121)	(2,273)	(37,859)	(68,895)

Ending units	87,296	93,094	110,200	116,427	12,070	13,050	373,340	402,616

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2		FGIP		FGIS		FGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$177,537	162,470	32,118	15,977	53,280	35,327	26,558	17,543
Realized gain (loss) on investments	(128,890)	(181,967)	197,032	334,616	272,706	480,602	183,104	91,169
Change in unrealized gain (loss) on investments	(1,608,269)	667,000	(663,954)	140,876	(822,374)	86,712	(534,224)	230,354
Reinvested capital gains	1,007,681	159,672	264,734	1,541	307,394	1,899	193,114	1,043

Net increase (decrease) in contract owners’ equity resulting from operations	(551,941)	807,175	(170,070)	493,010	(188,994)	604,540	(131,448)	340,109

Equity transactions:
Purchase payments received from contract owners (note 3)	54,115	84,245	163,208	27,056	191,437	105,543	12,345	4,342
Transfers between funds	(108,424)	(270,115)	(103,321)	(17,755)	(117,287)	(80,957)	(50,422)	(31,526)
Redemptions (note 3)	(1,148,675)	(1,398,774)	(732,958)	(917,033)	(1,032,341)	(1,478,798)	(452,978)	(268,997)
Annuity benefits	-	-	(237)	(233)	(2,652)	-	-	-
Contract maintenance charges (note 2)	-	-	(993)	(1,017)	-	-	-	-
Contingent deferred sales charges (note 2)	(510)	(155)	(511)	(996)	-	-	(41)	-
Adjustments to maintain reserves	(44)	(156)	(56)	(63)	(1,025)	(39)	(96)	(108)

Net equity transactions	(1,203,538)	(1,584,955)	(674,868)	(910,041)	(961,868)	(1,454,251)	(491,192)	(296,289)

Net change in contract owners’ equity	(1,755,479)	(777,780)	(844,938)	(417,031)	(1,150,862)	(849,711)	(622,640)	43,820
Contract owners’ equity beginning of period	11,187,217	11,964,997	5,532,316	5,949,347	6,419,300	7,269,011	4,071,965	4,028,145

Contract owners’ equity end of period	$9,431,738	11,187,217	4,687,378	5,532,316	5,268,438	6,419,300	3,449,325	4,071,965

CHANGES IN UNITS:
Beginning units	594,958	683,462	203,647	238,479	285,159	353,069	243,776	262,797
Units purchased	6,355	14,134	8,099	7,945	4,649	7,759	5,336	4,595
Units redeemed	(71,194)	(102,638)	(32,776)	(42,777)	(51,605)	(75,669)	(34,898)	(23,616)

Ending units	530,119	594,958	178,970	203,647	238,203	285,159	214,214	243,776

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FGS		FG2		FHIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(109,492)	(127,851)	(76,893)	(88,177)	(79,286)	(87,008)	180,344	150,595
Realized gain (loss) on investments	897,221	910,734	758,707	1,249,125	360,357	699,436	(28,614)	(41,294)
Change in unrealized gain (loss) on investments	(549,289)	211,594	(423,588)	(233,761)	(94,688)	108,447	(309,126)	(92,243)
Reinvested capital gains	299,847	-	287,876	-	234,414	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	538,287	994,477	546,102	927,187	420,797	720,875	(157,396)	17,058

Equity transactions:
Purchase payments received from contract owners (note 3)	33,076	92,449	25,691	65,456	35,581	132,692	5,877	-
Transfers between funds	(146,604)	(475,060)	(30,571)	49,525	(89,894)	106,234	315,811	(71,549)
Redemptions (note 3)	(1,400,550)	(1,273,596)	(996,715)	(1,867,912)	(822,841)	(1,196,635)	(287,887)	(548,312)
Annuity benefits	(208)	(200)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,180)	(2,432)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(614)	(2,861)	(77)	-	(231)	(118)	-	-
Adjustments to maintain reserves	(117)	(30)	(81)	(68)	(93)	(190)	(53)	(40)

Net equity transactions	(1,517,197)	(1,661,730)	(1,001,753)	(1,752,999)	(877,478)	(958,017)	33,748	(619,901)

Net change in contract owners’ equity	(978,910)	(667,253)	(455,651)	(825,812)	(456,681)	(237,142)	(123,648)	(602,843)
Contract owners’ equity beginning of period	10,178,754	10,846,007	9,222,102	10,047,914	7,636,791	7,873,933	3,163,495	3,766,338

Contract owners’ equity end of period	$9,199,844	10,178,754	8,766,451	9,222,102	7,180,110	7,636,791	3,039,847	3,163,495

CHANGES IN UNITS:
Beginning units	394,918	462,031	411,021	492,685	654,436	740,866	208,487	248,409
Units purchased	4,869	6,111	7,058	10,534	10,158	78,134	20,442	-
Units redeemed	(61,822)	(73,224)	(50,110)	(92,198)	(83,005)	(164,564)	(18,746)	(39,922)

Ending units	337,965	394,918	367,969	411,021	581,589	654,436	210,183	208,487

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHI2		FIP		FIGBP			FMCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$147,343	103,642	158,424	88,018	139,294	99,875	(21,120)	(28,325)
Realized gain (loss) on investments	109,622	23,430	2,434,189	916,813	38,272	197,168	72,225	47,945
Change in unrealized gain (loss) on investments	(421,134)	(127,205)	(2,567,067)	1,510,811	(361,502)	229,616	(423,787)	40,456
Reinvested capital gains	-	-	14,001	19,365	8,448	4,742	315,998	66,382

Net increase (decrease) in contract owners’ equity resulting from operations	(164,169)	(133)	39,547	2,535,007	(175,488)	531,401	(56,684)	126,458

Equity transactions:
Purchase payments received from contract owners (note 3)	2,690	-	150,528	130,119	50,687	34,511	41,930	76,291
Transfers between funds	812,470	(14,566)	(164,485)	33,032	(135,923)	(223,993)	(11,841)	9,910
Redemptions (note 3)	(304,071)	(214,001)	(2,132,751)	(2,588,455)	(892,691)	(1,689,714)	(323,906)	(469,161)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,595)	(1,707)	(776)	(807)	(1,917)	(1,987)
Contingent deferred sales charges (note 2)	(2)	(21)	(166)	(1,678)	(4)	(2,841)	(1,130)	(5,124)
Adjustments to maintain reserves	(82)	(84)	(64)	(2,200)	(167)	146	(89)	(52)

Net equity transactions	511,005	(228,672)	(2,148,533)	(2,430,889)	(978,874)	(1,882,698)	(296,953)	(390,123)

Net change in contract owners’ equity	346,836	(228,805)	(2,108,986)	104,118	(1,154,362)	(1,351,297)	(353,637)	(263,665)
Contract owners’ equity beginning of period	2,220,154	2,448,959	22,232,469	22,128,351	10,971,259	12,322,556	2,719,839	2,983,504

Contract owners’ equity end of period	$2,566,990	2,220,154	20,123,483	22,232,469	9,816,897	10,971,259	2,366,202	2,719,839

CHANGES IN UNITS:
Beginning units	142,253	156,682	908,022	1,013,678	523,278	614,258	44,778	51,528
Units purchased	52,978	-	10,749	29,478	7,231	20,589	745	2,183
Units redeemed	(21,573)	(14,429)	(95,794)	(135,134)	(53,638)	(111,569)	(5,496)	(8,933)

Ending units	173,658	142,253	822,977	908,022	476,871	523,278	40,027	44,778

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FMC2		FMMP		FOP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(39,755)	(57,726)	(123,082)	(160,186)	(58,484)	(72,178)	(5,324)	(8,927)
Realized gain (loss) on investments	148,242	89,192	304,765	534,974	-	-	(144,718)	(149,225)
Change in unrealized gain (loss) on investments	(1,054,762)	148,795	(2,275,575)	(41,076)	-	-	325,089	(665,912)
Reinvested capital gains	810,737	164,519	1,700,024	353,125	-	-	7,226	2,222

Net increase (decrease) in contract owners’ equity resulting from operations	(135,538)	344,780	(393,868)	686,837	(58,484)	(72,178)	182,273	(821,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	6,256	21,468	255,965	65,883	1,049,308	935,099	43,737	76,038
Transfers between funds	(301,873)	(132,306)	384,875	(232,870)	1,359,476	834,399	(77,074)	(56,699)
Redemptions (note 3)	(436,357)	(608,284)	(1,208,158)	(1,818,308)	(2,871,902)	(3,017,189)	(714,973)	(938,859)
Annuity benefits	-	-	(1,013)	(990)	-	-	(942)	(987)
Contract maintenance charges (note 2)	-	-	-	-	(755)	(859)	(1,469)	(1,724)
Contingent deferred sales charges (note 2)	-	-	(1,412)	(183)	(40)	(177)	(454)	(2,625)
Adjustments to maintain reserves	(68)	(123)	(58)	(81)	(132)	(133)	423	384

Net equity transactions	(732,042)	(719,245)	(569,801)	(1,986,549)	(464,045)	(1,248,860)	(750,752)	(924,472)

Net change in contract owners’ equity	(867,580)	(374,465)	(963,669)	(1,299,712)	(522,529)	(1,321,038)	(568,479)	(1,746,314)
Contract owners’ equity beginning of period	6,952,474	7,326,939	14,226,516	15,526,228	5,042,132	6,363,170	7,543,845	9,290,159

Contract owners’ equity end of period	$6,084,894	6,952,474	13,262,847	14,226,516	4,519,603	5,042,132	6,975,366	7,543,845

CHANGES IN UNITS:
Beginning units	110,806	122,757	406,269	466,088	402,886	500,583	390,733	436,028
Units purchased	943	835	27,671	8,030	237,357	259,236	3,942	9,625
Units redeemed	(12,319)	(12,786)	(44,419)	(67,849)	(274,683)	(356,933)	(41,242)	(54,920)

Ending units	99,430	110,806	389,521	406,269	365,560	402,886	353,433	390,733

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOS		FO2		FV2		FVSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,325	3,448	3,736	(320)	(420)	(22)	35	(236)
Realized gain (loss) on investments	(25,437)	(31,878)	(61,162)	(22,253)	23,439	6,144	7,108	44,430
Change in unrealized gain (loss) on investments	42,539	(140,420)	670	(137,191)	(90,350)	18,216	(12,831)	(37,496)
Reinvested capital gains	1,834	480	2,659	443	59,545	17,399	104	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,261	(168,370)	(54,097)	(159,321)	(7,786)	41,737	(5,584)	6,698

Equity transactions:
Purchase payments received from contract owners (note 3)	1,755	-	2,499	-	-	3,267	2,349	23,169
Transfers between funds	299,644	(18,954)	1,358,338	(9,205)	(47,990)	(6,412)	6,483	(14,756)
Redemptions (note 3)	(158,842)	(221,826)	(265,764)	(155,381)	(28,573)	(32,349)	(12,791)	(67,194)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(33)	(2)	-	-	-	-
Adjustments to maintain reserves	(98)	(26)	(55)	(49)	32	(80)	1	(28)

Net equity transactions	142,459	(240,806)	1,094,985	(164,637)	(76,531)	(35,574)	(3,958)	(58,809)

Net change in contract owners’ equity	166,720	(409,176)	1,040,888	(323,958)	(84,317)	6,163	(9,542)	(52,111)
Contract owners’ equity beginning of period	1,597,059	2,006,235	1,500,228	1,824,186	443,199	437,036	131,973	184,084

Contract owners’ equity end of period	$1,763,779	1,597,059	2,541,116	1,500,228	358,882	443,199	122,431	131,973

CHANGES IN UNITS:
Beginning units	96,139	109,793	131,974	145,485	23,065	24,971	5,297	7,784
Units purchased	18,517	-	119,715	-	32	250	373	987
Units redeemed	(9,640)	(13,654)	(31,610)	(13,511)	(4,014)	(2,156)	(560)	(3,474)

Ending units	105,016	96,139	220,079	131,974	19,083	23,065	5,110	5,297

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVS		FTVRDI		TIF		FTVFA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$679	703	5,970	5,089	3,054	1,611	10,007	8,525
Realized gain (loss) on investments	858	988	58,259	45,255	(5,147)	(3,223)	(2,914)	978
Change in unrealized gain (loss) on investments	(38,654)	11,220	(226,847)	12,920	(11,381)	(16,267)	(47,737)	(3,681)
Reinvested capital gains	33,518	8,771	111,538	21,858	4,196	-	887	455

Net increase (decrease) in contract owners’ equity resulting from operations	(3,599)	21,682	(51,080)	85,122	(9,278)	(17,879)	(39,757)	6,277

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	12,235	50,771	-	-	1,185	-
Transfers between funds	(1,488)	(101)	196	(4,330)	-	(2,490)	395	102,761
Redemptions (note 3)	(9,864)	(5,404)	(139,304)	(131,280)	(17,263)	(21,602)	(34,046)	(51,258)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(23)	-	-	-
Adjustments to maintain reserves	(4)	(4)	(3)	(14)	2	(22)	(13)	(35)

Net equity transactions	(11,356)	(5,509)	(126,876)	(84,853)	(17,284)	(24,114)	(32,479)	51,468

Net change in contract owners’ equity	(14,955)	16,173	(177,956)	269	(26,562)	(41,993)	(72,236)	57,745
Contract owners’ equity beginning of period	230,118	213,945	1,164,183	1,163,914	132,118	174,111	580,911	523,166

Contract owners’ equity end of period	$215,163	230,118	986,227	1,164,183	105,556	132,118	508,675	580,911

CHANGES IN UNITS:
Beginning units	11,500	11,786	51,315	55,290	7,607	8,833	45,326	41,509
Units purchased	1	11	785	2,560	-	(1)	121	7,973
Units redeemed	(554)	(297)	(6,569)	(6,535)	(1,052)	(1,225)	(2,659)	(4,156)

Ending units	10,947	11,500	45,531	51,315	6,555	7,607	42,788	45,326

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMSRS		OVIGS		OVGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,019)	(1,838)	(92)	-	521	1,378	(4,143)	(4,120)
Realized gain (loss) on investments	3,652	31,854	1	-	(1,042)	7,254	131,408	74,577
Change in unrealized gain (loss) on investments	(27,319)	(8,929)	-	-	(7,979)	(17,858)	(286,236)	(216,508)
Reinvested capital gains	21,221	-	-	-	16,528	15,422	270,413	194,410

Net increase (decrease) in contract owners’ equity resulting from operations	(3,465)	21,087	(91)	-	8,028	6,196	111,442	48,359

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,218	2,744	2,114	10,799
Transfers between funds	753	(51,956)	42,808	-	850	276,701	156,302	2,292,222
Redemptions (note 3)	3,537	(35,404)	-	-	(46,441)	(51,500)	(521,507)	(297,560)
Annuity benefits	-	-	-	-	-	-	(1,576)	(1,035)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(179)	(112)
Adjustments to maintain reserves	(28)	2	2	-	(44)	(8)	(162)	(174)

Net equity transactions	4,262	(87,358)	42,810	-	(40,417)	227,937	(365,008)	2,004,140

Net change in contract owners’ equity	797	(66,271)	42,719	-	(32,389)	234,133	(253,566)	2,052,499
Contract owners’ equity beginning of period	231,612	297,883	-	-	258,268	24,135	4,168,523	2,116,024

Contract owners’ equity end of period	$232,409	231,612	42,719	-	225,879	258,268	3,914,957	4,168,523

CHANGES IN UNITS:
Beginning units	10,867	15,344	-	-	10,880	1,030	181,662	93,510
Units purchased	34	-	4,631	-	307	13,742	10,620	104,669
Units redeemed	162	(4,477)	-	-	(1,936)	(3,892)	(25,866)	(16,517)

Ending units	11,063	10,867	4,631	-	9,251	10,880	166,416	181,662

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGIS		OVSC		OVSCS		OVSB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(22,845)	(27,797)	(743)	(843)	(3,389)	(3,018)	8,646	6,687
Realized gain (loss) on investments	128,249	208,938	46,607	26,937	25,185	47,451	(1,988)	(744)
Change in unrealized gain (loss) on investments	(727,300)	140,929	(135,441)	(43,654)	(145,619)	(70,487)	(12,431)	(2,114)
Reinvested capital gains	710,392	98,905	62,049	61,809	82,115	76,159	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,496	420,975	(27,528)	44,249	(41,708)	50,105	(5,773)	3,829

Equity transactions:
Purchase payments received from contract owners (note 3)	25,709	32,728	2,459	2,314	5,500	38,375	3,303	7,617
Transfers between funds	(134,690)	(8,822)	(72,194)	(4,538)	64,537	70,909	4,658	6,248
Redemptions (note 3)	(384,376)	(645,581)	(36,326)	(33,372)	(38,869)	(84,324)	(39,095)	(34,666)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(46)	-	-	-	(28)	-	-
Adjustments to maintain reserves	(65)	(128)	(27)	(32)	(20)	(42)	(21)	(4)

Net equity transactions	(493,422)	(621,849)	(106,088)	(35,628)	31,148	24,890	(31,155)	(20,805)

Net change in contract owners’ equity	(404,926)	(200,874)	(133,616)	8,621	(10,560)	74,995	(36,928)	(16,976)
Contract owners’ equity beginning of period	4,791,120	4,991,994	447,663	439,042	550,094	475,099	212,286	229,262

Contract owners’ equity end of period	$4,386,194	4,791,120	314,047	447,663	539,534	550,094	175,358	212,286

CHANGES IN UNITS:
Beginning units	251,712	286,306	14,785	16,048	32,819	31,057	20,807	22,850
Units purchased	3,485	6,867	83	83	7,709	8,046	831	1,510
Units redeemed	(29,279)	(41,461)	(3,713)	(1,346)	(5,857)	(6,284)	(3,857)	(3,553)

Ending units	225,918	251,712	11,155	14,785	34,671	32,819	17,781	20,807

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSBS		PMVFAD		PMVLAD		PMVEBD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$188,502	149,041	363	3,170	25,775	(772)	1,764	1,386
Realized gain (loss) on investments	89,088	22,269	(25,655)	(40,629)	7,012	4,643	(10,628)	(17)
Change in unrealized gain (loss) on investments	(417,720)	(92,790)	7,145	56,519	(41,865)	(7,241)	6,938	(7,236)
Reinvested capital gains	-	-	397	747	-	-	32	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	(140,130)	78,520	(17,750)	19,807	(9,078)	(3,370)	(1,894)	(4,610)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,681	16,642	-	2,815	2,167	3,475	-	938
Transfers between funds	(91,991)	(93,630)	(82,207)	(210,894)	162,550	6,093	(55,265)	66,765
Redemptions (note 3)	(746,095)	(817,725)	(10,301)	(232,574)	(107,112)	(279,658)	(5)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	(109)	(4)	(29)	(3)	(5)	-	-
Adjustments to maintain reserves	(205)	(133)	(19)	(11)	(128)	(44)	2	(12)

Net equity transactions	(824,671)	(894,955)	(92,531)	(440,693)	57,474	(270,139)	(55,268)	67,691

Net change in contract owners’ equity	(964,801)	(816,435)	(110,281)	(420,886)	48,396	(273,509)	(57,162)	63,081
Contract owners’ equity beginning of period	4,711,890	5,528,325	253,914	674,800	1,124,571	1,398,080	63,081	-

Contract owners’ equity end of period	$3,747,089	4,711,890	143,633	253,914	1,172,967	1,124,571	5,919	63,081

CHANGES IN UNITS:
Beginning units	248,662	295,343	21,232	56,171	95,889	118,762	6,507	-
Units purchased	2,841	9,640	4,158	304	46,145	3,664	4,390	6,507
Units redeemed	(46,180)	(56,321)	(12,264)	(35,243)	(40,892)	(26,537)	(10,263)	-

Ending units	205,323	248,662	13,126	21,232	101,142	95,889	634	6,507

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVGIB		PVTIGB		PVTSCB		PVTVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,156	310	65	(143)	(127)	(331)	(182)	(2,816)
Realized gain (loss) on investments	15,825	9,935	(143)	(53)	5,306	9,399	29,052	82,739
Change in unrealized gain (loss) on investments	(30,643)	1,873	(649)	(8,124)	(13,735)	(28,480)	(198,506)	(36,261)
Reinvested capital gains	-	-	-	-	5,915	20,478	116,837	16,997

Net increase (decrease) in contract owners’ equity resulting from operations	(13,662)	12,118	(727)	(8,320)	(2,641)	1,066	(52,799)	60,659

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	3	-	85,180	2,750
Transfers between funds	11,027	12,337	(462)	1,628	(1,033)	70	(15,019)	(87,370)
Redemptions (note 3)	(5,337)	(10,628)	(3,140)	(15,124)	(8,355)	(32,894)	(93,584)	(121,247)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(42)	8	(12)	(50)	5	(4)	(40)	(4)

Net equity transactions	5,648	1,717	(3,614)	(13,546)	(9,380)	(32,828)	(23,463)	(205,871)

Net change in contract owners’ equity	(8,014)	13,835	(4,341)	(21,866)	(12,021)	(31,762)	(76,262)	(145,212)
Contract owners’ equity beginning of period	139,155	125,320	100,807	122,673	57,849	89,611	730,917	876,129

Contract owners’ equity end of period	$131,141	139,155	96,466	100,807	45,828	57,849	654,655	730,917

CHANGES IN UNITS:
Beginning units	6,503	6,362	6,576	7,374	2,537	4,015	36,089	47,114
Units purchased	1,539	1,180	-	111	-	48	5,284	1,350
Units redeemed	(1,391)	(1,039)	(219)	(909)	(410)	(1,526)	(6,441)	(12,375)

Ending units	6,651	6,503	6,357	6,576	2,127	2,537	34,932	36,089

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACEG2		ACC2		AVGI		AVCE2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(23,797)	(26,115)	20,667	(3,128)	(172)	(506)	(1,822)	(4,049)
Realized gain (loss) on investments	294,529	160,354	336,809	143,070	20,321	51,379	10,469	93,864
Change in unrealized gain (loss) on investments	(206,766)	9,839	(683,417)	225,821	(28,677)	(40,410)	(130,367)	(42,842)
Reinvested capital gains	10,632	-	11,709	-	5,048	661	72,148	3,504

Net increase (decrease) in contract owners’ equity resulting from operations	74,598	144,078	(314,232)	365,763	(3,480)	11,124	(49,572)	50,477

Equity transactions:
Purchase payments received from contract owners (note 3)	238,598	19,321	241,535	16,998	19	25,751	1,311	1,364
Transfers between funds	(267,378)	(69,312)	(405,069)	(50,054)	(5,074)	(54,764)	(1,075)	(15,307)
Redemptions (note 3)	(265,496)	(313,607)	(686,293)	(535,411)	(33,997)	(92,711)	(15,698)	(164,374)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(150)	(26)	(19)	(110)	-	-	-	(59)
Adjustments to maintain reserves	(72)	(134)	(61)	(137)	8	(21)	(20)	(82)

Net equity transactions	(294,498)	(363,758)	(849,907)	(568,714)	(39,044)	(121,745)	(15,482)	(178,458)

Net change in contract owners’ equity	(219,900)	(219,680)	(1,164,139)	(202,951)	(42,524)	(110,621)	(65,054)	(127,981)
Contract owners’ equity beginning of period	2,106,204	2,325,884	4,836,609	5,039,560	87,687	198,308	709,156	837,137

Contract owners’ equity end of period	$1,886,304	2,106,204	3,672,470	4,836,609	45,163	87,687	644,102	709,156

CHANGES IN UNITS:
Beginning units	122,995	145,154	231,791	260,485	5,234	12,622	43,593	54,719
Units purchased	13,924	2,991	12,856	4,579	1	1,581	330	896
Units redeemed	(30,760)	(25,150)	(55,089)	(33,273)	(2,338)	(8,969)	(1,302)	(12,022)

Ending units	106,159	122,995	189,558	231,791	2,897	5,234	42,621	43,593

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE2		AVMCCI		VWHAS		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$299	351	(1,058)	(1,618)	(2,346)	(3,612)	(2,468)	(4,344)
Realized gain (loss) on investments	2,386	56,102	4,547	11,125	(87,690)	24,622	(36,107)	686
Change in unrealized gain (loss) on investments	(8,567)	(58,677)	(22,296)	(19,563)	22,158	(119,156)	(42,180)	(83,183)
Reinvested capital gains	-	-	12,398	15,544	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,882)	(2,224)	(6,409)	5,488	(67,878)	(98,146)	(80,755)	(86,841)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	30	206	528	542	-	-
Transfers between funds	-	(4,056)	(2,906)	(1,865)	(126,595)	213,179	(100,289)	(725)
Redemptions (note 3)	(2,798)	(103,770)	(5,457)	(19,604)	(783)	(931)	(29,367)	(14,284)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(47)	1	(23)	(12)	3	(19)	(14)	(10)

Net equity transactions	(2,845)	(107,825)	(8,356)	(21,275)	(126,847)	212,771	(129,670)	(15,019)

Net change in contract owners’ equity	(8,727)	(110,049)	(14,765)	(15,787)	(194,725)	114,625	(210,425)	(101,860)
Contract owners’ equity beginning of period	163,423	273,472	139,185	154,972	286,074	171,449	347,324	449,184

Contract owners’ equity end of period	$154,696	163,423	124,420	139,185	91,349	286,074	136,899	347,324

CHANGES IN UNITS:
Beginning units	6,963	11,559	6,573	7,548	34,151	16,288	40,710	42,131
Units purchased	-	-	37	49	3,628	37,436	-	-
Units redeemed	(122)	(4,596)	(413)	(1,024)	(21,184)	(19,573)	(16,310)	(1,421)

Ending units	6,841	6,963	6,197	6,573	16,595	34,151	24,400	40,710

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WFVSCG		OVGS4		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,981)	(11,313)	(4,659)	(4,044)	-	(9,263)	3,745	(12,682)
Realized gain (loss) on investments	6,061	232,955	39,169	6,371	-	1,005,923	418,244	67,869
Change in unrealized gain (loss) on investments	(280,035)	(559,864)	(65,606)	(20,245)	-	(1,004,334)	(534,358)	(207)
Reinvested capital gains	185,844	225,410	36,270	30,246	-	-	126,911	79,660

Net increase (decrease) in contract owners’ equity resulting from operations	(96,111)	(112,812)	5,174	12,328	-	(7,674)	14,542	134,640

Equity transactions:
Purchase payments received from contract owners (note 3)	14,760	15,669	180	9,815	-	29,390	985	4,260
Transfers between funds	(127,942)	(230,778)	(260,394)	200,748	-	(2,498,226)	(1,429,600)	(7,620)
Redemptions (note 3)	(122,930)	(847,633)	(29,976)	(26,643)	-	(106,303)	(34,106)	(211,815)
Annuity benefits	-	-	-	-	-	(507)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(57)	-	-	-	(78)	-	-
Adjustments to maintain reserves	6	(117)	56	(25)	-	(260)	19	(68)

Net equity transactions	(236,106)	(1,062,916)	(290,134)	183,895	-	(2,575,984)	(1,462,702)	(215,243)

Net change in contract owners’ equity	(332,217)	(1,175,728)	(284,960)	196,223	-	(2,583,658)	(1,448,160)	(80,603)
Contract owners’ equity beginning of period	1,189,002	2,364,730	560,397	364,174	-	2,583,658	1,448,160	1,528,763

Contract owners’ equity end of period	$856,785	1,189,002	275,437	560,397	-	-	-	1,448,160

CHANGES IN UNITS:
Beginning units	74,382	138,954	23,608	14,764	-	128,666	80,623	93,353
Units purchased	1,051	4,133	43,319	10,551	-	1,550	54	492
Units redeemed	(16,288)	(68,705)	(54,921)	(1,707)	-	(130,216)	(80,677)	(13,222)

Ending units	59,145	74,382	12,006	23,608	-	-	-	80,623

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIPR		FHI2R		FHISR		GEM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,913)	39,097	(996)	32,318	(223)	14,230	-	533
Realized gain (loss) on investments	(29)	7,169	1,680	15,267	(669)	9,300	-	(17,768)
Change in unrealized gain (loss) on investments	37,462	(49,439)	29,918	(41,533)	14,051	(20,795)	-	(49,816)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,520	(3,173)	30,602	6,052	13,159	2,735	-	(67,051)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,531	19,831	6,017	31,384	-	3,653	-	4,776
Transfers between funds	(900,605)	92,769	(755,995)	(5,690)	(308,733)	(15,649)	-	(1,835,315)
Redemptions (note 3)	(20,974)	(87,737)	(36,684)	(412,569)	(13,539)	(111,065)	-	(32,321)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(111)	(41)	-	-	-	(21)
Adjustments to maintain reserves	(12)	(5)	(7)	(86)	(15)	(13)	-	(62)

Net equity transactions	(918,060)	24,858	(786,780)	(387,002)	(322,287)	(123,074)	-	(1,862,943)

Net change in contract owners’ equity	(882,540)	21,685	(756,178)	(380,950)	(309,128)	(120,339)	-	(1,929,994)
Contract owners’ equity beginning of period	882,540	860,855	756,178	1,137,128	309,128	429,467	-	1,929,994

Contract owners’ equity end of period	$-	882,540	-	756,178	-	309,128	-	-

CHANGES IN UNITS:
Beginning units	63,422	61,712	54,288	81,373	21,666	30,096	-	95,658
Units purchased	2,533	14,854	4,443	6,162	161	3,681	-	831
Units redeemed	(65,955)	(13,144)	(58,731)	(33,247)	(21,827)	(12,111)	-	(96,489)

Ending units	-	63,422	-	54,288	-	21,666	-	-

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FO2R		FOSR		FAGRS		FAGR2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,376)	(1,425)	(1,101)	130	(129)	(362)	(1,995)	(6,043)
Realized gain (loss) on investments	278,907	176,705	96,431	27,658	19,933	1,680	267,995	19,173
Change in unrealized gain (loss) on investments	(151,149)	(362,367)	(69,409)	(60,952)	(19,790)	3,212	(278,389)	45,671
Reinvested capital gains	-	439	-	93	3,144	-	48,307	-

Net increase (decrease) in contract owners’ equity resulting from operations	122,382	(186,648)	25,921	(33,071)	3,158	4,530	35,918	58,801

Equity transactions:
Purchase payments received from contract owners (note 3)	14,637	24,822	379	984	-	-	22,445	936
Transfers between funds	(1,579,367)	68,857	(307,699)	(1,080)	(32,597)	(38)	(591,169)	5,739
Redemptions (note 3)	(38,858)	(637,216)	(20,228)	(62,125)	(10,897)	(2,856)	(5,808)	(54,589)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(13)	(18)	-	-	-	-	(21)
Adjustments to maintain reserves	(47)	(122)	(12)	(5)	5	(13)	(20)	(48)

Net equity transactions	(1,603,637)	(543,672)	(327,578)	(62,226)	(43,489)	(2,907)	(574,552)	(47,983)

Net change in contract owners’ equity	(1,481,255)	(730,320)	(301,657)	(95,297)	(40,331)	1,623	(538,634)	10,818
Contract owners’ equity beginning of period	1,481,255	2,211,575	301,657	396,954	40,331	38,708	538,634	527,816

Contract owners’ equity end of period	$-	1,481,255	-	301,657	-	40,331	-	538,634

CHANGES IN UNITS:
Beginning units	96,924	130,256	19,365	23,103	2,424	2,616	34,379	37,768
Units purchased	1,355	8,349	37	59	351	11	1,342	565
Units redeemed	(98,279)	(41,681)	(19,402)	(3,797)	(2,775)	(203)	(35,721)	(3,954)

Ending units	-	96,924	-	19,365	-	2,424	-	34,379

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV6		OVGS3		HIBF3		GVDIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	11,855	-	(1,161)	-	4,020	-	865
Realized gain (loss) on investments	-	85,860	-	126,784	-	(3,138)	-	4,790
Change in unrealized gain (loss) on investments	-	(103,406)	-	(126,108)	-	5,409	-	(6,081)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(5,691)	-	(485)	-	6,291	-	(426)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	28,880	-	4,108	-	-	-	-
Transfers between funds	-	(591,170)	-	(317,588)	-	(218,780)	-	(42,156)
Redemptions (note 3)	-	(32,939)	-	(4,779)	-	(4,068)	-	(937)
Annuity benefits	-	(509)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(238)	-	(51)	-	4	-	(5)

Net equity transactions	-	(595,976)	-	(318,310)	-	(222,844)	-	(43,098)

Net change in contract owners’ equity	-	(601,667)	-	(318,795)	-	(216,553)	-	(43,524)
Contract owners’ equity beginning of period	-	601,667	-	318,795	-	216,553	-	43,524

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	46,158	-	15,519	-	13,150	-	3,335
Units purchased	-	2,234	-	234	-	31	-	-
Units redeemed	-	(48,392)	-	(15,753)	-	(13,181)	-	(3,335)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

VT Small Cap Value Fund: Class IB (PVTSCB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship
(defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15%(3)
Greater of One-Year or 5% Enhanced	-	-	0.20%(3)
One-Year Step Up	-	0.05%(2)	0.05%(4)
5% Enhanced	-	0.10%(2)	0.10%(4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%	3.65%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	IVKMG1	IVKMG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	$1,110,331	5,272	2,060	6,592	61	58	12	256
1.00%	$392,995	1,547	-	153	-	-	-	55
1.05%	$119,386	616	-	-	-	-	-	-
1.10%	$647,989	6,971	3,769	5,872	859	35	135	95
1.15%	$291,748	52	54	1,322	-	83	-	4
1.20%	$117,813	367	86	311	-	101	-	904
1.25%	$127,101	4,747	-	2,000	-	-	-	-
1.30%	$470,168	2,339	-	587	-	34	-	-
1.35%	$66,988	1,984	405	319	-	-	-	13
1.40%	$1,581,161	1,638	-	897	-	-	-	5
1.45%	$64,089	-	-	293	-	-	-	-
1.50%	$57,068	212	518	-	-	-	-	-
1.55%	$77,655	381	-	425	-	-	-	-
1.60%	$138,360	132	-	823	-	-	-	-
1.65%	$28,113	-	-	-	-	-	-	-
1.70%	$19,109	-	-	-	-	-	-	-
1.75%	$16,264	-	-	-	-	-	-	-
1.80%	$12,132	-	-	65	-	-	-	-
1.85%	$2,525	-	-	-	-	-	-	-
1.95%	$2,219	-	-	-	-	-	-	-
2.00%	$13,143	-	-	-	-	-	-	-
2.15%	$10,129	-	-	-	-	-	-	-

Totals	$5,366,486	$26,258	$6,892	$19,659	$920	$311	$147	$1,332

	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	3.0	3,019.0	4,057	3,040.0	8,511.0	3,388.0	1,273.0	-
1.00%	-	-	389	232.0	1,364.0	-	636.0	406.0
1.05%	-	106.0	-	77.0	574.0	44.0	-	1,855.0
1.10%	161.0	1,694.0	3,528	3,469.0	5,959.0	2,265.0	245.0	868.0
1.15%	1.0	2,245.0	629	2,830.0	2,615.0	3,092.0	441.0	-
1.20%	28.0	428.0	1,360	625.0	1,029.0	137.0	157.0	281.0
1.25%	-	1,036.0	1,816	519.0	466.0	169.0	-	-
1.30%	13.0	396.0	77	1,879.0	2,291.0	314.0	71.0	-
1.35%	-	81.0	794	62.0	219.0	-	-	-
1.40%	778.0	1,047.0	1,811	2,021.0	2,091.0	459.0	-	-
1.45%	-	9.0	136	-	-	357.0	-	-
1.50%	-	116.0	40	26.0	267.0	-	78.0	-
1.55%	-	254.0	2,355	514.0	1,258.0	150.0	-	-
1.60%	-	504.0	1,003	414.0	3,976.0	-	-	-
1.65%	-	126.0	184	267.0	-	-	-	-
1.70%	-	991.0	-	-	-	-	-	-
1.75%	-	27.0	171	-	1,146.0	-	8.0	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	184	-	-	-	-	-
1.95%	-	-	99	-	386.0	-	-	-
2.00%	-	-	-	-	-	2,376.0	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$984	$12,079	$18,633	$15,975	$32,152	$12,751	$2,909	$3,410

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM2	NVIE6

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	9,874	4,145	6,134	13,765	3,377	98	5,380	622
1.00%	4,654	548	3,969	2,096	834	-	1,217	51
1.05%	1,154	150	317	87	-	-	132	-
1.10%	20,899	1,468	3,390	7,419	1,928	1,160	1,296	963
1.15%	815	238	518	279	1,550	10	1,114	-
1.20%	584	239	106	57	181	19	1,696	55
1.25%	-	513	83	308	-	-	43	-
1.30%	429	39	1,651	99	230	-	777	66
1.35%	1,576	999	36	563	-	718	1,377	-
1.40%	2,370	464	1,748	2,244	288	-	2,430	267
1.45%	-	-	-	-	-	-	22	25
1.50%	159	690	364	130	-	-	25	-
1.55%	-	111	25	659	60	-	965	43
1.60%	-	36	338	-	-	-	232	-
1.65%	-	-	52	51	-	-	17	-
1.70%	-	-	121	57	-	-	32	-
1.75%	-	-	-	-	-	-	4	-
1.80%	-	1,122	466	1,090	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$42,514	$10,762	$19,318	$28,904	$8,448	$2,005	$16,759	$2,092

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	441.0	-	-	453.0	1,978.0	1,486.0	93.0	2,485.0
1.00%	53.0	-	110.0	-	-	-	1,248.0	3,469.0
1.05%	-	-	-	-	205.0	-	-	223.0
1.10%	3.0	148.0	185.0	333.0	6,073.0	121.0	2,080.0	5,061.0
1.15%	-	-	-	11,713.0	-	5,021.0	372.0	5,236.0
1.20%	-	-	-	229.0	60.0	-	-	196.0
1.25%	-	-	-	86.0	-	-	-	171.0
1.30%	-	-	-	-	-	-	61.0	7,870.0
1.35%	247.0	-	-	-	-	-	48.0	-
1.40%	-	-	-	-	857.0	-	76.0	346.0
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	458.0	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	414.0	-	-	-
1.65%	-	-	-	-	-	700.0	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	194.0
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$744	$148	$295	$12,814	$9,587	$7,328	$4,436	$25,251

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	569	656	1	2,200	1,534	178	22,957	9,566
1.00%	-	2,758	-	1,216	-	-	3,955	61
1.05%	-	-	-	367	-	-	444	2,193
1.10%	1,022	7,679	37	720	1,485	254	13,458	4,911
1.15%	-	-	-	-	591	50	4,424	6,236
1.20%	-	250	37	8	90	49	2,214	1,887
1.25%	-	55	-	-	-	-	2,697	2,772
1.30%	-	-	-	221	2,823	44	1,039	645
1.35%	-	-	-	- `	-	-	2,294	551
1.40%	127	733	-	1,170	77	73	5,232	5,997
1.45%	-	-	-	-	-	-	770	1,007
1.50%	-	-	-	-	-	-	398	-
1.55%	-	-	-	61	34	-	1,717	1,312
1.60%	-	2,667	-	-	-	-	1,951	3,002
1.65%	-	-	-	-	-	52	479	6,839
1.70%	-	-	-	-	-	-	5	-
1.75%	-	-	-	-	-	-	222	-
1.80%	-	-	-	-	-	-	-	238
1.85%	-	-	-	-	-	-	116	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,718	$14,798	$75	$5,963	$6,634	$700	$64,372	$47,217

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	1,774	-	11,676	70,327	40,506	17,662	707	9,138
1.00%	-	198	494	5,960	2,081	4,181	-	755
1.05%	-	-	677	1,545	377	758	-	3,261
1.10%	5,511	114	12,438	54,411	23,405	18,847	3,449	4,017
1.15%	-	44	11,917	60,840	21,109	14,580	-	1,392
1.20%	62	95	11,626	17,479	9,677	4,038	-	1,087
1.25%	-	-	158	12,416	31,108	3,378	-	534
1.30%	173	-	8,913	25,190	2,420	6,899	-	1,444
1.35%	-	1	1,053	5,197	3,174	617	354	713
1.40%	-	-	5,222	58,179	30,587	15,538	-	1,743
1.45%	-	-	4	11,333	6,335	1,101	-	980
1.50%	-	-	304	1,441	503	1,392	376	-
1.55%	-	-	5,358	9,573	2,294	575	-	713
1.60%	-	-	3,044	46,188	14,466	12,577	-	2,899
1.65%	-	-	2,221	2,562	3,159	900	-	22
1.70%	-	-	17	1,045	1,979	1,614	-	-
1.75%	-	-	-	236	4,303	1,380	-	536
1.80%	-	-	37	1,932	2,505	-	-	-
1.85%	473	-	-	617	169	195	-	-
1.95%	-	-	-	467	111	-	-	-
2.00%	-	-	-	-	-	-	-	924
2.15%	-	-	654	-	-	781	-	905

Totals	$7,993	$452	$75,813	$386,938	$200,268	$107,013	$4,886	$31,063

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2	NVMLV2	NVMMG2	NVMMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	71,384	-	-	1,897	11	10,536	228	1,007
1.00%	8,377	-	-	182	26	2,484	29	42
1.05%	963	-	-	-	-	1,050	-	292
1.10%	44,277	177	331	1,267	356	3,736	382	1,027
1.15%	17,523	12	-	456	97	2,299	-	97
1.20%	7,237	-	-	81	-	1,369	-	18
1.25%	4,717	-	-	-	-	712	39	-
1.30%	1,652	-	-	350	-	683	-	-
1.35%	2,166	24	-	57	-	226	-	-
1.40%	4,286	14	-	627	-	4,160	-	451
1.45%	1,811	-	-	38	-	-	-	-
1.50%	177	-	-	15	-	59	-	-
1.55%	1,846	-	-	23	-	1,219	-	-
1.60%	1,394	-	-	-	-	4,730	-	-
1.65%	162	-	-	-	-	321	-	-
1.70%	414	-	-	-	-	322	-	-
1.75%	302	-	-	-	-	313	-	-
1.80%	263	-	-	-	-	211	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$168,951	$227	$331	$4,993	$490	$34,430	$678	$2,934

	SCGF2	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	1,928	127	2,931	1,366	3,894	745	4,656	154,804
1.00%	462	-	260	-	151	42	-	82,164
1.05%	168	-	143	-	-	-	-	25,115
1.10%	1,595	797	1,812	1,567	3,455	521	7,438	54,308
1.15%	870	-	1,489	-	985	-	-	15,463
1.20%	76	-	688	-	910	-	-	9,853
1.25%	1,048	-	346	-	151	-	-	7,170
1.30%	-	-	412	-	509	-	132,657	10,300
1.35%	150	-	213	87	46	-	1,244	5,531
1.40%	765	-	621	-	868	164	533,147	15,351
1.45%	-	-	44	-	36	-	5,914	3,911
1.50%	-	-	28	85	45	-	6,631	2,163
1.55%	265	-	768	-	2,385	27	-	9,609
1.60%	240	-	555	-	286	-	-	7,562
1.65%	51	-	19	-	26	-	-	2,733
1.70%	-	-	1,287	-	37	-	-	3,005
1.75%	-	-	656	-	204	-	-	500
1.80%	-	-	3	-	213	-	-	325
1.85%	-	-	-	-	-	-	-	105
1.95%	-	-	-	-	125	-	-	766
2.00%	-	-	-	-	-	-	-	-
2.15%	1,241	-	-	-	-	-	-	963

Totals	$8,859	$924	$12,275	$3,105	$14,326	$1,499	$691,687	$411,701

	NVTIV3	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVMCSS	DVSCS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	64	6,832	5,252	996	2,032	7,841	289	513
1.00%	-	126	483	144	-	1,845	-	-
1.05%	-	101	81	27	-	1,774	-	-
1.10%	66	2,142	5,996	375	2,612	8,533	107	1,967
1.15%	-	425	2,080	627	1,186	2,522	3	35
1.20%	28	471	992	34	296	738	37	99
1.25%	42	280	2,290	63	-	1,272	-	-
1.30%	-	394	1,619	74	666	537	-	-
1.35%	7	882	613	19	4	450	-	233
1.40%	-	3,208	1,785	506	833	6,039	961	-
1.45%	-	-	87	-	-	108	-	-
1.50%	-	67	77	-	56	109	-	-
1.55%	-	313	798	303	801	2,717	-	-
1.60%	-	-	397	1,271	1,216	1,683	-	-
1.65%	-	26	320	35	186	11	-	-
1.70%	-	-	-	291	-	844	-	-
1.75%	-	187	219	-	-	129	-	-
1.80%	-	386	-	35	-	585	-	-
1.85%	-	-	194	-	-	-	-	-
1.95%	-	-	-	1	-	2	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	1,249	281	-	533	-	-

Totals	$207	$15,840	$24,532	$5,082	$9,888	$38,272	$1,397	$2,847

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	FCA2S	FHIBS	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,608	5,097	554	2,886	4,804	-	4,999	-
1.00%	267	1,245	-	-	10,113	-	2,570	-
1.05%	37	118	-	-	41	-	239	-
1.10%	1,688	7,196	651	10,818	8,311	-	2,241	-
1.15%	1,965	5,438	-	-	1,375	-	1,565	-
1.20%	493	910	73	7	1,941	-	1,632	-
1.25%	118	741	-	-	2,305	-	996	-
1.30%	220	2,056	41	-	4,234	21,989	2,434	12,271
1.35%	220	1,128	53	1,140	769	-	311	-
1.40%	126	2,556	-	224	2,884	102,401	724	78,746
1.45%	-	125	-	-	-	1,938	402	605
1.50%	-	365	344	809	483	5,448	48	3,992
1.55%	-	932	-	192	430	-	971	-
1.60%	359	2,487	-	-	879	-	275	-
1.65%	122	202	-	-	27	-	167	-
1.70%	5	766	-	-	336	-	212	-
1.75%	-	5	-	-	346	-	724	-
1.80%	-	68	-	-	78	-	-	-
1.85%	-	-	-	-	-	-	33	-
1.95%	-	-	-	-	-	-	1	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$8,228	$31,435	$1,716	$16,076	$39,356	$131,776	$20,544	$95,614

	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2	FBP	FBS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	2,964	2,301	-	6,037	3,618	-	13,793
1.00%	-	3,256	1,563	-	4,943	2,085	-	8,723
1.05%	-	139	1	-	4,722	-	-	1,467
1.10%	-	110	44	-	-	140	-	453
1.15%	-	-	-	-	-	1,207	-	-
1.20%	-	46	12	-	-	168	-	-
1.25%	-	22	35	-	-	83	-	-
1.30%	3,279	-	-	3,385	-	-	27,435	-
1.35%	-	-	-	-	-	-	-	-
1.40%	14,623	364	13	29,543	-	414	143,626	-
1.45%	15	-	123	514	-	85	1,270	-
1.50%	158	-	-	-	-	2	3,559	-
1.55%	-	-	27	-	-	-	-	-
1.60%	-	-	125	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$18,075	$6,901	$4,244	$33,442	$15,702	$7,802	$175,890	$24,436

	FB2	FDCA2	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	2,918	4,507	1,728	39,079	31,728	-	26,938	14,188
1.00%	4,400	870	90	17,498	6,562	-	19,358	3,978
1.05%	208	482	93	8,796	252	-	11,690	1,396
1.10%	5,637	4,440	-	10,202	23,220	-	-	6,799
1.15%	946	651	-	-	13,688	-	-	2,258
1.20%	162	592	66	556	3,780	-	74	1,583
1.25%	1,262	1,587	-	126	10,946	-	398	2,909
1.30%	38	56	-	111	3,742	12,887	15	2,064
1.35%	80	97	-	2,232	6,333	-	-	366
1.40%	1,294	1,298	-	1,022	6,419	55,373	-	1,940
1.45%	93	-	-	1,945	282	1,923	-	407
1.50%	-	390	-	611	405	1,478	-	-
1.55%	-	50	-	-	4,366	-	-	332
1.60%	685	357	-	-	1,658	-	-	2,293
1.65%	-	-	-	-	1,434	-	-	-
1.70%	-	-	-	-	2,073	-	-	-
1.75%	-	-	-	-	287	-	-	384
1.80%	-	-	-	-	362	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	7,348	-	-	-	-	-	-
2.15%	-	-	-	-	713	-	-	733

Totals	$17,723	$22,725	$1,977	$82,178	$118,250	$71,661	$58,473	$41,630

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	FGP	FGS	FG2	FHIS	FHI2	FIP	FIGBP	FMCP

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	-	47,356.0	27,029.0	18,053.0	8,206.0	54,951.0	23,356.0	-
1.00%	-	31,229.0	9,448.0	9,230.0	2,402.0	36,636.0	14,480.0	-
1.05%	-	9,920.0	746.0	3,367.0	1,353.0	8,027.0	9,375.0	-
1.10%	-	503.0	17,146.0	269.0	5,927.0	9,286.0	5,823.0	-
1.15%	-	-	7,645.0	-	4,192.0	1,445.0	2,386.0	-
1.20%	-	472.0	3,285.0	36.0	1,003.0	1,181.0	686.0	-
1.25%	-	663.0	1,814.0	-	911.0	596.0	21.0	-
1.30%	30,285.0	19.0	806.0	-	551.0	24,396.0	12,887.0	33,630.0
1.35%	-	70.0	1,940.0	-	76.0	126.0	30.0	-
1.40%	93,140.0	102.0	5,199.0	-	1,108.0	108,705.0	52,079.0	-
1.45%	3,780.0	24.0	620.0	1,129.0	-	4,364.0	2,406.0	-
1.50%	6,256.0	542.0	951.0	538.0	136.0	2,998.0	171.0	-
1.55%	-	-	1,974.0	-	2,349.0	471.0	381.0	-
1.60%	-	-	1,048.0	-	230.0	-	-	-
1.65%	-	285.0	403.0	-	40.0	587.0	-	-
1.70%	-	-	1,035.0	-	13.0	357.0	63.0	-
1.75%	-	-	376.0	-	13.0	-	-	-
1.80%	-	-	145.0	-	101.0	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$133,461	$91,185	$81,610	$32,622	$28,611	$254,126	$124,144	$33,630

	FMCS	FMC2	FMMP	FOP	FOS	FO2	FV2	FVSS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	41,885	53,157	8,544	-	10,448	7,849	778	845
1.00%	16,201	14,958	2,508	-	4,677	4,816	8	-
1.05%	4,551	785	1,666	-	744	16	690	-
1.10%	111	40,535	855	-	575	4,931	2,356	413
1.15%	-	8,780	483	-	-	1,170	-	-
1.20%	621	5,962	84	-	59	1,132	25	68
1.25%	135	3,525	-	-	68	309	-	-
1.30%	-	5,898	7,864	18,898	11	1,243	-	-
1.35%	-	2,339	-	-	-	92	124	-
1.40%	-	8,723	32,135	82,550	-	1,353	525	-
1.45%	1,737	1,165	196	805	1,390	-	212	-
1.50%	-	1,054	5,444	984	-	294	-	-
1.55%	-	5,571	-	-	-	985	-	-
1.60%	-	1,928	-	-	-	185	-	-
1.65%	290	745	-	-	-	150	-	-
1.70%	-	686	-	-	-	166	-	-
1.75%	-	708	-	-	-	83	8	-
1.80%	-	1,109	-	-	-	-	-	-
1.85%	49	-	-	-	-	189	-	-
1.95%	-	2	-	-	-	-	-	-
2.00%	-	-	-	-	-	988	-	-
2.15%	-	838	-	-	-	354	-	-

Totals	$65,580	$158,468	$59,779	$103,237	$17,972	$26,305	$4,726	$1,326

	FVS	FTVRDI	TIF	FTVFA2	AMSRS	OVIGS	OVGS	OVGSS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	1,565.0	1,828.0	104.0	1,036.0	1,471.0	-	812.0	9,967.0
1.00%	582.0	-	-	453.0	418.0	-	-	3,088.0
1.05%	38.0	-	57.0	-	-	-	-	654.0
1.10%	-	8,409.0	1,187.0	1,973.0	60.0	92.0	1,486.0	12,910.0
1.15%	-	180.0	-	1,431.0	18.0	-	-	6,293.0
1.20%	-	109.0	-	217.0	-	-	66.0	1,271.0
1.25%	-	-	-	-	154.0	-	-	1,679.0
1.30%	-	68.0	-	51.0	-	-	-	2,536.0
1.35%	-	921.0	72.0	-	-	-	174.0	1,278.0
1.40%	-	8.0	-	895.0	58.0	-	-	2,555.0
1.45%	-	-	-	166.0	-	-	-	116.0
1.50%	-	428.0	-	-	182.0	-	256.0	60.0
1.55%	-	-	-	-	-	-	-	2,612.0
1.60%	-	-	-	-	-	-	-	2,225.0
1.65%	-	-	-	-	-	-	-	522.0
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	14.0
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	259.0
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$2,185	$11,951	$1,420	$6,222	$2,361	$92	$2,794	$48,039

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	OVGIS	OVSC	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	14,667	396	707	473	13,004	263	3,127	-
1.00%	743	-	146	-	2,296	155	3,269	-
1.05%	-	170	40	-	217	-	80	-
1.10%	13,755	3,894	1,857	1,310	9,297	456	1,700	-
1.15%	5,429	-	111	-	6,680	-	-	1
1.20%	2,389	3	916	-	1,955	8	57	54
1.25%	2,131	-	-	-	2,658	-	180	-
1.30%	1,701	-	-	-	4,397	-	603	27
1.35%	1,145	39	1,467	13	1,205	834	1,681	3
1.40%	4,231	-	659	22	2,306	580	957	568
1.45%	940	-	-	-	68	-	-	-
1.50%	120	-	1	342	361	-	150	-
1.55%	1,402	-	-	-	612	-	164	-
1.60%	3,157	-	-	-	3,316	-	-	-
1.65%	602	-	-	-	583	-	-	-
1.70%	35	-	-	-	147	-	-	-
1.75%	112	-	-	-	173	49	55	-
1.80%	286	-	-	-	10	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	1,030	-	-	-	-	-
2.15%	369	-	-	-	-	-	-	-

Totals	$53,214	$4,502	$6,934	$2,160	$49,285	$2,345	$12,023	$653

	PVGIB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVGI	AVCE2

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	428.0	152.0	206.0	731.0	5,852.0	11,530.0	109.0	2,001.0
1.00%	-	-	-	231.0	399.0	1,764.0	-	374.0
1.05%	-	-	-	-	16.0	94.0	-	-
1.10%	391.0	832.0	182.0	2,378.0	4,160.0	14,918.0	514.0	1,852.0
1.15%	217.0	-	-	43.0	2,172.0	3,885.0	-	407.0
1.20%	26.0	-	-	360.0	440.0	1,143.0	-	23.0
1.25%	-	-	-	351.0	3,046.0	3,498.0	-	163.0
1.30%	417.0	-	-	3,535.0	1,708.0	1,935.0	-	164.0
1.35%	-	153.0	85.0	156.0	229.0	717.0	101.0	-
1.40%	86.0	-	-	798.0	2,294.0	6,520.0	-	1,531.0
1.45%	-	-	-	-	79.0	88.0	-	90.0
1.50%	-	-	99.0	87.0	-	-	-	-
1.55%	-	-	-	59.0	998.0	1,088.0	-	466.0
1.60%	218.0	-	-	-	908.0	1,070.0	-	477.0
1.65%	-	-	-	-	55.0	302.0	-	-
1.70%	-	-	-	-	254.0	384.0	-	113.0
1.75%	-	-	-	-	866.0	837.0	-	244.0
1.80%	-	-	-	-	120.0	64.0	-	233.0
1.85%	-	-	-	-	201.0	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	396.0	-	-

Totals	$1,783	$1,137	$572	$8,729	$23,797	$50,233	$724	$8,138

	AVIE2	AVMCCI	VWHAS	VWHA	WRASP	WFVSCG	MIGSC	FHIPR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.95%	679	21	514	706	2,957	486	1,013	-
1.00%	-	-	-	718	1,551	419	-	-
1.05%	-	-	-	-	58	1,752	33	-
1.10%	257	1,307	381	480	2,645	354	524	-
1.15%	387	26	-	16	348	-	732	-
1.20%	107	-	32	-	305	32	133	-
1.25%	-	-	-	-	-	-	353	-
1.30%	50	-	9	38	415	12	119	-
1.35%	62	166	614	-	2,830	66	29	-
1.40%	-	-	878	489	60	1,440	340	3,631
1.45%	-	-	-	65	49	-	3	162
1.50%	-	-	-	-	106	-	36	292
1.55%	77	-	-	-	305	-	79	-
1.60%	48	-	-	-	151	98	179	-
1.65%	32	-	-	-	-	-	40	-
1.70%	50	-	-	-	-	-	315	-
1.75%	47	-	-	44	71	-	8	-
1.80%	1	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,797	$1,520	$2,428	$2,556	$11,851	$4,659	$3,936	$4,085

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	FHI2R	FHISR	FO2R	FOSR	FAGRS	FAGR2

0.40%	$-	$-	$-	$-	$-	$-
0.95%	693	509	1,455	338	103	507
1.00%	102	135	294	168	26	43
1.05%	-	373	7	-	-	-
1.10%	777	-	1,383	210	-	324
1.15%	98	-	132	-	-	362
1.20%	183	-	337	-	-	176
1.25%	-	-	107	-	-	6
1.30%	149	-	602	-	-	-
1.35%	13	-	34	4	-	24
1.40%	212	-	244	-	-	289
1.45%	-	-	-	381	-	6
1.50%	-	-	64	-	-	15
1.55%	674	-	155	-	-	22
1.60%	-	-	4	-	-	-
1.65%	-	-	4	-	-	-
1.70%	6	-	32	-	-	-
1.75%	-	-	45	-	-	28
1.80%	5	-	-	-	-	74
1.85%	-	-	-	-	-	-
1.95%	-	-	-	-	-	-
2.00%	-	-	477	-	-	-
2.15%	-	-	-	-	-	119

Totals	$2,912	$1,017	$5,376	$1,101	$129	$1,995

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $1,852,177 and $2,254,232 , respectively, and total transfers from the Account to the fixed account were $5,430,326 and $9,142,968 , respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $294,214 and $378,570 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$417,464,617	$-	$-	$417,464,617

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$439,512	$216,494
Stock Index Fund, Inc. - Initial Shares (DSIF)	71,915	55,662
Stock Index Fund, Inc. - Service Shares (DSIFS)	515,366	512,082
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	12,720	17,460
Floating-Rate Income Fund (ETVFR)	123,493	125,519
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	857	8,189
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	47,988	25,664
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	52,266	106,474
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	1,521,273	194,866
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)	172,360	153,351
New Discovery Series - Service Class (MNDSC)	171,167	296,383
Value Series - Service Class (MVFSC)	778,528	653,414
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	180,436	169,047
Core Plus Fixed Income Portfolio - Class II (MSVF2)	11,403	125,480
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	48,274	37,405
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	473,667	644,021
American Funds NVIT Bond Fund - Class II (GVABD2)	25,549	182,356
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	217,686	294,474
American Funds NVIT Growth Fund - Class II (GVAGR2)	173,902	361,984
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	65,570	82,565
Federated NVIT High Income Bond Fund - Class I (HIBF)	10,683	23,157
NVIT Emerging Markets Fund - Class II (GEM2)	19,345	181,708
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	90,061	59,095
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	20,793	37,499
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	10,625	147
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	6,439	21,058
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	124,176	14,307
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	114,289	196,199
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	62,063	31,935
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	36,088	80,635
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	311,763	247,316
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,510	22,115
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	177,761	178,630
NVIT Core Bond Fund - Class I (NVCBD1)	693	525
NVIT Core Bond Fund - Class II (NVCBD2)	381,754	161,612
NVIT Core Plus Bond Fund - Class II (NVLCP2)	116,698	80,162
NVIT Nationwide Fund - Class II (TRF2)	574	8,525
NVIT Government Bond Fund - Class I (GBF)	481,805	828,830
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	119,420	809,701
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	50,710	78,571
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,830	24,790
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	337,239	1,185,650
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,242,675	5,308,049
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	605,823	3,200,426
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	691,191	1,870,124
NVIT Mid Cap Index Fund - Class I (MCIF)	47,711	147,249
NVIT Mid Cap Index Fund - Class II (MCIF2)	321,375	531,369
NVIT Money Market Fund - Class I (SAM)	4,313,403	6,586,170
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	1,298	1,051
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	371	742
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	12,112	95,316
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	25,737	13,789
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	360,967	487,473
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	50,173	14,501
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	79,587	197,275
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	185,379	117,226
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	12,063	5,302
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	123,641	231,124

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

NVIT Multi-Manager Small Company Fund - Class I (SCF)	33,929	7,114
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	141,596	173,696
NVIT Short Term Bond Fund - Class II (NVSTB2)	54,280	80,883
NVIT Large Cap Growth Fund - Class I (NVOLG1)	7,934,035	5,635,359
NVIT Large Cap Growth Fund - Class II (NVOLG2)	6,243,928	5,721,345
Templeton NVIT International Value Fund - Class III (NVTIV3)	22,244	52,100
NVIT Real Estate Fund - Class II (NVRE2)	502,223	619,177
VPS Growth and Income Portfolio - Class B (ALVGIB)	26,409	462,311
VPS International Value Portfolio - Class B (ALVIVB)	8,616	60,656
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	135,901	111,456
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	590,719	408,928
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	102,192	113,726
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	30,022	47,298
Managed Tail Risk Fund II: Service Shares (FCA2S)	17,259	94,890
High Income Bond Fund II - Service Shares (FHIBS)	309,778	643,037
Kaufmann Fund II - Primary Shares (FVK2)	43,880	45,639
Quality Bond Fund II - Primary Shares (FQB)	189,299	233,104
Quality Bond Fund II - Service Shares (FQBS)	373,784	782,451
Equity-Income Portfolio - Initial Class (FEIP)	1,241,475	1,334,902
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	83,751	184,413
High Income Portfolio - Initial Class (FHIP)	1,496,451	1,111,757
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	53,161	66,549
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	9,934	119,334
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	4,246	27,349
VIP Asset Manager Portfolio - Initial Class (FAMP)	247,664	278,339
VIP Asset Manager Portfolio - Service Class (FAMS)	145,844	114,087
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	68,159	43,780
VIP Balanced Portfolio - Initial Class (FBP)	627,525	1,747,409
VIP Balanced Portfolio - Service Class (FBS)	167,625	359,052
VIP Balanced Portfolio - Service Class 2 (FB2)	126,117	181,599
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	236,370	242,095
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	37,606	42,843
VIP Equity-Income Portfolio - Service Class (FEIS)	1,157,032	853,354
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	1,364,450	1,382,881
VIP Growth & Income Portfolio - Initial Class (FGIP)	446,101	824,152
VIP Growth & Income Portfolio - Service Class (FGIS)	599,739	1,199,936
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	327,804	599,359
VIP Growth Portfolio - Initial Class (FGP)	402,016	1,728,831
VIP Growth Portfolio - Service Class (FGS)	458,269	1,249,064
VIP Growth Portfolio - Service Class 2 (FG2)	304,217	1,026,623
VIP High Income Portfolio - Service Class (FHIS)	531,960	317,909
VIP High Income Portfolio - Service Class 2 (FHI2)	1,015,003	356,671
VIP Index 500 Portfolio - Initial Class (FIP)	4,896,750	6,873,088
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	3,218,890	4,050,050
VIP Mid Cap Portfolio - Initial Class (FMCP)	345,266	347,286
VIP Mid Cap Portfolio - Service Class (FMCS)	910,130	871,218
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	2,603,620	1,596,601
VIP Money Market Portfolio - Initial Class (FMMP)	4,666,974	5,189,506
VIP Overseas Portfolio - Initial Class (FOP)	143,876	892,692
VIP Overseas Portfolio - Service Class (FOS)	333,091	183,461
VIP Overseas Portfolio - Service Class 2 (FO2)	1,490,015	388,678
VIP Value Portfolio - Service Class 2 (FV2)	64,403	81,876
VIP Value Strategies Portfolio - Service Class (FVSS)	10,603	14,423
VIP Value Portfolio - Service Class (FVS)	36,382	13,537
Rising Dividends Securities Fund - Class 1 (FTVRDI)	138,515	147,908
Templeton Foreign Securities Fund - Class 1 (TIF)	8,670	18,705
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	17,971	39,577
Socially Responsive Portfolio - I Class Shares (AMSRS)	33,998	9,531
International Growth Fund/VA - Service Shares (OVIGS)	42,808	92
Global Securities Fund/VA - Non-Service Shares (OVGS)	24,777	48,100
Global Securities Fund/VA - Service Class (OVGSS)	568,314	667,018
Main Street Fund(R)/VA - Service Class (OVGIS)	756,423	562,370
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	65,811	110,567
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	211,699	101,850
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	18,184	40,697
Global Strategic Income Fund/VA: Service Shares (OVSBS)	249,090	885,210
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	51,610	143,362
Low Duration Portfolio - Advisor Class (PMVLAD)	562,128	478,822
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	46,514	99,989
VT Growth & Income Fund: Class IB (PVGIB)	35,602	28,755
VT International Equity Fund: Class IB (PVTIGB)	1,202	4,739
VT Small Cap Value Fund: Class IB (PVTSCB)	6,633	10,230
VT Voyager Fund: Class IB (PVTVB)	231,358	138,176
VI American Franchise Fund - Series II Shares (ACEG2)	253,722	561,429
VI Comstock Fund - Series II Shares (ACC2)	306,419	1,124,027
VI Core Equity Fund - Series I Shares (AVGI)	5,600	39,775
VI Core Equity Fund - Series II Shares (AVCE2)	82,964	28,161
VI International Growth Fund - Series II Shares (AVIE2)	2,096	4,635
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	14,219	11,211
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	29,547	158,742
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	88	132,212
Variable Insurance Portfolios - Asset Strategy (WRASP)	190,406	248,726
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,128,605	1,387,184
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)	176,592	1,508,726
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)	31,552	951,535
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)	54,829	842,664
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)	2,564	325,088
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)	17,257	1,626,314
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	231	328,924
VIP Growth Strategies Portfolio - Service Class (obsolete) (FAGRS)	8,930	49,412
VIP Growth Strategies Portfolio - Service Class 2 (obsolete) (FAGR2)	70,520	598,803

Total	$68,756,818	$91,993,379

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.95%	to	1.60%	146,175	$15.35	to	$14.69	$2,215,679	1.04%	-1.94%	to	-2.59%
2014	0.95%	to	1.60%	140,339	15.65	to	15.08	2,170,823	2.22%	0.96%	to	0.30%
2013	0.95%	to	1.70%	142,150	15.50	to	14.96	2,183,074	0.97%	13.33%	to	12.47%
2012	0.95%	to	1.70%	168,317	13.68	to	13.30	2,286,916	1.32%	8.92%	to	8.09%
2011	0.95%	to	1.70%	223,926	12.56	to	12.30	2,799,332	2.60%	-4.55%	to	-5.27%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.95%	to	1.50%	29,347	22.04	to	20.44	635,030	1.83%	0.15%	to	-0.41%
2014	0.95%	to	1.50%	29,638	22.01	to	20.52	641,174	1.72%	12.35%	to	11.72%
2013	0.95%	to	1.50%	36,717	19.59	to	18.37	707,651	1.83%	30.77%	to	30.05%
2012	0.95%	to	1.50%	50,707	14.98	to	14.12	748,654	1.99%	14.64%	to	14.00%
2011	0.95%	to	1.55%	60,844	13.07	to	10.16	784,413	1.72%	0.91%	to	0.36%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2015	0.95%	to	1.80%	72,979	24.12	to	21.62	1,724,940	1.54%	-0.09%	to	-0.95%
2014	0.95%	to	1.80%	74,895	24.14	to	21.83	1,779,961	1.49%	12.03%	to	11.07%
2013	0.95%	to	1.80%	95,774	21.55	to	19.66	2,029,663	1.62%	30.45%	to	29.34%
2012	0.95%	to	1.80%	104,351	16.52	to	15.20	1,684,440	1.77%	14.37%	to	13.39%
2011	0.95%	to	1.80%	133,351	14.44	to	13.40	1,891,826	1.56%	0.66%	to	-0.21%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.95%	to	1.10%	3,820	19.28	to	18.88	72,233	1.11%	-4.11%	to	-4.26%
2014	0.95%	to	1.10%	4,685	20.10	to	19.72	92,610	1.07%	12.37%	to	12.20%
2013	0.95%	to	1.10%	5,119	17.89	to	17.58	90,206	1.31%	33.07%	to	32.87%
2012	0.95%	to	1.10%	6,697	13.44	to	13.23	88,907	0.85%	10.91%	to	10.74%
2011	0.95%	to	1.10%	8,467	12.12	to	11.95	101,540	1.05%	-0.06%	to	-0.21%
Floating-Rate Income Fund (ETVFR)
2015	0.95%	to	1.30%	1,710	9.74	to	9.69	16,619	2.87%	-1.93%	to	-2.28%
2014			1.20%	1,982			9.92	19,659	0.84%			-0.81%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015			1.10%	725			14.14	10,263	0.00%			0.09%
2014	0.95%	to	1.10%	1,255	14.18	to	14.12	17,737	0.00%	7.01%	to	6.85%
2013	0.95%	to	1.10%	2,029	13.25	to	13.22	26,827	0.40%	35.71%	to	35.51%
2012	0.95%	to	1.10%	2,807	9.76	to	9.75	27,392	0.00%	-2.36%	to	-2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.95%	to	1.40%	8,667	14.10	to	13.87	121,473	0.00%	0.08%	to	-0.37%
2014	0.95%	to	1.40%	7,694	14.09	to	13.92	107,898	0.00%	6.67%	to	6.18%
2013	0.95%	to	1.35%	8,055	13.21	to	13.12	106,042	0.21%	35.31%	to	34.76%
2012	0.95%	to	1.35%	10,573	9.76	to	9.74	103,100	0.00%	-2.36%	to	-2.63%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	1.10%	to	1.30%	4,172	7.48	to	7.46	31,215	0.56%	-20.94%	to	-21.10%
2014	0.95%	to	1.40%	11,025	9.48	to	9.45	104,191	1.76%	-5.24%	to	-5.53%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2015	0.95%	to	1.75%	124,976	9.77	to	9.71	1,218,458	0.48%	-2.34%	to	-2.95%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
2015	0.95%	to	1.95%	102,550	15.20	to	13.20	1,504,935	0.00%	3.44%	to	2.40%
2014	0.95%	to	1.95%	110,623	14.69	to	12.89	1,573,254	0.00%	7.53%	to	6.44%
2013	0.95%	to	1.95%	134,673	13.66	to	12.11	1,783,856	0.00%	35.91%	to	34.54%
2012	0.95%	to	1.95%	154,064	10.05	to	9.00	1,507,545	0.00%	15.31%	to	14.15%
2011	0.95%	to	1.95%	184,236	8.72	to	7.89	1,569,063	0.00%	-7.05%	to	-7.99%
New Discovery Series - Service Class (MNDSC)
2015	0.95%	to	1.65%	63,315	20.36	to	18.45	1,252,195	0.00%	-3.08%	to	-3.76%
2014	0.95%	to	1.65%	70,878	21.01	to	19.17	1,450,278	0.00%	-8.37%	to	-9.02%
2013	0.95%	to	1.65%	102,483	22.93	to	21.08	2,287,169	0.00%	39.88%	to	38.89%
2012	0.95%	to	1.65%	107,570	16.39	to	15.17	1,721,451	0.00%	19.75%	to	18.90%
2011	0.95%	to	1.65%	134,957	13.69	to	12.76	1,808,690	0.00%	-11.34%	to	-11.97%
Value Series - Service Class (MVFSC)
2015	0.95%	to	1.95%	112,280	23.44	to	20.36	2,555,991	2.16%	-1.88%	to	-2.87%
2014	0.95%	to	1.95%	115,716	23.88	to	20.96	2,678,875	1.29%	9.16%	to	8.05%
2013	0.95%	to	1.95%	136,730	21.88	to	19.40	2,904,326	0.99%	34.31%	to	32.95%
2012	0.95%	to	1.95%	169,504	16.29	to	14.59	2,689,342	1.35%	14.78%	to	13.62%
2011	0.95%	to	1.95%	211,567	14.19	to	12.84	2,920,837	1.18%	-1.41%	to	-2.40%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.95%	to	2.00%	64,083	16.05	to	15.11	1,014,648	1.81%	5.31%	to	4.19%
2014	0.95%	to	2.00%	64,727	15.24	to	14.51	975,119	1.90%	0.17%	to	-0.89%
2013	0.95%	to	1.70%	48,519	15.22	to	14.80	734,361	1.27%	26.42%	to	25.47%
2012	0.95%	to	1.70%	28,442	12.04	to	11.80	340,574	1.53%	14.83%	to	13.96%
2011	0.95%	to	1.70%	23,076	10.48	to	10.35	241,030	1.42%	-2.71%	to	-3.44%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	0.95%	to	1.75%	13,715	$13.63	to	$12.30	$184,873	3.05%	-1.77%	to	-2.57%
2014	0.95%	to	1.75%	22,321	13.88	to	12.62	306,541	2.93%	6.54%	to	5.68%
2013	0.95%	to	1.75%	23,731	13.02	to	11.94	305,880	3.03%	-1.52%	to	-2.32%
2012	0.95%	to	1.75%	28,028	13.23	to	12.23	366,476	4.57%	8.15%	to	7.28%
2011	0.95%	to	1.75%	36,118	12.23	to	11.40	437,411	3.52%	4.40%	to	3.56%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.00%	to	1.20%	13,079	21.71	to	21.42	282,724	2.22%	-5.40%	to	-5.59%
2014	1.00%	to	1.20%	14,648	22.95	to	22.68	334,779	1.88%	11.82%	to	11.59%
2013	1.00%	to	1.40%	14,663	20.52	to	20.14	299,895	2.69%	30.36%	to	29.83%
2012	1.00%	to	1.40%	2,136	15.74	to	15.51	33,462	1.00%	13.30%	to	12.84%
2011	1.10%	to	1.40%	896	13.86	to	13.75	12,333	1.49%	-0.62%	to	-0.92%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.95%	to	1.50%	249,697	15.14	to	14.35	3,735,569	1.42%	0.02%	to	-0.53%
2014	0.95%	to	1.50%	273,288	15.14	to	14.43	4,099,195	0.90%	3.99%	to	3.42%
2013	0.95%	to	1.50%	323,074	14.56	to	13.95	4,663,034	1.27%	22.11%	to	21.44%
2012	0.95%	to	1.70%	349,039	11.92	to	11.33	4,121,963	1.30%	14.61%	to	13.74%
2011	0.95%	to	1.65%	412,268	10.40	to	9.99	4,258,036	1.43%	-0.03%	to	-0.73%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.95%	to	1.80%	70,490	12.01	to	11.05	831,149	1.36%	-1.18%	to	-2.03%
2014	0.95%	to	1.80%	83,864	12.15	to	11.27	1,002,287	1.15%	3.98%	to	3.09%
2013	0.95%	to	1.80%	106,248	11.68	to	10.94	1,226,093	1.63%	-3.50%	to	-4.33%
2012	0.95%	to	1.80%	145,295	12.11	to	11.43	1,741,630	2.07%	3.97%	to	3.07%
2011	0.95%	to	1.80%	166,344	11.65	to	11.09	1,921,571	2.36%	4.72%	to	3.83%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.95%	to	1.80%	98,720	16.90	to	15.55	1,644,972	0.65%	5.53%	to	4.63%
2014	0.95%	to	1.80%	112,401	16.01	to	14.86	1,779,169	0.70%	0.87%	to	0.00%
2013	0.95%	to	1.80%	126,264	15.87	to	14.86	1,986,456	0.38%	27.42%	to	26.33%
2012	0.95%	to	1.80%	147,651	12.46	to	11.76	1,825,283	0.86%	20.92%	to	19.88%
2011	0.95%	to	1.80%	163,280	10.30	to	9.81	1,670,876	1.01%	-10.17%	to	-10.94%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.95%	to	1.80%	161,606	16.14	to	14.85	2,581,160	0.73%	5.42%	to	4.51%
2014	0.95%	to	1.80%	177,632	15.31	to	14.21	2,693,013	0.43%	7.04%	to	6.12%
2013	0.95%	to	1.80%	211,865	14.31	to	13.39	3,005,839	0.32%	28.38%	to	27.28%
2012	0.95%	to	1.80%	227,329	11.14	to	10.52	2,515,127	0.21%	16.28%	to	15.28%
2011	0.95%	to	1.80%	261,053	9.58	to	9.13	2,483,268	0.27%	-5.59%	to	-6.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.95%	to	1.55%	55,498	13.87	to	13.16	763,295	0.85%	0.13%	to	-0.48%
2014	0.95%	to	1.55%	60,623	13.85	to	13.22	832,992	0.79%	9.18%	to	8.52%
2013	0.95%	to	1.55%	69,286	12.69	to	12.18	873,349	1.05%	31.71%	to	30.91%
2012	0.95%	to	1.55%	69,933	9.63	to	9.31	670,502	1.00%	15.95%	to	15.24%
2011	0.95%	to	1.55%	79,874	8.31	to	8.08	660,733	1.08%	-3.16%	to	-3.75%
Federated NVIT High Income Bond Fund - Class I(HIBF)
2015	0.95%	to	1.35%	16,431	9.52	to	9.46	155,821	5.19%	-3.53%	to	-3.92%
2014	0.95%	to	1.35%	18,526	9.87	to	9.84	182,547	3.93%	-1.31%	to	-1.59%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2015	0.95%	to	1.75%	59,542	21.17	to	18.92	1,228,080	0.45%	-17.03%	to	-17.70%
2014	0.95%	to	1.75%	65,863	25.51	to	22.98	1,640,044	1.26%	-6.63%	to	-7.38%
2013	0.95%	to	1.60%	11,457	27.33	to	25.27	308,668	0.95%	-0.52%	to	-1.18%
2012	0.95%	to	1.60%	13,083	27.47	to	25.57	354,705	0.19%	15.88%	to	15.11%
2011	0.95%	to	1.60%	18,184	23.71	to	22.21	426,905	0.43%	-23.33%	to	-23.83%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.95%	to	1.55%	22,934	8.77	to	8.37	199,283	0.30%	-4.14%	to	-4.72%
2014	0.95%	to	1.55%	20,275	9.15	to	8.79	183,256	3.90%	-1.66%	to	-2.26%
2013	0.95%	to	1.55%	18,072	9.31	to	8.99	166,397	0.54%	16.45%	to	15.74%
2012	0.95%	to	1.55%	17,583	7.99	to	7.77	139,291	0.60%	14.13%	to	13.44%
2011	0.95%	to	1.55%	19,969	7.00	to	6.85	138,662	0.58%	-10.85%	to	-11.39%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2015	0.95%	to	1.35%	4,457	13.19	to	12.79	58,425	0.57%	-2.13%	to	-2.53%
2014	0.95%	to	1.35%	6,116	13.48	to	13.12	81,695	0.75%	5.55%	to	5.12%
2013	0.95%	to	1.55%	10,248	12.77	to	12.34	128,493	1.60%	42.17%	to	41.31%
2012	1.00%	to	1.35%	2,062	8.96	to	8.81	18,185	0.52%	15.66%	to	15.25%
2011	1.00%	to	1.35%	6,528	7.75	to	7.65	50,267	0.43%	-12.54%	to	-12.85%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015			1.10%	952			15.24	14,506	0.96%			-1.42%
2014			1.10%	447			15.46	6,909	1.00%			9.39%
2013			1.10%	447			14.13	6,316	1.02%			37.24%
2012			1.10%	288			10.30	2,965	0.49%			10.27%
2011	0.95%	to	1.10%	676	9.39	to	9.34	6,341	0.52%	-4.10%	to	-4.24%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	1.00%	to	1.10%	747	$15.24	to	$15.12	$11,394	0.34%	-1.41%	to	-1.51%
2014	1.00%	to	1.10%	2,044	15.46	to	15.35	31,454	1.47%	9.40%	to	9.29%
2013	1.00%	to	1.10%	2,346	14.13	to	14.05	33,022	0.73%	37.17%	to	37.03%
2012	0.95%	to	1.10%	1,429	10.32	to	10.25	14,690	6.25%	10.32%	to	10.16%
2011	0.95%	to	1.10%	3,525	9.36	to	9.31	32,885	0.63%	-4.18%	to	-4.33%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.95%	to	1.25%	85,029	12.80	to	12.50	1,071,990	2.68%	-2.69%	to	-2.98%
2014	0.95%	to	1.20%	84,576	13.15	to	12.93	1,097,895	2.05%	3.50%	to	3.24%
2013	0.95%	to	1.50%	87,629	12.70	to	12.31	1,100,352	0.75%	28.25%	to	27.53%
2012	0.95%	to	1.50%	10,678	9.91	to	9.65	104,642	1.19%	15.05%	to	14.41%
2011	0.95%	to	1.20%	5,865	8.61	to	8.53	50,336	2.37%	-7.27%	to	-7.50%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.95%	to	1.60%	62,080	12.73	to	12.11	783,022	2.59%	-2.00%	to	-2.64%
2014	0.95%	to	1.60%	72,029	12.99	to	12.44	925,805	2.26%	3.31%	to	2.63%
2013	0.95%	to	1.60%	80,386	12.58	to	12.12	1,000,844	1.39%	13.57%	to	12.82%
2012	0.95%	to	1.70%	119,404	11.08	to	10.69	1,312,131	2.03%	10.00%	to	9.17%
2011	0.95%	to	1.70%	62,474	10.07	to	9.79	626,056	2.50%	-2.28%	to	-3.02%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.95%	to	1.65%	47,727	12.94	to	12.26	608,949	3.01%	-2.27%	to	-2.96%
2014	0.95%	to	1.65%	49,582	13.24	to	12.63	648,370	2.48%	3.70%	to	2.97%
2013	0.95%	to	1.65%	50,767	12.77	to	12.27	640,054	1.56%	20.09%	to	19.25%
2012	0.95%	to	1.65%	52,398	10.63	to	10.29	551,174	1.39%	12.56%	to	11.76%
2011	0.95%	to	1.65%	49,033	9.45	to	9.20	459,410	2.60%	-4.36%	to	-5.04%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.95%	to	1.50%	31,462	12.04	to	11.54	374,270	2.02%	-1.68%	to	-2.22%
2014	0.95%	to	1.50%	36,375	12.25	to	11.80	440,787	1.90%	2.35%	to	1.79%
2013	0.95%	to	1.50%	48,967	11.97	to	11.60	581,652	1.56%	3.94%	to	3.36%
2012	0.95%	to	1.70%	49,725	11.51	to	11.11	567,691	1.81%	6.48%	to	5.67%
2011	0.95%	to	1.70%	47,563	10.81	to	10.52	511,394	2.61%	0.45%	to	-0.31%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.95%	to	1.75%	158,808	12.87	to	12.09	2,013,090	2.83%	-2.01%	to	-2.80%
2014	0.95%	to	1.75%	166,610	13.13	to	12.44	2,159,968	2.20%	3.58%	to	2.74%
2013	0.95%	to	1.75%	221,127	12.68	to	12.11	2,780,738	1.52%	16.69%	to	15.74%
2012	0.95%	to	1.75%	243,547	10.87	to	10.46	2,635,425	1.52%	11.30%	to	10.40%
2011	0.95%	to	1.75%	213,213	9.76	to	9.48	2,072,373	2.40%	-3.26%	to	-4.04%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.95%	to	1.40%	10,857	12.85	to	12.41	138,345	3.01%	-2.44%	to	-2.89%
2014	0.95%	to	1.40%	12,424	13.17	to	12.78	162,406	2.23%	3.57%	to	3.10%
2013	0.95%	to	1.10%	13,959	12.72	to	12.61	176,480	0.93%	23.10%	to	22.91%
2012	0.95%	to	1.10%	53,785	10.33	to	10.26	552,039	1.22%	13.49%	to	13.32%
2011	0.95%	to	1.10%	54,021	9.10	to	9.05	489,225	2.35%	-5.58%	to	-5.72%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.95%	to	1.60%	94,097	12.55	to	11.93	1,161,607	2.43%	-2.01%	to	-2.65%
2014	0.95%	to	1.60%	99,128	12.81	to	12.26	1,253,777	2.44%	3.09%	to	2.42%
2013	0.95%	to	1.60%	94,032	12.42	to	11.97	1,154,374	1.39%	10.18%	to	9.46%
2012	0.95%	to	1.70%	140,692	11.28	to	10.88	1,571,383	2.13%	9.00%	to	8.17%
2011	0.95%	to	1.70%	77,901	10.35	to	10.06	798,137	2.60%	-1.22%	to	-1.96%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	1.10%	to	1.20%	539	12.50	to	12.41	6,713	3.03%	-1.81%	to	-1.91%
2014	0.95%	to	1.20%	538	12.86	to	12.65	6,836	1.26%	4.06%	to	3.79%
2013	0.95%	to	1.35%	1,919	12.36	to	12.08	23,479	2.02%	-2.84%	to	-3.24%
2012	0.95%	to	1.35%	4,978	12.72	to	12.49	62,811	4.30%	6.73%	to	6.30%
2011	1.10%	to	1.35%	1,463	11.86	to	11.75	17,258	3.05%	5.43%	to	5.16%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	0.95%	to	1.55%	55,563	12.40	to	11.84	679,981	3.40%	-1.82%	to	-2.42%
2014	0.95%	to	1.55%	38,904	12.63	to	12.13	488,836	2.85%	3.68%	to	3.06%
2013	0.95%	to	1.70%	32,681	12.18	to	11.67	395,943	1.98%	-3.06%	to	-3.79%
2012	0.95%	to	1.70%	45,792	12.57	to	12.13	572,467	2.71%	6.46%	to	5.65%
2011	0.95%	to	1.70%	40,740	11.80	to	11.48	477,885	2.86%	5.23%	to	4.44%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.95%	to	1.55%	42,466	13.49	to	12.87	563,934	1.56%	-1.46%	to	-2.06%
2014	0.95%	to	1.55%	40,200	13.69	to	13.14	544,084	1.92%	3.89%	to	3.26%
2013	0.95%	to	1.70%	45,737	13.18	to	12.62	596,945	1.63%	-2.98%	to	-3.71%
2012	0.95%	to	1.70%	46,546	13.58	to	13.11	627,263	2.14%	6.10%	to	5.29%
2011	0.95%	to	1.70%	43,614	12.80	to	12.45	554,956	2.40%	5.04%	to	4.25%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2015	0.95%	to	1.65%	3,840	$14.79	to	$13.81	$55,762	0.89%	-0.29%	to	-1.00%
2014	0.95%	to	1.65%	4,378	14.83	to	13.94	63,906	0.79%	10.75%	to	9.97%
2013	0.95%	to	1.65%	7,959	13.39	to	12.68	103,859	0.93%	29.55%	to	28.63%
2012	0.95%	to	1.65%	11,407	10.34	to	9.86	115,867	1.04%	12.76%	to	11.96%
2011	0.95%	to	1.65%	15,998	9.17	to	8.80	144,614	0.79%	-0.57%	to	-1.27%
NVIT Government Bond Fund - Class I (GBF)
2015	0.95%	to	1.85%	387,938	14.86	to	13.09	5,642,246	1.74%	-1.06%	to	-1.96%
2014	0.95%	to	1.85%	414,421	15.01	to	13.35	6,094,662	1.95%	3.58%	to	2.63%
2013	0.95%	to	1.85%	482,678	14.50	to	13.01	6,865,740	1.87%	-4.97%	to	-5.83%
2012	0.95%	to	1.85%	567,012	15.25	to	13.81	8,499,038	2.03%	2.08%	to	1.15%
2011	0.95%	to	1.85%	684,735	14.94	to	13.66	10,065,334	2.83%	6.24%	to	5.28%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.95%	to	1.80%	173,552	20.03	to	17.77	3,348,897	1.29%	-1.94%	to	-2.78%
2014	0.95%	to	1.80%	208,877	20.43	to	18.28	4,118,984	1.56%	3.99%	to	3.10%
2013	0.95%	to	1.85%	247,650	19.64	to	17.63	4,721,809	1.37%	26.04%	to	24.89%
2012	0.95%	to	1.85%	381,495	15.59	to	14.11	5,789,106	1.47%	14.80%	to	13.75%
2011	0.95%	to	1.85%	490,510	13.58	to	12.41	6,467,227	1.77%	-4.84%	to	-5.71%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.95%	to	1.85%	44,911	15.67	to	14.75	697,099	1.63%	-1.12%	to	-2.02%
2014	0.95%	to	1.85%	47,801	15.85	to	15.05	751,812	1.43%	3.59%	to	2.65%
2013	0.95%	to	1.85%	58,907	15.30	to	14.66	893,501	1.69%	12.35%	to	11.33%
2012	0.95%	to	1.85%	56,679	13.62	to	13.17	766,330	2.48%	8.34%	to	7.36%
2011	0.95%	to	1.85%	26,280	12.57	to	12.27	327,912	2.13%	-0.07%	to	-0.98%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.00%	to	1.35%	2,225	17.78	to	17.37	39,357	1.45%	-1.53%	to	-1.87%
2014	1.00%	to	1.20%	3,338	18.06	to	17.85	59,931	1.57%	4.16%	to	3.95%
2013	1.00%	to	1.50%	5,309	17.34	to	16.93	90,958	1.82%	18.30%	to	17.70%
2012	1.00%	to	1.50%	5,217	14.65	to	14.38	75,747	2.42%	11.12%	to	10.56%
2011			1.10%	1,156			13.15	15,203	1.90%			-2.02%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.95%	to	2.15%	385,476	14.73	to	12.44	5,487,412	1.58%	-0.69%	to	-1.89%
2014	0.95%	to	2.15%	459,109	14.83	to	12.68	6,595,738	1.81%	2.90%	to	1.66%
2013	0.95%	to	2.15%	494,068	14.41	to	12.47	6,913,698	1.58%	3.84%	to	2.58%
2012	0.95%	to	2.15%	682,003	13.88	to	12.16	9,169,096	1.66%	4.17%	to	2.91%
2011	0.95%	to	2.15%	777,693	13.33	to	11.81	10,067,596	2.43%	1.95%	to	0.72%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.95%	to	1.95%	1,689,762	17.99	to	15.63	29,295,579	1.54%	-1.28%	to	-2.28%
2014	0.95%	to	1.95%	1,938,210	18.22	to	15.99	34,166,235	1.61%	4.18%	to	3.13%
2013	0.95%	to	1.95%	2,268,124	17.49	to	15.50	38,487,468	1.60%	15.52%	to	14.35%
2012	0.95%	to	2.10%	2,626,392	15.14	to	13.33	38,727,445	1.54%	9.76%	to	8.48%
2011	0.95%	to	2.10%	3,201,807	13.79	to	12.29	43,142,885	2.11%	-0.99%	to	-2.14%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.95%	to	1.95%	777,869	19.32	to	16.79	14,500,365	1.36%	-1.67%	to	-2.67%
2014	0.95%	to	1.95%	931,094	19.65	to	17.25	17,668,342	1.63%	3.96%	to	2.91%
2013	0.95%	to	1.95%	1,055,764	18.90	to	16.76	19,345,239	1.65%	21.22%	to	19.99%
2012	0.95%	to	2.10%	1,190,812	15.60	to	13.74	18,035,302	1.53%	12.68%	to	11.37%
2011	0.95%	to	2.10%	1,518,527	13.84	to	12.33	20,501,163	1.99%	-3.05%	to	-4.18%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.95%	to	2.15%	493,861	16.64	to	14.06	7,924,346	1.56%	-0.98%	to	-2.18%
2014	0.95%	to	2.15%	591,877	16.81	to	14.37	9,626,180	1.62%	3.74%	to	2.49%
2013	0.95%	to	2.15%	748,885	16.20	to	14.02	11,791,219	1.65%	9.45%	to	8.12%
2012	0.95%	to	2.15%	859,822	14.80	to	12.97	12,403,575	1.63%	7.01%	to	5.71%
2011	0.95%	to	2.15%	1,025,896	13.83	to	12.27	13,858,823	2.31%	1.09%	to	-0.13%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.95%	to	1.50%	12,623	27.00	to	25.03	332,629	0.96%	-3.46%	to	-4.00%
2014	0.95%	to	1.50%	17,254	27.96	to	26.07	472,453	0.97%	8.38%	to	7.78%
2013	0.95%	to	1.50%	21,369	25.80	to	24.19	539,951	1.15%	31.78%	to	31.05%
2012	0.95%	to	1.50%	22,520	19.58	to	18.46	433,046	0.88%	16.35%	to	15.71%
2011	0.95%	to	1.50%	34,406	16.83	to	15.95	570,488	0.73%	-3.47%	to	-4.00%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2015	0.95%	to	2.15%	98,080	25.05	to	21.20	2,383,700	0.84%	-3.70%	to	-4.86%
2014	0.95%	to	2.15%	112,584	26.01	to	22.29	2,846,260	0.84%	8.14%	to	6.83%
2013	0.95%	to	2.15%	133,184	24.05	to	20.86	3,125,081	0.90%	31.55%	to	29.95%
2012	0.95%	to	2.15%	159,612	18.28	to	16.05	2,859,404	0.84%	16.16%	to	14.75%
2011	0.95%	to	2.15%	194,704	15.74	to	13.99	3,006,554	0.63%	-3.60%	to	-4.77%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Money Market Fund - Class I (SAM)
2015	0.95%	to	1.80%	1,436,234	$10.31	to	$9.15	$14,573,686	0.00%	-0.95%	to	-1.80%
2014	0.95%	to	1.80%	1,641,047	10.41	to	9.31	16,844,106	0.00%	-0.95%	to	-1.80%
2013	0.95%	to	2.00%	1,965,186	10.51	to	9.26	20,375,429	0.00%	-0.95%	to	-2.00%
2012	0.95%	to	2.10%	2,162,305	10.61	to	9.34	22,651,527	0.00%	-0.95%	to	-2.11%
2011	0.95%	to	2.10%	1,866,040	10.71	to	9.54	19,730,598	0.00%	-0.95%	to	-2.09%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	1.10%	to	1.40%	1,779	10.80	to	10.55	19,151	0.13%	-1.75%	to	-2.05%
2014	1.10%	to	1.40%	1,847	10.99	to	10.77	20,231	2.50%	-2.44%	to	-2.73%
2013	0.95%	to	1.40%	5,153	11.36	to	11.07	58,252	1.14%	19.93%	to	19.38%
2012	0.95%	to	1.40%	1,979	9.47	to	9.27	18,659	0.52%	14.42%	to	13.90%
2011	0.95%	to	1.40%	913	8.28	to	8.14	7,475	0.74%	-10.48%	to	-10.89%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015			1.10%	3,256			8.48	27,618	1.23%			-6.16%
2014			1.10%	3,305			9.04	29,874	1.88%			-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.95%	to	1.55%	44,599	8.47	to	8.38	376,954	0.95%	-6.24%	to	-6.81%
2014	0.95%	to	1.55%	53,643	9.03	to	8.99	483,983	1.93%	-9.68%	to	-10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.95%	to	1.15%	3,379	15.14	to	14.90	50,650	0.25%	2.15%	to	1.94%
2014	1.10%	to	1.15%	2,809	14.67	to	14.62	41,161	0.23%	8.94%	to	8.88%
2013	1.10%	to	1.15%	3,341	13.47	to	13.43	44,975	0.59%	32.94%	to	32.87%
2012	1.00%	to	1.10%	1,938	10.18	to	10.13	19,625	0.18%	14.98%	to	14.86%
2011	1.10%	to	1.25%	3,526	8.82	to	8.77	31,051	0.00%	-4.29%	to	-4.44%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.95%	to	1.80%	198,968	13.45	to	12.59	2,634,015	0.94%	-4.35%	to	-5.17%
2014	0.95%	to	1.80%	230,538	14.07	to	13.28	3,196,940	0.99%	9.20%	to	8.26%
2013	0.95%	to	1.80%	286,062	12.88	to	12.27	3,637,106	1.14%	33.74%	to	32.60%
2012	0.95%	to	1.80%	308,304	9.63	to	9.25	2,938,288	1.05%	16.47%	to	15.47%
2011	0.95%	to	1.80%	377,522	8.27	to	8.01	3,095,040	0.79%	-6.98%	to	-7.78%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.95%	to	1.35%	4,371	14.66	to	14.21	63,578	0.00%	-1.29%	to	-1.69%
2014	0.95%	to	1.25%	2,793	14.85	to	14.55	41,193	0.00%	2.73%	to	2.42%
2013	0.95%	to	1.55%	6,268	14.45	to	13.96	88,642	0.00%	37.29%	to	36.46%
2012	0.95%	to	1.55%	13,885	10.53	to	10.23	144,685	0.00%	13.55%	to	12.86%
2011	0.95%	to	1.25%	12,359	9.27	to	9.17	114,223	0.00%	-5.36%	to	-5.64%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.95%	to	1.40%	8,836	17.18	to	16.59	150,490	0.80%	-3.81%	to	-4.25%
2014	0.95%	to	1.40%	17,459	17.86	to	17.32	309,102	1.69%	15.91%	to	15.38%
2013	0.95%	to	1.40%	13,100	15.41	to	15.01	200,241	1.37%	34.39%	to	33.78%
2012	0.95%	to	1.40%	12,485	11.46	to	11.22	142,112	1.10%	15.24%	to	14.71%
2011	0.95%	to	1.40%	14,918	9.95	to	9.78	147,624	0.79%	-3.25%	to	-3.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.95%	to	2.15%	45,215	16.53	to	13.96	720,817	0.00%	-0.43%	to	-1.63%
2014	0.95%	to	2.15%	46,424	16.60	to	14.19	746,370	0.00%	1.56%	to	0.33%
2013	0.95%	to	2.15%	56,748	16.35	to	14.14	901,613	0.00%	42.58%	to	40.86%
2012	0.95%	to	2.15%	73,482	11.47	to	10.04	824,897	0.00%	12.02%	to	10.66%
2011	0.95%	to	2.15%	97,338	10.24	to	9.07	978,689	0.00%	-1.80%	to	-2.99%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.95%	to	1.10%	3,300	24.60	to	24.10	79,764	0.70%	-6.92%	to	-7.06%
2014	0.95%	to	1.10%	3,374	26.42	to	25.92	87,739	0.53%	6.01%	to	5.84%
2013	0.95%	to	1.10%	4,524	24.93	to	24.49	111,074	0.92%	39.07%	to	38.86%
2012	0.95%	to	1.20%	3,962	17.92	to	17.45	70,137	0.57%	19.30%	to	19.00%
2011	0.95%	to	1.20%	7,164	15.02	to	14.67	106,345	0.45%	-5.97%	to	-6.21%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.95%	to	1.80%	41,521	22.11	to	19.65	885,594	0.43%	-7.18%	to	-7.98%
2014	0.95%	to	1.80%	50,506	23.82	to	21.36	1,166,164	0.30%	5.75%	to	4.84%
2013	0.95%	to	1.80%	58,522	22.53	to	20.37	1,282,510	0.62%	38.69%	to	37.50%
2012	0.95%	to	1.80%	72,656	16.24	to	14.82	1,151,046	0.50%	19.16%	to	18.13%
2011	0.95%	to	1.80%	99,821	13.63	to	12.54	1,330,620	0.34%	-6.35%	to	-7.15%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.95%	to	1.50%	11,517	24.95	to	23.14	283,775	0.38%	-2.57%	to	-3.11%
2014	0.95%	to	1.50%	11,568	25.61	to	23.88	292,855	0.16%	-0.14%	to	-0.70%
2013	0.95%	to	1.50%	13,077	25.65	to	24.05	331,302	0.15%	39.57%	to	38.79%
2012	0.95%	to	1.50%	22,240	18.38	to	17.33	403,394	0.15%	14.40%	to	13.77%
2011	0.95%	to	1.50%	25,567	16.06	to	15.23	405,943	0.54%	-6.45%	to	-6.97%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.95%	to	1.95%	46,149	$24.78	to	$21.53	$1,108,778	0.14%	-2.83%	to	-3.81%
2014	0.95%	to	1.95%	51,709	25.51	to	22.38	1,282,414	0.00%	-0.40%	to	-1.41%
2013	0.95%	to	2.00%	69,761	25.61	to	22.56	1,733,408	0.13%	39.22%	to	37.74%
2012	0.95%	to	2.00%	87,173	18.39	to	16.38	1,562,364	0.00%	14.13%	to	12.92%
2011	0.95%	to	2.00%	103,697	16.12	to	14.51	1,628,177	0.48%	-6.70%	to	-7.68%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.95%	to	1.55%	13,668	10.66	to	10.17	144,982	1.69%	-1.29%	to	-1.89%
2014	0.95%	to	1.55%	16,278	10.80	to	10.37	174,287	0.75%	-0.46%	to	-1.06%
2013	0.95%	to	1.55%	26,766	10.85	to	10.48	288,374	1.19%	-0.85%	to	-1.45%
2012	0.95%	to	1.55%	23,857	10.94	to	10.63	259,530	1.22%	2.54%	to	1.91%
2011	0.95%	to	1.55%	30,298	10.67	to	10.43	321,544	1.49%	0.34%	to	-0.27%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.95%	to	1.50%	2,039,713	24.18	to	23.30	47,936,140	0.62%	4.09%	to	3.52%
2014	0.95%	to	1.50%	2,244,672	23.23	to	22.51	50,895,526	0.70%	7.77%	to	7.17%
2013	0.95%	to	1.50%	2,543,792	21.56	to	21.00	53,753,200	0.77%	35.40%	to	34.65%
2012	0.95%	to	1.50%	2,940,828	15.92	to	15.60	46,090,841	0.67%	17.56%	to	16.90%
2011	0.95%	to	1.50%	3,585,150	13.54	to	13.34	48,005,287	0.66%	-3.16%	to	-3.70%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	0.95%	to	2.15%	1,539,791	23.77	to	21.92	36,338,536	0.37%	3.83%	to	2.57%
2014	0.95%	to	2.15%	1,750,475	22.90	to	21.37	39,830,519	0.45%	7.53%	to	6.23%
2013	0.95%	to	2.15%	1,981,457	21.29	to	20.12	41,961,399	0.51%	34.99%	to	33.36%
2012	0.95%	to	2.15%	2,393,758	15.77	to	15.09	37,602,034	0.43%	17.29%	to	15.87%
2011	0.95%	to	2.15%	2,880,060	13.45	to	13.02	38,612,912	0.41%	-3.42%	to	-4.59%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.10%	to	1.25%	614	14.29	to	14.15	8,726	0.88%	-4.96%	to	-5.10%
2014	0.95%	to	1.35%	2,541	15.17	to	14.82	38,447	2.62%	-9.02%	to	-9.39%
2013	0.95%	to	1.40%	6,203	16.67	to	16.32	103,063	2.10%	18.95%	to	18.41%
2012	0.95%	to	1.40%	2,457	14.01	to	13.78	34,230	2.82%	18.43%	to	17.89%
2011	0.95%	to	1.40%	3,812	11.83	to	11.69	44,939	2.44%	-13.26%	to	-13.65%
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.95%	to	1.80%	89,488	13.56	to	12.69	1,198,966	2.23%	-6.56%	to	-7.36%
2014	0.95%	to	1.80%	113,421	14.51	to	13.70	1,627,083	2.88%	27.38%	to	26.29%
2013	0.95%	to	1.80%	109,194	11.39	to	10.85	1,232,835	1.18%	1.72%	to	0.85%
2012	0.95%	to	1.80%	135,620	11.20	to	10.76	1,507,897	0.78%	14.48%	to	13.50%
2011	0.95%	to	1.80%	164,658	9.78	to	9.48	1,601,293	0.59%	5.13%	to	4.23%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	0.95%	to	2.15%	99,036	20.07	to	16.95	1,922,312	1.15%	0.46%	to	-0.75%
2014	0.95%	to	2.15%	121,141	19.98	to	17.08	2,352,952	1.09%	8.25%	to	6.94%
2013	0.95%	to	2.15%	140,316	18.45	to	15.97	2,525,814	1.14%	33.31%	to	31.70%
2012	0.95%	to	2.15%	159,612	13.84	to	12.12	2,159,417	1.32%	16.13%	to	14.72%
2011	0.95%	to	2.15%	191,364	11.92	to	10.57	2,234,144	1.06%	5.06%	to	3.79%
VPS International Value Portfolio - Class B (ALVIVB)
2015	0.95%	to	2.15%	21,773	17.63	to	14.89	365,506	2.18%	1.43%	to	0.20%
2014	0.95%	to	2.15%	24,981	17.38	to	14.86	415,279	3.28%	-7.35%	to	-8.47%
2013	0.95%	to	2.15%	27,261	18.76	to	16.23	491,128	5.53%	21.56%	to	20.09%
2012	0.95%	to	2.15%	35,750	15.43	to	13.52	533,162	1.35%	13.11%	to	11.73%
2011	0.95%	to	2.15%	41,255	13.64	to	12.10	546,682	3.39%	-20.20%	to	-21.17%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2015	0.95%	to	1.65%	43,631	20.04	to	18.17	845,072	0.00%	9.80%	to	9.03%
2014	0.95%	to	1.65%	45,639	18.25	to	16.66	807,611	0.00%	12.76%	to	11.96%
2013	0.95%	to	1.65%	56,707	16.19	to	14.88	894,674	0.00%	35.70%	to	34.74%
2012	0.95%	to	1.75%	67,993	11.93	to	10.92	794,962	0.03%	15.59%	to	14.66%
2011	0.95%	to	1.75%	86,429	10.32	to	9.53	876,226	0.09%	-4.67%	to	-5.43%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.95%	to	2.15%	101,663	29.53	to	24.93	2,906,247	0.52%	-6.59%	to	-7.72%
2014	0.95%	to	2.15%	112,116	31.61	to	27.02	3,439,433	0.46%	7.91%	to	6.60%
2013	0.95%	to	2.15%	137,549	29.30	to	25.35	3,921,951	0.42%	36.33%	to	34.68%
2012	0.95%	to	2.15%	152,995	21.49	to	18.82	3,211,062	0.29%	17.34%	to	15.92%
2011	0.95%	to	2.15%	172,111	18.31	to	16.24	3,084,517	0.25%	-9.49%	to	-10.58%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2015	0.95%	to	1.15%	7,670	10.54	to	10.50	80,714	0.59%	-3.44%	to	-3.64%
2014	0.95%	to	1.40%	11,061	10.92	to	10.88	120,416	0.00%	9.15%	to	8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.95%	to	1.35%	9,079	27.13	to	25.68	241,717	0.77%	-3.26%	to	-3.65%
2014	0.95%	to	1.35%	10,279	28.05	to	26.65	283,037	0.62%	4.12%	to	3.70%
2013	0.95%	to	1.35%	12,180	26.93	to	25.70	322,948	1.23%	39.38%	to	38.82%
2012	0.95%	to	1.35%	15,639	19.32	to	18.52	297,485	0.50%	14.64%	to	14.18%
2011	0.95%	to	1.35%	25,279	16.86	to	16.22	420,530	0.62%	-0.39%	to	-0.79%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	0.95%	to	1.65%	54,483	$12.40	to	$11.25	$661,836	1.56%	-7.32%	to	-7.98%
2014	0.95%	to	1.70%	60,860	13.38	to	12.15	799,335	1.76%	-2.27%	to	-3.01%
2013	0.95%	to	1.70%	76,109	13.69	to	12.53	1,023,056	0.76%	15.01%	to	14.14%
2012	0.95%	to	1.80%	93,020	11.90	to	10.86	1,087,947	0.25%	8.98%	to	8.04%
2011	0.95%	to	1.80%	109,751	10.92	to	10.05	1,178,941	0.50%	-6.40%	to	-7.21%
High Income Bond Fund II - Service Shares (FHIBS)
2015	0.95%	to	1.80%	105,531	22.64	to	20.09	2,316,720	5.75%	-3.65%	to	-4.47%
2014	0.95%	to	1.80%	125,472	23.50	to	21.03	2,857,006	5.89%	1.45%	to	0.58%
2013	0.95%	to	1.80%	153,786	23.16	to	20.91	3,465,339	6.92%	5.72%	to	4.81%
2012	0.95%	to	1.80%	200,341	21.91	to	19.95	4,291,225	7.35%	13.22%	to	12.24%
2011	0.95%	to	1.80%	251,671	19.35	to	17.78	4,763,021	9.01%	3.93%	to	3.04%
Kaufmann Fund II - Primary Shares (FVK2)
2015	0.95%	to	1.50%	7,514	18.01	to	17.44	133,955	0.00%	5.36%	to	4.78%
2014	0.95%	to	1.50%	8,819	17.10	to	16.64	149,535	0.00%	8.67%	to	8.07%
2013	0.95%	to	1.50%	12,279	15.73	to	15.40	191,594	0.00%	38.79%	to	38.02%
2012	0.95%	to	1.50%	16,007	11.33	to	11.16	180,401	0.00%	16.17%	to	15.53%
2011	0.95%	to	1.50%	32,109	9.76	to	9.66	312,341	1.04%	-14.11%	to	-14.58%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.95%	to	1.55%	93,418	16.06	to	14.79	1,469,009	3.92%	-1.19%	to	-1.79%
2014	0.95%	to	1.55%	98,605	16.26	to	15.06	1,570,990	3.89%	2.81%	to	2.18%
2013	0.95%	to	1.55%	117,441	15.81	to	14.74	1,822,405	4.34%	0.08%	to	-0.53%
2012	0.95%	to	1.55%	134,422	15.80	to	14.82	2,091,411	4.20%	8.68%	to	8.02%
2011	0.95%	to	1.55%	148,536	14.54	to	13.72	2,131,367	5.40%	1.30%	to	0.69%
Quality Bond Fund II - Service Shares (FQBS)
2015	0.95%	to	1.85%	207,106	15.71	to	13.87	3,171,400	3.59%	-1.39%	to	-2.28%
2014	0.95%	to	1.85%	238,549	15.93	to	14.19	3,714,240	3.60%	2.53%	to	1.60%
2013	0.95%	to	1.85%	268,308	15.54	to	13.97	4,082,542	4.13%	-0.21%	to	-1.11%
2012	0.95%	to	1.85%	354,638	15.57	to	14.12	5,411,479	3.86%	8.40%	to	7.42%
2011	0.95%	to	1.85%	421,885	14.36	to	13.15	5,960,233	5.15%	1.02%	to	0.11%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.30%	to	1.50%	348,971	25.17	to	20.46	8,556,669	3.07%	-5.21%	to	-5.41%
2014	1.30%	to	1.50%	394,042	26.56	to	21.63	10,200,435	2.67%	7.30%	to	7.09%
2013	1.30%	to	1.50%	463,618	24.75	to	20.20	11,199,880	2.48%	26.48%	to	26.23%
2012	1.30%	to	1.50%	507,520	19.57	to	16.00	9,705,262	2.96%	15.78%	to	15.54%
2011	1.30%	to	1.50%	602,683	16.90	to	13.85	9,962,584	2.37%	-0.34%	to	-0.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	0.95%	to	1.85%	74,615	22.34	to	19.72	1,622,751	0.86%	-4.11%	to	-4.98%
2014	0.95%	to	1.95%	79,068	23.30	to	20.49	1,796,335	0.74%	5.50%	to	4.44%
2013	0.95%	to	1.95%	92,206	22.08	to	19.62	1,983,994	0.68%	28.95%	to	27.65%
2012	0.95%	to	1.95%	99,887	17.12	to	15.37	1,671,735	0.35%	25.85%	to	24.58%
2011	0.95%	to	1.95%	121,353	13.61	to	12.34	1,619,389	0.65%	-9.90%	to	-10.81%
High Income Portfolio - Initial Class (FHIP)
2015	1.30%	to	1.50%	377,558	16.98	to	13.96	6,238,394	6.48%	-4.88%	to	-5.07%
2014	1.30%	to	1.50%	375,714	17.85	to	14.71	6,558,477	5.35%	-0.16%	to	-0.36%
2013	1.30%	to	1.50%	450,266	17.88	to	14.76	7,879,608	5.49%	4.57%	to	4.36%
2012	1.30%	to	1.50%	527,758	17.10	to	14.14	8,839,262	5.51%	12.74%	to	12.51%
2011	1.30%	to	1.50%	614,623	15.17	to	12.57	9,133,391	6.36%	2.68%	to	2.47%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2015	1.30%	to	1.50%	60,464	21.12	to	17.45	1,255,453	1.22%	-1.22%	to	-1.42%
2014	1.30%	to	1.50%	61,021	21.38	to	17.70	1,283,763	0.96%	4.50%	to	4.29%
2013	1.30%	to	1.50%	80,193	20.46	to	16.97	1,616,561	1.04%	20.82%	to	20.58%
2012	1.30%	to	1.50%	83,931	16.94	to	14.07	1,401,654	1.25%	13.95%	to	13.72%
2011	1.30%	to	1.50%	105,897	14.86	to	12.38	1,552,401	1.53%	-7.39%	to	-7.57%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2015	0.95%	to	1.40%	35,452	17.92	to	14.02	622,119	1.05%	-0.98%	to	-1.43%
2014	0.95%	to	1.40%	41,502	18.09	to	14.22	737,526	0.94%	4.75%	to	4.27%
2013	0.95%	to	1.40%	48,850	17.27	to	13.64	831,160	0.61%	21.18%	to	20.63%
2012	0.95%	to	1.40%	84,963	14.26	to	11.31	1,197,887	1.28%	14.24%	to	13.72%
2011	0.95%	to	1.40%	99,796	12.48	to	9.94	1,232,632	1.43%	-7.15%	to	-7.57%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2015	0.95%	to	1.60%	29,199	13.64	to	12.30	395,258	0.94%	-1.13%	to	-1.78%
2014	0.95%	to	1.60%	30,869	13.80	to	12.53	422,830	0.76%	4.55%	to	3.86%
2013	0.95%	to	1.60%	32,797	13.20	to	12.06	429,903	0.72%	20.93%	to	20.14%
2012	0.95%	to	1.60%	35,856	10.91	to	10.04	388,261	1.02%	14.02%	to	13.27%
2011	0.95%	to	1.60%	43,368	9.57	to	8.86	411,986	1.23%	-7.35%	to	-7.95%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	1.30%	to	1.45%	98,691	$22.47	to	$19.14	$2,174,725	1.51%	-1.16%	to	-1.31%
2014	1.30%	to	1.45%	107,603	22.73	to	19.39	2,400,782	1.41%	4.46%	to	4.30%
2013	1.30%	to	1.50%	126,599	21.76	to	18.44	2,704,863	1.58%	14.20%	to	13.97%
2012	1.30%	to	1.50%	135,505	19.05	to	16.18	2,537,371	1.58%	11.02%	to	10.79%
2011	1.30%	to	1.50%	130,380	17.16	to	14.60	2,201,510	1.84%	-3.82%	to	-4.02%
VIP Asset Manager Portfolio - Service Class (FAMS)
2015	0.95%	to	1.05%	76,295	19.61	to	19.26	1,484,154	1.46%	-0.92%	to	-1.02%
2014	0.95%	to	1.05%	80,520	19.79	to	19.46	1,581,897	1.38%	4.68%	to	4.58%
2013	0.95%	to	1.05%	85,967	18.91	to	18.61	1,614,359	1.39%	14.43%	to	14.32%
2012	0.95%	to	1.05%	100,275	16.52	to	16.28	1,647,064	1.31%	11.36%	to	11.24%
2011	0.95%	to	1.05%	129,981	14.84	to	14.63	1,917,959	1.94%	-3.61%	to	-3.71%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2015	0.95%	to	1.45%	47,172	15.68	to	14.49	731,165	1.36%	-1.01%	to	-1.51%
2014	0.95%	to	1.45%	49,100	15.84	to	14.71	769,485	1.10%	4.54%	to	4.01%
2013	0.95%	to	1.60%	69,032	15.15	to	13.85	1,030,063	1.36%	14.24%	to	13.49%
2012	0.95%	to	1.60%	79,530	13.27	to	12.20	1,041,036	1.22%	11.17%	to	10.44%
2011	0.95%	to	1.60%	92,437	11.93	to	11.05	1,088,362	1.74%	-3.74%	to	-4.37%
VIP Balanced Portfolio - Initial Class (FBP)
2015	1.30%	to	1.50%	385,859	31.30	to	21.06	11,727,201	1.48%	-0.72%	to	-0.92%
2014	1.30%	to	1.50%	434,666	31.53	to	21.25	13,321,733	1.44%	8.83%	to	8.61%
2013	1.30%	to	1.50%	485,796	28.97	to	19.57	13,696,223	1.46%	18.10%	to	17.86%
2012	1.30%	to	1.50%	577,514	24.53	to	16.60	13,811,869	1.62%	13.57%	to	13.34%
2011	1.30%	to	1.50%	680,538	21.60	to	14.65	14,341,563	1.50%	-4.87%	to	-5.06%
VIP Balanced Portfolio - Service Class (FBS)
2015	0.95%	to	1.10%	105,527	21.63	to	17.59	2,264,268	1.41%	-0.45%	to	-0.60%
2014	0.95%	to	1.10%	118,246	21.73	to	17.70	2,550,206	1.24%	9.05%	to	8.88%
2013	0.95%	to	1.10%	148,915	19.93	to	16.02	2,946,940	1.31%	18.36%	to	18.07%
2012	0.95%	to	1.20%	189,018	16.84	to	13.57	3,161,426	1.40%	13.86%	to	13.57%
2011	0.95%	to	1.20%	243,043	14.79	to	11.94	3,570,124	1.38%	-4.69%	to	-4.93%
VIP Balanced Portfolio - Service Class 2 (FB2)
2015	0.95%	to	1.60%	87,296	18.33	to	16.54	1,565,042	1.32%	-0.59%	to	-1.25%
2014	0.95%	to	1.60%	93,094	18.44	to	16.74	1,681,483	1.25%	8.97%	to	8.26%
2013	0.95%	to	1.60%	105,170	16.92	to	15.47	1,743,204	1.22%	18.15%	to	17.37%
2012	0.95%	to	1.60%	131,625	14.32	to	13.18	1,850,114	1.44%	13.73%	to	12.98%
2011	0.95%	to	1.60%	147,701	12.59	to	11.66	1,829,491	1.24%	-4.74%	to	-5.36%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2015	0.95%	to	2.00%	110,200	15.98	to	13.59	1,669,184	0.59%	0.06%	to	-1.00%
2014	0.95%	to	2.00%	116,427	15.97	to	13.72	1,770,182	0.21%	9.61%	to	8.45%
2013	0.95%	to	1.60%	104,643	14.57	to	13.36	1,496,792	0.13%	36.94%	to	36.04%
2012	0.95%	to	1.70%	99,254	10.64	to	9.70	1,038,939	0.49%	21.08%	to	20.17%
2011	0.95%	to	1.70%	104,431	8.79	to	8.07	903,412	0.00%	-3.69%	to	-4.42%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2015	0.95%	to	1.20%	12,070	16.37	to	15.75	197,184	0.72%	0.20%	to	-0.06%
2014	0.95%	to	1.20%	13,050	16.34	to	15.76	212,854	0.39%	9.83%	to	9.55%
2013	0.95%	to	1.20%	14,667	14.88	to	14.39	217,744	0.27%	37.08%	to	36.73%
2012	0.95%	to	1.20%	15,873	10.85	to	10.52	172,030	0.71%	21.44%	to	21.13%
2011	0.95%	to	1.20%	15,677	8.94	to	8.69	139,999	0.15%	-3.61%	to	-3.85%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.95%	to	1.50%	373,340	20.94	to	15.77	7,446,632	3.02%	-5.00%	to	-5.53%
2014	0.95%	to	1.50%	402,616	22.04	to	16.69	8,468,034	2.64%	7.61%	to	7.02%
2013	0.95%	to	1.50%	462,833	20.48	to	17.43	9,043,001	2.33%	26.80%	to	26.14%
2012	0.95%	to	1.50%	527,563	16.15	to	12.37	8,131,818	2.85%	16.07%	to	15.43%
2011	0.95%	to	1.50%	626,632	13.92	to	10.72	8,344,579	2.26%	-0.10%	to	-0.65%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.95%	to	2.15%	530,119	18.32	to	15.14	9,431,738	2.86%	-5.15%	to	-6.30%
2014	0.95%	to	2.15%	594,958	19.32	to	16.16	11,187,217	2.54%	7.45%	to	6.15%
2013	0.95%	to	2.15%	683,462	17.98	to	15.22	11,964,997	2.15%	26.61%	to	25.08%
2012	0.95%	to	2.15%	843,754	14.20	to	12.17	11,691,740	2.76%	15.94%	to	14.53%
2011	0.95%	to	2.15%	1,021,229	12.25	to	10.62	12,236,840	2.07%	-0.30%	to	-1.50%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2015	1.30%	to	1.50%	178,970	26.83	to	21.77	4,685,831	2.03%	-3.54%	to	-3.74%
2014	1.30%	to	1.50%	203,647	27.81	to	22.61	5,530,484	1.67%	9.04%	to	8.81%
2013	1.30%	to	1.50%	238,479	25.51	to	20.78	5,947,450	1.89%	31.83%	to	31.56%
2012	1.30%	to	1.50%	263,647	19.35	to	15.79	4,988,925	2.11%	17.02%	to	16.78%
2011	1.30%	to	1.50%	318,592	16.53	to	13.52	5,146,659	1.71%	0.29%	to	0.09%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Growth & Income Portfolio - Service Class (FGIS)
2015	0.95%	to	1.30%	238,203	$21.96	to	$15.57	$5,183,939	1.90%	-3.28%	to	-3.62%
2014	0.95%	to	1.30%	285,159	22.70	to	16.16	6,419,300	1.50%	9.34%	to	8.95%
2013	0.95%	to	1.30%	353,069	20.76	to	14.83	7,269,011	1.72%	32.19%	to	31.73%
2012	0.95%	to	1.30%	406,285	15.71	to	11.26	6,332,862	2.12%	17.27%	to	16.86%
2011	0.95%	to	1.30%	474,746	13.39	to	9.63	6,309,986	1.62%	0.61%	to	0.26%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2015	0.95%	to	2.15%	214,214	16.50	to	13.63	3,449,325	1.82%	-3.46%	to	-4.63%
2014	0.95%	to	2.15%	243,776	17.10	to	14.30	4,071,965	1.55%	9.18%	to	7.86%
2013	0.95%	to	2.15%	262,797	15.66	to	13.26	4,028,145	1.58%	31.98%	to	30.39%
2012	0.95%	to	2.15%	318,589	11.86	to	10.17	3,707,914	1.93%	17.12%	to	15.70%
2011	0.95%	to	2.15%	369,941	10.13	to	8.79	3,685,991	1.46%	0.40%	to	-0.82%
VIP Growth Portfolio - Initial Class (FGP)
2015	1.30%	to	1.50%	337,965	27.97	to	23.26	9,198,505	0.25%	5.78%	to	5.57%
2014	1.30%	to	1.50%	394,918	26.44	to	22.03	10,177,287	0.18%	9.85%	to	9.63%
2013	1.30%	to	1.50%	462,031	24.07	to	20.10	10,844,483	0.28%	34.56%	to	34.29%
2012	1.30%	to	1.50%	526,541	17.89	to	14.97	9,198,366	0.55%	13.19%	to	12.97%
2011	1.30%	to	1.50%	657,852	15.80	to	13.25	10,133,503	0.35%	-1.10%	to	-1.30%
VIP Growth Portfolio - Service Class (FGS)
2015	0.95%	to	1.65%	367,969	24.20	to	14.76	8,766,451	0.16%	6.04%	to	5.29%
2014	0.95%	to	1.65%	411,021	22.83	to	14.02	9,222,102	0.09%	10.13%	to	9.35%
2013	0.95%	to	1.65%	492,685	20.73	to	12.82	10,047,914	0.17%	34.91%	to	33.96%
2012	0.95%	to	1.65%	659,289	15.36	to	9.57	9,991,339	0.48%	13.45%	to	12.65%
2011	0.95%	to	1.65%	758,980	13.54	to	8.50	10,126,520	0.25%	-0.81%	to	-1.51%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.95%	to	1.85%	581,589	12.62	to	10.94	7,180,110	0.03%	5.89%	to	4.93%
2014	0.95%	to	1.85%	654,436	11.92	to	10.43	7,636,791	0.00%	9.96%	to	8.96%
2013	0.95%	to	1.85%	740,866	10.84	to	9.57	7,873,933	0.04%	34.71%	to	33.49%
2012	0.95%	to	1.85%	863,598	8.05	to	7.17	6,823,232	0.33%	13.31%	to	12.28%
2011	0.95%	to	1.85%	1,054,013	7.10	to	6.38	7,361,637	0.12%	-0.98%	to	-1.88%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.95%	to	1.50%	210,183	14.58	to	13.09	3,039,847	6.50%	-4.67%	to	-5.20%
2014	0.95%	to	1.50%	208,487	15.30	to	13.81	3,163,495	5.30%	0.11%	to	-0.44%
2013	0.95%	to	1.50%	248,409	15.28	to	13.87	3,766,338	5.58%	4.87%	to	4.29%
2012	0.95%	to	1.50%	277,431	14.57	to	13.30	4,013,990	5.40%	13.11%	to	12.48%
2011	0.95%	to	1.50%	334,346	12.88	to	11.83	4,280,118	6.32%	2.94%	to	2.37%
VIP High Income Portfolio - Service Class 2 (FHI2)
2015	0.95%	to	1.85%	173,658	15.16	to	13.14	2,566,990	6.75%	-4.78%	to	-5.64%
2014	0.95%	to	1.85%	142,253	15.92	to	13.92	2,220,154	5.43%	-0.05%	to	-0.96%
2013	0.95%	to	1.80%	156,682	15.93	to	14.06	2,448,959	5.15%	4.69%	to	3.74%
2012	0.95%	to	1.85%	200,151	15.21	to	13.55	2,995,920	5.27%	12.89%	to	11.86%
2011	0.95%	to	1.85%	251,674	13.48	to	12.12	3,339,952	6.09%	2.73%	to	1.80%
VIP Index 500 Portfolio - Initial Class (FIP)
2015	0.95%	to	1.70%	822,977	23.26	to	15.26	20,123,483	1.93%	0.37%	to	-0.39%
2014	0.95%	to	1.70%	908,022	23.17	to	15.32	22,232,469	1.58%	12.49%	to	11.64%
2013	0.95%	to	1.70%	1,013,678	20.60	to	13.72	22,128,351	1.79%	30.99%	to	30.00%
2012	0.95%	to	1.70%	1,216,495	15.72	to	10.56	20,132,649	1.96%	14.81%	to	13.94%
2011	0.95%	to	1.70%	1,489,798	13.70	to	9.26	21,473,723	1.89%	1.07%	to	0.31%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2015	0.95%	to	1.70%	476,871	20.75	to	17.14	9,816,897	2.51%	-1.54%	to	-2.29%
2014	0.95%	to	1.70%	523,278	21.08	to	17.54	10,971,259	2.05%	4.82%	to	4.03%
2013	0.95%	to	1.70%	614,258	20.11	to	16.86	12,322,556	2.14%	-2.71%	to	-3.45%
2012	0.95%	to	1.70%	777,377	20.67	to	17.47	16,103,165	2.37%	4.89%	to	4.09%
2011	0.95%	to	1.70%	878,584	19.70	to	16.78	17,381,579	3.05%	6.32%	to	5.51%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2015			1.30%	40,027			59.12	2,366,202	0.49%			-2.67%
2014			1.30%	44,778			60.74	2,719,839	0.26%			4.90%
2013			1.30%	51,528			57.90	2,983,504	0.51%			34.46%
2012			1.30%	59,838			43.06	2,576,666	0.61%			13.34%
2011			1.30%	71,033			37.99	2,698,839	0.25%			-11.77%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.95%	to	1.85%	99,430	61.71	to	48.92	6,084,894	0.39%	-2.44%	to	-3.32%
2014	0.95%	to	1.85%	110,806	63.26	to	50.61	6,952,474	0.16%	5.19%	to	4.23%
2013	0.95%	to	1.85%	122,757	60.14	to	48.55	7,326,939	0.42%	34.77%	to	33.55%
2012	0.95%	to	1.85%	133,044	44.62	to	36.36	5,894,994	0.50%	13.66%	to	12.62%
2011	0.95%	to	1.85%	156,767	39.26	to	32.28	6,100,499	0.13%	-11.56%	to	-12.37%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	0.95%	to	2.15%	389,521	$34.83	to	$28.77	$13,256,251	0.25%	-2.56%	to	-3.74%
2014	0.95%	to	2.15%	406,269	35.74	to	29.89	14,218,753	0.02%	5.02%	to	3.75%
2013	0.95%	to	2.15%	466,088	34.03	to	28.81	15,517,857	0.25%	34.58%	to	32.95%
2012	0.95%	to	2.15%	581,491	25.29	to	21.67	14,419,390	0.37%	13.47%	to	12.09%
2011	0.95%	to	2.15%	692,031	22.29	to	19.33	15,143,526	0.02%	-11.70%	to	-12.77%
VIP Money Market Portfolio - Initial Class (FMMP)
2015	0.95%	to	1.50%	365,560	12.71	to	11.61	4,519,603	0.03%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	402,886	12.83	to	11.79	5,042,132	0.01%	-0.94%	to	-1.49%
2013	0.95%	to	1.50%	500,583	12.95	to	11.97	6,363,170	0.03%	-0.92%	to	-1.47%
2012	0.95%	to	1.50%	727,068	13.09	to	12.15	9,361,044	0.14%	-0.82%	to	-1.37%
2011	0.95%	to	1.50%	832,065	13.18	to	12.31	10,812,880	0.11%	-0.84%	to	-1.39%
VIP Overseas Portfolio - Initial Class (FOP)
2015	1.30%	to	1.50%	353,433	20.09	to	16.54	6,969,968	1.32%	2.28%	to	2.07%
2014	1.30%	to	1.50%	390,733	19.64	to	16.21	7,538,148	1.28%	-9.27%	to	-9.46%
2013	1.30%	to	1.50%	436,028	21.65	to	17.90	9,283,388	1.37%	28.74%	to	28.48%
2012	1.30%	to	1.50%	483,992	16.82	to	13.93	8,008,247	1.91%	19.17%	to	18.93%
2011	1.30%	to	1.50%	559,611	14.11	to	11.72	7,775,840	1.30%	-18.24%	to	-18.41%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.95%	to	1.45%	105,016	17.23	to	13.91	1,763,779	1.30%	2.51%	to	1.99%
2014	0.95%	to	1.45%	96,139	16.81	to	13.64	1,597,059	1.18%	-9.03%	to	-9.49%
2013	0.95%	to	1.45%	109,793	18.48	to	15.07	2,006,235	0.96%	29.14%	to	28.49%
2012	0.95%	to	1.45%	176,981	14.31	to	11.73	2,509,224	1.77%	19.39%	to	18.79%
2011	0.95%	to	1.45%	215,256	11.98	to	9.88	2,559,186	1.20%	-18.01%	to	-18.43%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.95%	to	2.15%	220,079	11.86	to	9.80	2,541,116	1.26%	2.32%	to	1.08%
2014	0.95%	to	2.15%	131,974	11.59	to	9.70	1,500,228	1.06%	-9.17%	to	-10.27%
2013	0.95%	to	2.15%	145,485	12.77	to	10.81	1,824,186	1.08%	28.93%	to	27.37%
2012	0.95%	to	2.15%	164,635	9.90	to	8.48	1,603,863	1.62%	19.23%	to	17.78%
2011	0.95%	to	2.15%	205,125	8.30	to	7.20	1,680,184	1.08%	-18.12%	to	-19.12%
VIP Value Portfolio - Service Class 2 (FV2)
2015	0.95%	to	1.75%	19,083	19.26	to	17.11	358,882	1.02%	-1.91%	to	-2.71%
2014	0.95%	to	1.75%	23,065	19.64	to	17.59	443,199	1.10%	10.05%	to	9.16%
2013	0.95%	to	1.75%	24,971	17.84	to	16.11	437,036	0.90%	30.93%	to	29.87%
2012	0.95%	to	1.75%	26,786	13.63	to	12.41	359,102	1.36%	19.40%	to	18.43%
2011	0.95%	to	1.75%	37,024	11.41	to	10.47	416,278	0.71%	-3.60%	to	-4.38%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.95%	to	1.10%	5,110	24.10	to	23.61	122,431	1.04%	-3.98%	to	-4.12%
2014	0.95%	to	1.20%	5,297	25.10	to	24.31	131,973	0.82%	5.68%	to	5.41%
2013	0.95%	to	1.20%	7,784	23.75	to	23.06	184,084	0.85%	29.21%	to	28.88%
2012	0.95%	to	1.10%	7,989	18.38	to	18.09	146,242	0.33%	25.89%	to	25.70%
2011	0.95%	to	1.15%	14,663	14.60	to	14.32	212,586	0.80%	-9.71%	to	-9.89%
VIP Value Portfolio - Service Class (FVS)
2015	0.95%	to	1.05%	10,947	19.70	to	19.41	215,163	1.27%	-1.76%	to	-1.86%
2014	0.95%	to	1.05%	11,500	20.05	to	19.78	230,118	1.28%	10.25%	to	10.14%
2013	0.95%	to	1.05%	11,786	18.19	to	17.96	213,945	0.85%	31.04%	to	30.90%
2012	0.95%	to	1.05%	14,656	13.88	to	13.72	202,937	1.63%	19.65%	to	19.53%
2011	0.95%	to	1.05%	16,148	11.60	to	11.48	186,874	0.76%	-3.47%	to	-3.57%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.95%	to	1.50%	45,531	22.12	to	20.51	986,227	1.66%	-4.33%	to	-4.86%
2014	0.95%	to	1.50%	51,315	23.12	to	21.56	1,164,183	1.55%	7.97%	to	7.37%
2013	0.95%	to	1.50%	55,290	21.42	to	20.08	1,163,914	1.75%	28.82%	to	28.10%
2012	0.95%	to	1.50%	66,712	16.63	to	15.67	1,093,267	1.82%	11.11%	to	10.49%
2011	0.95%	to	1.55%	73,800	14.96	to	14.14	1,089,825	1.63%	5.29%	to	4.71%
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.95%	to	1.35%	6,555	16.42	to	15.55	105,556	3.48%	-7.20%	to	-7.57%
2014	0.95%	to	1.35%	7,607	17.70	to	16.82	132,118	2.11%	-11.73%	to	-12.09%
2013	0.95%	to	1.35%	8,833	20.05	to	19.13	174,111	2.51%	22.10%	to	21.61%
2012	0.95%	to	1.35%	10,629	16.42	to	15.73	171,931	3.14%	17.47%	to	16.99%
2011	0.95%	to	1.35%	16,370	13.98	to	13.45	225,981	1.96%	-11.29%	to	-11.65%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.95%	to	1.45%	42,788	12.04	to	11.59	508,675	2.93%	-7.10%	to	-7.57%
2014	0.95%	to	1.45%	45,326	12.97	to	12.53	580,911	2.62%	1.87%	to	1.36%
2013	0.95%	to	1.40%	41,509	12.73	to	12.40	523,166	12.05%	22.59%	to	22.04%
2012	0.95%	to	1.40%	35,101	10.38	to	10.16	361,174	2.65%	14.23%	to	13.71%
2011	0.95%	to	1.40%	31,538	9.09	to	8.94	284,402	0.01%	-2.48%	to	-2.92%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.95%	to	1.50%	11,063	$21.17	to	$19.84	$232,409	0.58%	-1.41%	to	-1.96%
2014	0.95%	to	1.50%	10,867	21.47	to	20.24	231,612	0.32%	9.33%	to	8.73%
2013	0.95%	to	1.70%	15,344	19.64	to	18.25	297,883	0.72%	36.30%	to	35.27%
2012	0.95%	to	1.70%	14,053	14.41	to	13.49	200,212	0.18%	9.92%	to	9.09%
2011	0.95%	to	1.70%	19,928	13.11	to	12.37	257,526	0.33%	-4.00%	to	-4.72%
International Growth Fund/VA- Service Shares (OVIGS)
2015			1.10%	4,631			9.22	42,719	0.00%			1.97%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.95%	to	1.50%	9,251	24.89	to	23.08	225,879	1.31%	2.96%	to	2.38%
2014	0.95%	to	1.50%	10,880	24.18	to	22.54	258,268	1.70%	1.32%	to	0.76%
2013	0.95%	to	1.35%	1,030	23.86	to	22.77	24,135	1.68%	26.10%	to	25.59%
2012	0.95%	to	1.35%	7,216	18.92	to	18.13	134,619	2.31%	20.11%	to	19.62%
2011	0.95%	to	1.35%	9,452	15.76	to	15.16	147,054	1.34%	-9.16%	to	-9.53%
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.95%	to	1.95%	166,416	24.09	to	20.93	3,904,514	1.05%	2.69%	to	1.65%
2014	0.95%	to	1.95%	181,662	23.46	to	20.59	4,156,861	1.02%	1.09%	to	0.07%
2013	0.95%	to	1.95%	93,510	23.21	to	20.57	2,116,024	1.17%	25.78%	to	24.52%
2012	0.95%	to	1.95%	109,538	18.45	to	16.52	1,976,617	1.92%	19.80%	to	18.59%
2011	0.95%	to	1.95%	131,204	15.40	to	13.93	1,982,792	1.11%	-9.39%	to	-10.31%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	0.95%	to	2.15%	225,918	19.94	to	16.84	4,386,194	0.66%	2.13%	to	0.89%
2014	0.95%	to	2.15%	251,712	19.53	to	16.69	4,791,120	0.58%	9.35%	to	8.03%
2013	0.95%	to	2.15%	286,306	17.86	to	15.45	4,991,994	0.84%	30.19%	to	28.61%
2012	0.95%	to	2.15%	353,391	13.72	to	12.01	4,746,464	0.66%	15.50%	to	14.10%
2011	0.95%	to	2.15%	409,404	11.88	to	10.53	4,768,340	0.63%	-1.26%	to	-2.45%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.95%	to	1.35%	11,155	28.69	to	27.16	314,047	0.92%	-6.79%	to	-7.17%
2014	0.95%	to	1.35%	14,785	30.78	to	29.25	447,663	0.88%	10.87%	to	10.42%
2013	0.95%	to	1.35%	16,048	27.76	to	26.49	439,042	0.98%	39.68%	to	39.11%
2012	0.95%	to	1.35%	17,060	19.88	to	19.04	335,083	0.53%	16.86%	to	16.39%
2011	0.95%	to	1.35%	25,979	17.01	to	16.36	437,380	0.70%	-3.14%	to	-3.53%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.95%	to	2.00%	34,671	16.02	to	14.45	539,534	0.65%	-6.99%	to	-7.97%
2014	0.95%	to	2.00%	32,819	17.22	to	15.70	550,094	0.66%	10.59%	to	9.42%
2013	0.95%	to	1.50%	31,057	15.57	to	14.92	475,099	0.70%	39.29%	to	38.52%
2012	0.95%	to	1.50%	30,355	11.18	to	10.77	334,019	0.32%	16.55%	to	15.90%
2011	0.95%	to	1.50%	37,115	9.59	to	9.30	351,946	0.38%	-3.31%	to	-3.84%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.95%	to	1.50%	17,781	9.91	to	9.74	175,358	5.55%	-3.19%	to	-3.73%
2014	0.95%	to	1.50%	20,807	10.24	to	10.12	212,286	4.17%	1.86%	to	1.30%
2013	0.95%	to	1.50%	22,850	10.05	to	9.99	229,262	5.11%	-1.08%	to	-1.63%
2012	0.95%	to	1.40%	24,123	10.16	to	10.15	245,093	0.00%	1.62%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	0.95%	to	1.80%	205,323	18.74	to	16.62	3,747,089	5.50%	-3.42%	to	-4.25%
2014	0.95%	to	1.80%	248,662	19.40	to	17.36	4,711,890	3.99%	1.52%	to	0.65%
2013	0.95%	to	1.85%	295,343	19.11	to	17.15	5,528,325	4.65%	-1.31%	to	-2.21%
2012	0.95%	to	1.85%	400,651	19.36	to	17.53	7,619,995	5.61%	12.07%	to	11.05%
2011	0.95%	to	1.85%	474,674	17.28	to	15.79	8,073,718	2.97%	-0.30%	to	-1.21%
Foreign Bond Portfolio(Unhedged) - Advisor Class (PMVFAD)
2015	0.95%	to	1.40%	13,126	11.17	to	10.84	143,633	1.41%	-8.06%	to	-8.47%
2014	0.95%	to	1.75%	21,232	12.15	to	11.60	253,914	1.97%	-0.65%	to	-1.45%
2013	0.95%	to	1.75%	56,171	12.23	to	11.77	674,800	1.69%	-7.45%	to	-8.20%
2012	0.95%	to	1.75%	67,913	13.21	to	12.83	886,793	5.20%	4.23%	to	3.39%
2011	0.95%	to	1.75%	73,985	12.68	to	12.41	930,403	1.94%	7.39%	to	6.52%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.95%	to	1.50%	101,142	11.73	to	11.30	1,172,967	3.43%	-0.74%	to	-1.29%
2014	0.95%	to	1.75%	95,889	11.82	to	11.29	1,124,571	1.02%	-0.21%	to	-1.01%
2013	0.95%	to	1.75%	118,762	11.84	to	11.40	1,398,080	1.38%	-1.18%	to	-1.98%
2012	0.95%	to	1.75%	141,753	11.98	to	11.63	1,690,885	1.78%	4.74%	to	3.89%
2011	0.95%	to	1.75%	134,979	11.44	to	11.20	1,540,847	1.59%	0.05%	to	-0.76%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	1.15%	to	1.30%	634	9.37	to	9.35	5,919	5.12%	-3.49%	to	-3.63%
2014	1.35%	to	1.40%	6,507	9.70	to	9.69	63,081	2.88%	-3.02%	to	-3.06%	****
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.95%	to	1.40%	6,651	20.14	to	19.01	131,141	1.94%	-8.41%	to	-8.82%
2014	0.95%	to	1.60%	6,503	21.99	to	20.36	139,155	1.35%	9.68%	to	8.96%
2013	0.95%	to	1.40%	6,362	20.05	to	19.10	125,320	1.51%	34.39%	to	33.78%
2012	0.95%	to	1.35%	6,844	14.92	to	14.35	100,923	1.84%	18.00%	to	17.53%
2011	0.95%	to	1.65%	11,369	12.64	to	11.89	140,967	1.21%	-5.55%	to	-6.21%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VT International Equity Fund: Class IB (PVTIGB)
2015	0.95%	to	1.35%	6,357	$15.50	to	$14.67	$96,466	1.17%	-0.81%	to	-1.21%
2014	0.95%	to	1.35%	6,576	15.63	to	14.85	100,807	0.97%	-7.66%	to	-8.04%
2013	0.95%	to	1.35%	7,374	16.93	to	16.15	122,673	1.39%	26.85%	to	26.34%
2012	0.95%	to	1.35%	9,527	13.34	to	12.79	125,217	2.04%	20.76%	to	20.27%
2011	0.95%	to	1.35%	9,653	11.05	to	10.63	105,068	3.04%	-17.72%	to	-18.05%
VT Small Cap Value Fund: Class IB (PVTSCB)
2015	0.95%	to	1.50%	2,127	22.07	to	20.46	45,828	0.86%	-5.15%	to	-5.68%
2014	0.95%	to	1.50%	2,537	23.27	to	21.69	57,849	0.60%	2.45%	to	1.88%
2013	0.95%	to	1.50%	4,015	22.71	to	21.29	89,611	1.06%	38.28%	to	37.51%
2012	0.95%	to	1.50%	7,469	16.42	to	15.48	120,053	0.47%	16.37%	to	15.72%
2011	0.95%	to	1.50%	8,460	14.11	to	13.38	117,309	0.48%	-5.63%	to	-6.15%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	1.55%	34,932	19.41	to	17.87	654,655	1.19%	-7.00%	to	-7.57%
2014	0.95%	to	1.55%	36,089	20.87	to	19.33	730,917	0.84%	8.68%	to	8.02%
2013	0.95%	to	1.55%	47,114	19.20	to	17.90	876,129	0.78%	42.36%	to	41.50%
2012	0.95%	to	1.60%	52,325	13.49	to	12.58	687,532	0.34%	13.14%	to	12.40%
2011	0.95%	to	1.60%	60,756	11.92	to	11.19	709,223	0.00%	-18.63%	to	-19.16%
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.95%	to	1.85%	106,159	18.32	to	16.14	1,886,304	0.00%	3.76%	to	2.81%
2014	0.95%	to	1.85%	122,995	17.66	to	15.70	2,106,204	0.00%	7.14%	to	6.17%
2013	0.95%	to	1.85%	145,154	16.48	to	14.79	2,325,884	0.24%	38.47%	to	37.21%
2012	0.95%	to	1.85%	177,319	11.91	to	10.78	2,052,731	0.00%	12.32%	to	11.29%
2011	0.95%	to	1.85%	135,448	10.60 to 9.69			1,400,057	0.00%	-7.28%	to	-8.12%
VI Comstock Fund - Series II Shares (ACC2)
2015	0.95%	to	2.15%	189,558	19.90	to	16.81	3,672,470	1.63%	-7.09%	to	-8.21%
2014	0.95%	to	2.15%	231,791	21.42	to	18.31	4,836,609	1.08%	8.06%	to	6.75%
2013	0.95%	to	2.15%	260,485	19.82	to	17.15	5,039,560	1.42%	34.36%	to	32.74%
2012	0.95%	to	2.15%	326,060	14.75	to	12.92	4,703,928	1.44%	17.79%	to	16.36%
2011	0.95%	to	2.15%	409,076	12.52	to	11.10	5,017,124	1.39%	-3.04%	to	-4.21%
VI Core Equity Fund - Series I Shares (AVGI)
2015	0.95%	to	1.35%	2,897	15.84	to	15.23	45,163	0.83%	-6.67%	to	-7.04%
2014	0.95%	to	1.35%	5,234	16.97	to	16.38	87,687	0.77%	7.12%	to	6.69%
2013	0.95%	to	1.35%	12,622	15.84	to	15.36	198,308	1.36%	28.02%	to	27.50%
2012	0.95%	to	1.35%	15,157	12.37	to	12.04	186,025	0.94%	12.80%	to	12.34%
2011	0.95%	to	1.35%	18,185	10.97	to	10.72	198,240	0.91%	-1.01%	to	-1.41%
VI Core Equity Fund - Series II Shares (AVCE2)
2015	0.95%	to	1.80%	42,621	15.46	to	14.23	644,102	0.92%	-6.90%	to	-7.69%
2014	0.95%	to	1.80%	43,593	16.61	to	15.41	709,156	0.64%	6.82%	to	5.91%
2013	0.95%	to	1.80%	54,719	15.55	to	14.55	837,137	1.25%	27.71%	to	26.62%
2012	0.95%	to	1.80%	62,373	12.17	to	11.49	749,497	0.85%	12.53%	to	11.56%
2011	0.95%	to	1.80%	61,899	10.82	to	10.30	659,306	0.76%	-1.24%	to	-2.08%
VI International Growth Fund - Series II Shares (AVIE2)
2015	0.95%	to	1.80%	6,841	23.15	to	20.54	154,696	1.29%	-3.54%	to	-4.37%
2014	0.95%	to	1.80%	6,963	24.00	to	21.48	163,423	1.29%	-0.86%	to	-1.71%
2013	0.95%	to	1.80%	11,559	24.21	to	21.85	273,472	0.99%	17.59%	to	16.58%
2012	0.95%	to	1.80%	14,228	20.59	to	18.74	287,288	1.28%	14.16%	to	13.18%
2011	0.95%	to	1.80%	15,150	18.03	to	16.56	268,583	1.30%	-7.87%	to	-8.66%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.95%	to	1.35%	6,197	20.56	to	19.46	124,420	0.34%	-4.94%	to	-5.32%
2014	0.95%	to	1.35%	6,573	21.63	to	20.56	139,185	0.04%	3.44%	to	3.02%
2013	0.95%	to	1.35%	7,548	20.91	to	19.96	154,972	0.67%	27.59%	to	27.08%
2012	0.95%	to	1.35%	10,319	16.39	to	15.70	166,546	0.06%	9.90%	to	9.45%
2011	0.95%	to	1.35%	13,539	14.91	to	14.35	199,307	0.26%	-7.27%	to	-7.64%
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2015	0.95%	to	1.35%	16,595	5.54	to	5.46	91,349	0.04%	-34.26%	to	-34.52%
2014	0.95%	to	1.40%	34,151	8.43	to	8.33	286,074	0.00%	-20.11%	to	-20.48%
2013	0.95%	to	1.35%	16,288	10.56	to	10.49	171,449	0.46%	9.25%	to	8.81%
2012	0.95%	to	1.35%	14,833	9.66	to	9.64	143,166	1.16%	-3.37%	to	-3.63%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.95%	to	1.45%	24,400	5.64	to	5.54	136,899	0.04%	-34.08%	to	-34.41%
2014	0.95%	to	1.75%	40,710	8.56	to	8.38	347,324	0.09%	-19.87%	to	-20.52%
2013	0.95%	to	1.75%	42,131	10.68	to	10.54	449,184	0.78%	9.48%	to	8.60%
2012	0.95%	to	1.75%	58,355	9.76	to	9.71	568,920	0.60%	-2.41%	to	-2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.95%	to	1.60%	59,145	14.66	to	14.03	856,785	0.37%	-9.22%	to	-9.81%
2014	0.95%	to	1.75%	74,382	16.15	to	15.42	1,189,002	0.49%	-6.16%	to	-6.92%
2013	0.95%	to	1.75%	138,954	17.21	to	16.57	2,364,730	1.31%	23.94%	to	22.94%
2012	0.95%	to	1.75%	155,984	13.89	to	13.48	2,148,283	1.16%	18.04%	to	17.09%
2011	0.95%	to	1.75%	161,057	11.76	to	11.51	1,883,766	0.91%	-8.09%	to	-8.83%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.95%	to	1.60%	12,006	$23.14	to	$22.14	$275,437	0.00%	-3.81%	to	-4.44%
2014	0.95%	to	1.40%	23,608	24.05	to	23.44	560,397	0.00%	-2.81%	to	-3.25%
2013	0.95%	to	1.15%	14,764	24.75	to	24.52	364,174	0.00%	48.80%	to	48.50%
2012	0.95%	to	1.55%	8,083	16.63	to	16.26	133,915	0.00%	6.84%	to	6.20%
2011	0.95%	to	1.55%	7,872	15.57	to	15.32	122,000	0.00%	-5.50%	to	-6.07%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	1.50%	15,519	20.87	to	19.78	318,795	0.00%	26.13%	to	25.43%
2012	0.95%	to	1.50%	16,467	16.55	to	15.77	268,915	2.48%	20.07%	to	19.40%
2011	0.95%	to	1.50%	35,421	13.78	to	13.21	483,286	1.32%	-9.14%	to	-9.64%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	2.00%	128,666	20.38	to	18.39	2,570,590	0.00%	25.80%	to	24.47%
2012	0.95%	to	2.00%	171,484	16.20	to	14.77	2,726,927	1.98%	19.80%	to	18.53%
2011	0.95%	to	2.00%	226,068	13.52	to	12.46	3,006,496	1.10%	-9.36%	to	-10.32%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	1.75%	80,623	18.49	to	16.65	1,448,160	0.28%	10.06%	to	9.17%
2013	0.95%	to	1.75%	93,353	16.80	to	15.26	1,528,763	0.41%	28.82%	to	27.78%
2012	0.95%	to	1.75%	117,108	13.04	to	11.94	1,489,341	0.22%	15.57%	to	14.64%
2011	0.95%	to	1.75%	127,908	11.28	to	10.41	1,409,468	0.25%	-0.58%	to	-1.38%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	0.95%	to	1.80%	796,216	12.08	to	11.13	9,504,014	1.45%	-6.40%	to	-7.17%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	1.40%	to	1.50%	63,422	13.92	to	13.82	882,540	5.52%	-0.24%	to	-0.34%
2013	1.40%	to	1.50%	61,712	13.96	to	13.86	860,855	5.21%	4.48%	to	4.38%
2012	1.40%	to	1.50%	76,857	13.36	to	13.28	1,026,303	5.39%	12.70%	to	12.58%
2011	1.40%	to	1.50%	103,090	11.85	to	11.80	1,221,721	6.94%	2.59%	to	2.49%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	1.35%	13,150	16.76	to	16.18	216,553	2.21%	5.92%	to	5.49%
2012	0.95%	to	1.35%	15,782	15.82	to	15.34	246,111	10.04%	13.62%	to	13.16%
2011	0.95%	to	1.35%	8,261	13.93	to	13.55	113,820	7.05%	2.82%	to	2.41%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.95%	to	1.80%	54,288	14.17	to	13.26	756,178	4.59%	-0.05%	to	-0.91%
2013	0.95%	to	1.80%	81,373	14.17	to	13.38	1,137,128	5.60%	4.86%	to	3.96%
2012	0.95%	to	1.80%	107,009	13.52	to	12.87	1,431,353	5.85%	12.81%	to	11.84%
2011	0.95%	to	1.80%	113,574	11.98	to	11.51	1,349,359	6.15%	2.66%	to	1.78%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	1.05%	21,666	14.31	to	14.20	309,128	4.73%	0.03%	to	-0.07%
2013	0.95%	to	1.05%	30,096	14.31	to	14.21	429,467	5.51%	4.92%	to	4.81%
2012	0.95%	to	1.05%	32,367	13.64	to	13.56	440,770	5.63%	13.01%	to	12.90%
2011	0.95%	to	1.20%	38,112	12.07	to	11.93	459,157	6.65%	3.01%	to	2.75%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95%	to	2.00%	95,658	20.60	to	18.58	1,929,994	0.39%	-0.51%	to	-1.56%
2012	0.95%	to	2.00%	134,692	20.70	to	18.88	2,731,634	0.25%	15.80%	to	14.57%
2011	0.95%	to	2.00%	171,283	17.88	to	16.48	3,010,962	0.39%	-23.33%	to	-24.14%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	2.00%	96,924	15.61	to	13.93	1,481,255	1.03%	-9.18%	to	-10.14%
2013	0.95%	to	1.75%	130,256	17.18	to	15.89	2,211,575	1.32%	28.92%	to	27.88%
2012	0.95%	to	2.10%	131,517	13.33	to	12.05	1,730,594	1.70%	19.30%	to	17.92%
2011	0.95%	to	2.10%	156,770	11.17	to	10.22	1,730,600	1.03%	-18.17%	to	-19.12%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	1.45%	19,365	15.86	to	15.03	301,657	1.14%	-9.05%	to	-9.51%
2013	0.95%	to	1.45%	23,103	17.44	to	16.61	396,954	1.15%	29.06%	to	28.41%
2012	0.95%	to	1.45%	31,250	13.52	to	12.94	417,916	1.81%	19.52%	to	18.92%
2011	0.95%	to	1.45%	35,920	11.31	to	10.88	402,753	1.20%	-18.09%	to	-18.50%
VIP Growth Strategies Portfolio - Service Class (obsolete) (FAGRS)
2014	0.95%	to	1.00%	2,424	16.65	to	16.54	40,331	0.01%	12.45%	to	12.39%
2013	0.95%	to	1.00%	2,616	14.81	to	14.71	38,708	0.00%	35.75%	to	35.68%
2012	0.95%	to	1.00%	4,715	10.91	to	10.84	51,318	0.00%	10.55%	to	10.49%
2011	0.95%	to	1.00%	4,903	9.87	to	9.81	48,272	0.00%	-9.87%	to	-9.92%
VIP Growth Strategies Portfolio - Service Class 2 (obsolete) (FAGR2)
2014	0.95%	to	2.15%	34,379	16.18	to	13.64	538,634	0.00%	12.33%	to	10.97%
2013	0.95%	to	2.15%	37,768	14.40	to	12.29	527,816	0.00%	35.41%	to	33.77%
2012	0.95%	to	2.15%	44,317	10.64	to	9.19	458,483	0.00%	10.47%	to	9.13%
2011	0.95%	to	2.15%	51,949	9.63	to	8.42	488,195	0.00%	-10.08%	to	-11.16%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95%	to	1.80%	82,622	9.12	to	8.38	733,945	0.00%	-8.99%	to	-9.77%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95%	to	1.10%	2,986	13.16	to	12.97	38,739	0.00%	-8.04%	to	-8.18%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95%	to	1.35%	8,950	11.99	to	11.62	105,603	0.00%	-8.25%	to	-8.62%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL  STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95%	to	1.75%	76,485	$9.81	to	$9.67	$747,759	0.79%	-17.19%	to	-17.86%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013			1.10%	3,335			13.05	43,524	1.82%			20.09%
2012	0.95%	to	1.10%	5,152	11.01	to	10.87	56,211	0.37%	16.12%	to	15.94%
2011	0.95%	to	1.10%	6,384	9.48	to	9.37	60,018	1.43%	-16.91%	to	-17.04%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	to	1.55%	46,158	12.91	to	12.17	588,402	2.38%	19.95%	to	19.22%
2012	0.95%	to	1.55%	59,971	10.76	to	10.21	636,623	0.14%	15.83%	to	15.13%
2011	0.95%	to	1.55%	87,806	9.29	to	8.87	806,984	1.59%	-17.19%	to	-17.69%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95%	to	1.10%	62,185	2.78	to	2.76	172,173	11.02%	-2.81%	to	-2.96%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95%	to	1.40%	29,987	4.00	to	3.83	118,599	9.79%	-3.26%	to	-3.70%

2015	Reserves for annuity contracts in payout phase:							678,260
2015	Contract owners equity:							$417,467,230
2014	Reserves for annuity contracts in payout phase:							696,109
2014	Contract owners equity:							$472,145,376
2013	Reserves for annuity contracts in payout phase:							744,588
2013	Contract owners equity:							$520,219,801
2012	Reserves for annuity contracts in payout phase:							580,219
2012	Contract owners equity:							$507,833,832
2011	Reserves for annuity contracts in payout phase:							869,225
2011	Contract owners equity:							$541,215,504
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.